UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-05601

SEI Institutional International Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2010

Date of reporting period: March 31, 2010

Item 1.	Reports to Stockholders.

SEI Institutional International Trust

Semi-Annual Report as of March 31, 2010

International Equity Fund

Emerging Markets Equity Fund

International Fixed Income Fund

Emerging Markets Debt Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

March 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 88.9%

Argentina — 0.1%
Other Securities	0.1%		$1,941

Australia — 5.5%
BHP Billiton	0.8	414,116	16,568
BHP Billiton ADR	0.2	59,900	4,811
Commonwealth Bank of Australia	0.6	234,794	12,131
National Australia Bank	0.4	323,916	8,182
Rio Tinto	0.3	80,892	5,821
Wesfarmers	0.4	255,237	7,447
Other Securities	2.8		60,223

			115,183

Austria — 0.2%
Other Securities	0.2		3,776

Belgium — 1.5%
Delhaize Group	0.4	95,166	7,662
InBev	0.5	180,686	9,118
Other Securities	0.6		14,346

			31,126

Bosnia and Herzegovina — 0.0%
Other Securities	0.0		298

Brazil — 0.6%
Banco Santander Brasil ADR	0.2	216,200	2,688
Other Securities	0.4		8,968

			11,656

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Canada — 2.1%
Other Securities	2.1%		$44,255

Chile — 0.4%
Banco Santander Chile ADR	0.1	38,807	2,647
Other Securities	0.3		5,599

			8,246

China — 0.8%
Other Securities	0.8		17,142

Cyprus — 0.0%
Other Securities	0.0		72

Denmark — 1.3%
Novo Nordisk, Cl B	0.5	130,698	10,160
Other Securities	0.8		16,242

			26,402

Finland — 0.6%
Other Securities	0.6		12,915

France — 6.2%
BNP Paribas	0.5	134,756	10,368
Sanofi-Aventis	0.8	225,485	16,839
Schneider Electric	0.4	65,403	7,685
Total	0.5	160,790	9,351
Other Securities	4.0		86,126

			130,369

Germany — 6.3%
Allianz	0.4	58,594	7,360
BASF	0.8	253,749	15,767
Deutsche Boerse	0.4	115,585	8,583
Siemens	0.8	163,002	16,354
Other Securities	3.9		84,416

			132,480

Greece — 0.3%
Other Securities	0.3		5,693

Guernsey — 0.1%
Other Securities	0.1		3,092

Hong Kong — 2.7%
BOC Hong Kong Holdings	0.4	3,343,356	7,974
Other Securities	2.3		47,654

			55,628

India — 0.7%
Other Securities	0.7		15,096

SEI Institutional International Trust / Semi-Annual Report / March 31, 2010	1

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Continued)

March 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Indonesia — 0.1%
Other Securities	0.1%		$1,591

Ireland — 0.7%
Experian	0.4	812,957	7,997
Other Securities	0.3		5,758

			13,755

Israel — 0.6%
Other Securities	0.6		12,349

Italy — 1.9%
Enel	0.5	1,961,694	10,989
Other Securities	1.4		28,246

			39,235

Japan — 16.4%
Canon	0.4	167,500	7,762
Honda Motor	0.7	428,590	15,136
Jupiter Telecommunications (A)	0.4	7,506	8,676
Mitsubishi	0.6	492,891	12,924
Mitsui	0.4	533,368	8,967
Nissan Motor	0.6	1,323,029	11,341
Sony	0.4	229,100	8,778
Other Securities	12.9		269,746

			343,330

Jersey — 0.3%
Other Securities	0.3		5,893

Macau — 0.0%
Other Securities	0.0		64

Malaysia — 0.1%
Other Securities	0.1		1,718

Mauritius — 0.0%
Other Securities	0.0		926

Netherlands — 5.7%
Koninklijke Ahold	0.4	598,311	7,991
Koninklijke Philips Electronics	0.6	389,475	12,511
Royal Dutch Shell, Cl A	0.4	282,025	8,172
TNT	0.4	317,598	9,123
Unilever	1.0	679,800	20,600
Other Securities	2.9		61,064

			119,461

New Zealand — 0.1%
Other Securities	0.1		1,823

Norway — 1.3%
DnB	0.5	995,532	11,388

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	0.8%		$16,574

			27,962

Portugal — 0.3%
Other Securities	0.3		6,210

Russia — 0.1%
Other Securities	0.1		3,161

Singapore — 1.5%
Other Securities	1.5		30,655

South Africa — 0.3%
Other Securities	0.3		5,393

South Korea — 1.0%
Other Securities	1.0		20,292

Spain — 1.8%
Banco Santander Central Hispano	0.9	1,318,597	17,557
Other Securities	0.9		20,760

			38,317

Sweden — 1.9%
Other Securities	1.9		39,481

Switzerland — 7.8%
Credit Suisse Group	0.5	206,209	10,648
Nestle	1.4	586,130	30,071
Novartis	1.2	456,083	24,677
Roche Holding	0.7	85,521	13,894
Xstrata	0.4	483,229	9,152
Zurich Financial Services	0.5	39,587	10,166
Other Securities	3.1		64,352

			162,960

Taiwan — 0.6%
Other Securities	0.6		13,590

Thailand — 0.0%
Other Securities	0.0		889

Turkey — 0.2%
Other Securities	0.2		4,173

United Kingdom — 16.3%
Anglo American*	0.4	178,168	7,767
AstraZeneca	0.9	409,094	18,238
Barclays	0.7	2,722,469	14,879
BHP Billiton	0.7	420,064	14,401
BP	1.6	3,571,591	33,774
British American Tobacco	0.8	452,625	15,596
GlaxoSmithKline	0.5	546,373	10,488

2	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

HSBC Holdings	0.6%	1,280,272	$12,973
Imperial Tobacco Group	0.4	280,174	8,542
Rio Tinto	0.7	236,916	14,034
Unilever	0.1	33,695	989
Vodafone Group	1.1	10,274,917	23,691
WPP	0.4	804,473	8,335
Other Securities	7.4		157,941

			341,648

United States — 0.5%
Other Securities	0.5		9,994

Total Common Stock (Cost $1,682,757) ($ Thousands)			1,860,240

MORTGAGE-BACKED SECURITIES — 2.1%

Agency Mortgage-Backed Obligations — 0.6%
Other Securities	0.6		13,079

Non-Agency Mortgage-Backed Obligations — 1.5%
Other Securities	1.5		30,389

Total Mortgage-Backed Securities (Cost $44,147) ($ Thousands)			43,468

PREFERRED STOCK — 1.0%

Brazil — 0.6%
Other Securities	0.6		12,028

Germany — 0.4%
Other Securities	0.4		9,861

Total Preferred Stock (Cost $20,687) ($ Thousands)			21,889

ASSET-BACKED SECURITIES — 1.0%

Automotive — 0.3%
Other Securities	0.3		5,784

Credit Card — 0.5%
Other Securities	0.5		10,084

Mortgage Related Securities — 0.2%
Other Securities	0.2		4,350

Total Asset-Backed Securities (Cost $20,456) ($ Thousands)			20,218

CORPORATE OBLIGATIONS — 0.3%

Canada — 0.0%
Other Securities	0.0		392

Italy — 0.1%
Other Securities	0.1		667

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Spain — 0.0%
Other Securities	0.0%		$426

United States — 0.2%
Other Securities	0.2		4,669

Total Corporate Obligations (Cost $6,691) ($ Thousands)			6,154

RIGHTS — 0.0%

Germany — 0.0%
Other Securities	0.0		7

Japan — 0.0%
Other Securities	0.0		9

Spain — 0.0%
Other Securities	0.0		1

Total Rights (Cost $0) ($ Thousands)			17

WARRANTS — 0.0%

Italy — 0.0%
Other Securities	0.0		6

Singapore — 0.0%
Other Securities	0.0		34

Total Warrants (Cost $0) ($ Thousands)			40

CASH EQUIVALENT — 3.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070%,†**	3.1	63,815	63,815

Total Cash Equivalent (Cost $63,815) ($ Thousands)			63,815

U.S. TREASURY OBLIGATIONS — 0.3%
Other Securities	0.3		6,636

Total U.S. Treasury Obligations (Cost $6,637) ($ Thousands)			6,636

AFFILIATED PARTNERSHIP — 1.5%

United States — 1.5%
SEI Liquidity Fund, L.P., 0.220%†** (B)	1.5	32,842,069	31,195

Total Affiliated Partnership (Cost $32,842) ($ Thousands)			31,195

Total Investments — 98.2% (Cost $1,878,032) ($ Thousands)†			$2,053,672

SEI Institutional International Trust / Semi-Annual Report / March 31, 2010	3

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Concluded)

March 31, 2010

A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2010, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
5/13/10	EUR	2,104	USD	2,851	$5
5/13/10	USD	5,810	EUR	4,214	(109)

					$(104)

A summary of the open futures contracts held by the Fund at March 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	752	Jun-2010	$319
FTSE Index	219	Jun-2010	178
Hang Seng Index	12	Apr-2010	10
MSCI EAFE Index E-MINI	13	Jun-2010	11
Nikkei 225 Index	25	Jun-2010	77
SPI 200 Index	64	Jun-2010	65
Topix Index	156	Jun-2010	1,007

			$1,667

For the period ended March 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of outstanding swap agreements held by the Fund at March 31, 2010, is as follows:

Total Return Swap
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($Thousands)
Morgan Stanley	MSCI Daily TR Net EAFE USD Market Index	3-Month LIBOR Minus 24 Bps	Price Return	01/13/11	102,220	$5,410

Percentages are based on a Net Assets of $2,092,200($ Thousands).

*	Non-income producing security

**	Rate shown is the 7-day effective yield as of March 31, 2010.

†	Affiliated security.

(A)	This security or a partial position of this security is on loan at March 31, 2010. The total market value of securities on loan at March 31, 2010 was $30,851 ($ Thousands) (See Note 9).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of March 31, 2010 was $31,195 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

EUR — Euro

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

Ser — Series

USD — U.S. Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,860,240	$—	$—	$1,860,240
Mortgage-Backed Securities	—	43,468	—	43,468
Preferred Stock	21,889	—	—	21,889
Asset-Backed Securities	—	20,218	—	20,218
Corporate Obligations	—	6,154	—	6,154
Rights	8	9	—	17
Warrants	6	34	—	40
Cash Equivalent	63,815	—	—	63,815
U.S. Treasury Obligations	—	6,636	—	6,636
Affiliated Partnership	—	31,195	—	31,195

Total	$1,945,958	$107,714	$—	$2,053,672

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forwards	$—	$(104)	$—	$(104)
Futures	1,667	—	—	1,667
Total Return Swap	—	5,410	—	5,410

Total Other Financial Instruments	$1,667	$5,306	$—	$6,973

*	Other Financial Instruments are valued at unrealized appreciation/depreciation.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

March 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 90.7%

Argentina — 0.5%
Other Securities	0.5%		$4,456

Australia — 0.0%
Other Securities	0.0		352

Brazil — 8.3%
Itau Unibanco Holding ADR	0.5	203,889	4,484
Petroleo Brasileiro	0.8	346,429	7,685
Petroleo Brasileiro ADR	0.2	43,754	1,947
Usinas Siderurgicas de Minas Gerais	0.4	107,935	3,787
Vale ADR, Cl B	0.9	253,460	8,159
Vale	0.6	163,100	5,193
Other Securities	4.9		47,277

			78,532

Canada — 0.1%
Other Securities	0.1		836

Chile — 1.1%
Enersis ADR	0.4	185,817	3,714
Other Securities	0.7		6,450

			10,164

China — 10.8%
Bank of China	0.7	12,813,000	6,832
China Citic Bank	0.1	1,213,000	909
China Construction Bank, Cl H	1.3	14,734,250	12,069
China Life Insurance, Cl H	0.5	868,793	4,162
China Shenhua Energy	0.0	46,500	201
Industrial & Commercial Bank of China	1.0	12,559,959	9,576
PetroChina, Cl H	0.4	3,480,208	4,070

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

PetroChina ADR	0.2%	11,290	$1,323
Tencent Holdings	0.4	203,300	4,079
Other Securities	6.2		58,979

			102,200

Colombia — 0.1%
Other Securities	0.1		630

Czech Republic — 0.3%
Other Securities	0.3		2,501

Egypt — 0.6%
Other Securities	0.6		5,667

Hong Kong — 6.0%
China Mobile	1.3	1,314,457	12,646
China Mobile ADR	0.2	39,500	1,901
China Overseas Land & Investment	0.1	442,000	998
China Resources Power Holdings	0.1	417,800	894
CNOOC ADR	0.0	810	134
CNOOC	0.9	5,324,448	8,764
Cosco International Holdings	0.0	180,000	112
Dah Chong Hong Holdings	0.0	93,000	63
Industrial and Commercial Bank of China Asia	0.1	250,000	626
Kunlun Energy	0.2	978,159	1,373
Other Securities	3.1		29,269

			56,780

Hungary — 0.3%
Other Securities	0.3		2,923

India — 7.9%
Bank of India	0.4	528,726	4,007
Other Securities	7.5		70,340

			74,347

Indonesia — 2.3%
Bank Mandiri	0.4	6,989,592	4,109
Other Securities	1.9		17,983

			22,092

Israel — 1.4%
Teva Pharmaceutical Industries	0.5	69,817	4,469
Teva Pharmaceutical Industries ADR	0.4	61,556	3,883
Other Securities	0.5		5,208

			13,560

Kazakhstan — 0.3%
Other Securities	0.3		2,745

SEI Institutional International Trust / Semi-Annual Report / March 31, 2010	5

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Continued)

March 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Malaysia — 1.8%
Malayan Banking	0.4%	1,586,867	$3,634
Other Securities	1.4		13,181

			16,815

Mexico — 5.0%
America Movil, Ser L	0.6	2,346,969	5,932
America Movil ADR, Ser L	0.8	147,757	7,438
Grupo Financiero Banorte, Cl O* (A)	0.4	814,214	3,623
Grupo Mexico, Ser B	0.4	1,315,320	3,547
Urbi Desarrollos Urbanos* (A)	0.4	1,695,747	4,030
Other Securities	2.4		22,767

			47,337

Netherlands — 0.1%
Other Securities	0.1		717

Pakistan — 0.1%
Other Securities	0.1		1,262

Panama — 0.2%
Other Securities	0.2		2,043

Peru — 0.0%
Other Securities	0.0		458

Philippines — 0.3%
Other Securities	0.3		2,511

Poland — 1.0%
Other Securities	1.0		9,078

Russia — 6.3%
Lukoil ADR	1.1	192,633	10,922
MMC Norilsk Nickel ADR*	0.4	198,424	3,653
Mobile Telesystems ADR	0.4	71,738	3,981
OAO Gazprom ADR	1.7	677,533	15,807
Rosneft Oil GDR	0.5	578,580	4,588
VTB Bank GDR	0.2	364,348	2,018
Other Securities	2.0		18,309

			59,278

Singapore — 0.1%
Other Securities	0.1		609

South Africa — 7.0%
Impala Platinum Holdings	0.5	167,083	4,869
MTN Group	0.8	487,740	7,438
Sasol	0.7	156,787	6,463
Other Securities	5.0		47,726

			66,496

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

South Korea — 12.8%
Korean Air Lines	0.4%	60,832	$3,575
LG Electronics	0.6	56,891	5,782
LG Philips LCD	0.7	187,370	6,616
POSCO ADR	0.1	4,850	567
POSCO	0.9	19,142	8,933
Samsung Electronics	3.2	42,370	30,632
Shinhan Financial Group	0.9	211,230	8,298
Other Securities	6.0		56,546

			120,949

Sweden — 0.1%
Other Securities	0.1		1,224

Taiwan — 10.2%
Chinatrust Financial Holding	0.4	6,487,861	3,677
Hon Hai Precision Industry	1.2	2,546,134	11,024
MediaTek	0.6	337,857	5,862
Quanta Computer	0.5	2,406,592	4,668
Taiwan Semiconductor Manufacturing	1.4	6,747,456	13,067
Taiwan Semiconductor Manufacturing ADR	0.2	183,906	1,929
United Microelectronics	0.6	10,685,312	5,669
Other Securities	5.3		50,746

			96,642

Thailand — 2.5%
Other Securities	2.5		23,510

Turkey — 2.6%
Other Securities	2.6		24,950

United Arab Emirates — 0.1%
Other Securities	0.1		808

United Kingdom — 0.4%
Other Securities	0.4		4,184

United States — 0.1%
Other Securities	0.1		539

Total Common Stock (Cost $684,034) ($ Thousands)			857,195

PREFERRED STOCK — 7.3%

Brazil — 7.3%
Investimentos Itau	0.6	822,963	5,616
Itau Unibanco Holding	0.5	228,971	4,996
Petroleo Brasileiro	1.0	478,542	9,449
Petroleo Brasileiro Sponsored ADR, Cl A	1.1	266,655	10,557
Vale, Cl A	1.0	322,431	8,916

6	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Concluded)

March 31, 2010

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Vale ADR ADR, Cl B	0.6%	192,476	$5,343
Other Securities	2.5		24,032

Total Preferred Stock (Cost $41,180) ($ Thousands)			68,909

DEBENTURE BOND — 0.0%

Brazil — 0.0%
Vale, Ser 1997
0.000%, 09/30/49 (B)	0.0	8	—

Total Debenture Bond (Cost $—) ($ Thousands)			—

EXCHANGE TRADED FUND — 0.0%

United States — 0.0%
Other Securities	0.0		171

Total Exchange Traded Fund (Cost $163) ($ Thousands)			171

EQUITY-LINKED WARRANTS — 0.2%

Russia — 0.2%
Other Securities	0.2		1,801

United Arab Emirates — 0.0%
Other Securities	0.0		266

Total Equity-Linked Warrants (Cost $1,780) ($ Thousands)			2,067

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Prime Obligation Fund,
Cl A 0.070%,†**	1.1	10,485	10,485

Total Cash Equivalent (Cost $10,485) ($ Thousands)			10,485

AFFILIATED PARTNERSHIP — 3.5%

United States — 3.5%
SEI Liquidity Fund, L.P.,
0.220%†** (C)	3.5	34,041,277	33,072

Total Affiliated Partnership (Cost $34,041) ($ Thousands)			33,072

Total Investments — 102.8% (Cost $771,683) ($ Thousands)			$971,899

Percentages are based on a Net Assets of $945,234($ Thousands)

*	Non-income producing security

**	Rate shown is the 7-day effective yield as of March 31, 2010

†	Affiliated security.

(A)	This security or a partial position of this security is on loan at March 31, 2010. The total market value of securities on loan at March 31, 2010 was $32,441. ($ Thousands) (See Note 9).
(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2010.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of March 31, 2010 was $33,072 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

L.P. — Limited Partnership

Ser — Series

USD — U.S. Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$857,188	$—	$7	$857,195
Preferred Stock	68,909	—	—	68,909
Debenture Bond	—	—	—	—
Exchange Traded Fund	171	—	—	171
Equity-Linked Warrants	969	1,098	—	2,067
Cash Equivalent	10,485	—	—	10,485
Affiliated Partnership	—	33,072	—	33,072

Total	$937,722	$34,170	$7	$971,899

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2009	$7
Change in unrealized appreciation/(depreciation)	—
Accrued discounts/premiums	—
Amortization sold	—
Realized gain/(loss)	—
Net purchases/sales	—

Ending balance as of March 31, 2010	$7

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date.	$—

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2010	7

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

March 31, 2010

Description	Percentage of Net Assets (%)	Face Amount (Thousands) (1)	Market Value ($ Thousands)

GLOBAL BONDS — 81.2%

Australia — 1.7%
Other Securities	1.7%		$9,034

Austria — 0.3%
Other Securities	0.3		1,802

Belgium — 1.7%
Kingdom of Belgium, Ser 31
5.500%, 03/28/28	0.6	2,022	3,260
Kingdom of Belgium, Ser 44
5.000%, 03/28/35	0.1	325	495
Kingdom of Belgium, Ser 48
4.000%, 03/28/22	0.5	2,100	2,937
Kingdom of Belgium, Ser 55
4.000%, 03/28/19	0.1	400	569
Kingdom of Belgium, Ser 56
3.500%, 03/28/15	0.2	750	1,068
Other Securities	0.2		980

			9,309

Brazil — 0.3%
Other Securities	0.3		1,351

Canada — 3.5%
Export Development Canada MTN
2.375%, 03/19/12	0.1	800	819
Government of Canada
5.750%, 06/01/33	0.3	1,300	1,591
5.000%, 06/01/37	0.5	2,200	2,495
5.000%, 06/01/14	0.5	2,500	2,686
4.000%, 06/01/16	0.5	2,438	2,521
3.750%, 06/01/12	0.7	3,685	3,775
3.750%, 06/01/19	0.1	630	629
Other Securities	0.8		4,643

			19,159

Description	Percentage of Net Assets (%)	Face Amount (Thousands) (1)	Market Value ($ Thousands)

Chile — 0.1%
Other Securities	0.1%		$656

Colombia — 0.1%
Other Securities	0.1		263

Croatia — 0.1%
Other Securities	0.1		462

Czech Republic — 0.1%
Other Securities	0.1		296

Denmark — 0.6%
Other Securities	0.6		3,489

Finland — 0.2%
Other Securities	0.2		835

France — 7.5%
Caisse d’Amortissement de la Dette Sociale MTN
4.500%, 09/04/13	0.7	2,600	3,817
EDF MTN
6.875%, 12/12/22	0.1	300	519
French Treasury Note BTAN
2.500%, 01/12/14	0.6	2,475	3,429
Government of France
4.750%, 04/25/35	0.7	2,465	3,728
4.500%, 04/25/41	0.2	950	1,392
4.250%, 04/25/19	0.2	620	905
3.750%, 04/25/21	0.6	2,300	3,177
3.750%, 10/25/19	0.4	1,450	2,029
3.500%, 04/25/20	1.0	4,000	5,448
3.500%, 04/25/15	0.1	535	763
Other Securities	2.9		15,710

			40,917

Germany — 13.1%
Bundesrepublik Deutschland, Ser 00
5.500%, 01/04/31	0.2	525	879
Bundesrepublik Deutschland, Ser 02
5.000%, 01/04/12	1.0	3,850	5,580
Bundesrepublik Deutschland, Ser 03
4.750%, 07/04/34	0.7	2,460	3,788
4.250%, 01/04/14	0.6	2,150	3,176
Bundesrepublik Deutschland, Ser 04
3.750%, 01/04/15	2.5	9,250	13,442
Bundesrepublik Deutschland, Ser 06
3.750%, 01/04/17	0.9	3,250	4,703
Bundesrepublik Deutschland, Ser 07
4.250%, 07/04/39	0.3	1,300	1,892
Bundesrepublik Deutschland, Ser 08
4.750%, 07/04/40	1.7	5,955	9,372

8	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Description	Percentage of Net Assets (%)	Face Amount (Thousands) (1)	Market Value ($ Thousands)

4.250%, 07/04/18	0.2%	700	$1,039
3.750%, 01/04/19	0.1	550	787
Bundesrepublik Deutschland, Ser 09
3.500%, 07/04/19	0.5	2,090	2,930
3.250%, 01/04/20	1.7	6,725	9,216
Bundesschatzanweisungen
1.000%, 03/16/12	0.3	1,000	1,354
Kreditanstalt fuer Wiederaufbau MTN
5.375%, 01/29/14	0.3	950	1,582
4.375%, 10/11/13	0.3	1,050	1,540
3.875%, 01/21/19	0.3	1,075	1,522
Landwirtschaftliche Rentenbank
3.250%, 03/12/14	0.1	550	776
Other Securities	1.4		7,531

			71,109

Greece — 1.5%
Hellenic Republic Government Bond
6.500%, 10/22/19	0.1	375	507
6.250%, 06/19/20	0.4	1,500	1,949
6.000%, 07/19/19	0.0	150	196
5.500%, 08/20/14	0.5	2,100	2,763
5.250%, 05/18/12	0.5	2,000	2,695
4.500%, 09/20/37	0.0	200	198

			8,308

Hungary — 0.0%
Other Securities	0.0		160

Ireland — 1.3%
Government of Ireland
5.000%, 10/18/20	0.6	2,350	3,281
Other Securities	0.7		3,912

			7,193

Italy — 3.9%
Intesa Sanpaolo MTN
6.375%, 04/06/10	0.5	2,150	2,910
Italy Buoni Poliennali Del Tesoro
5.750%, 02/01/33	0.4	1,570	2,438
4.250%, 09/01/19	0.4	1,400	1,975
4.250%, 04/15/13	0.5	1,925	2,782
4.250%, 02/01/19	0.5	2,075	2,948
3.500%, 06/01/14	0.3	1,100	1,554
Other Securities	1.2		6,272

			20,879

Japan — 13.4%
Government of Japan 10 Year Bond, Ser 284
1.700%, 12/20/16	0.7	328,400	3,708

Description	Percentage of Net Assets (%)	Face Amount (Thousands) (1)	Market Value ($ Thousands)

Government of Japan 10 Year Bond, Ser 286
1.800%, 06/20/17	0.1%	49,150	$557
Government of Japan 10 Year Bond, Ser 288
1.700%, 09/20/17	3.7	1,779,950	20,022
Government of Japan 10 Year Bond, Ser 296
1.500%, 09/20/18	0.6	316,000	3,474
Government of Japan 10 Year Bond, Ser 298
1.300%, 12/20/18	0.9	460,700	4,969
Government of Japan 10 Year Bond, Ser 301
1.500%, 06/20/19	0.5	235,300	2,565
Government of Japan 2 Year Bond, Ser 287
0.300%, 12/15/11	1.0	487,600	5,230
Government of Japan 20 Year Bond, Ser 109
1.900%, 03/20/29	0.5	256,000	2,642
Government of Japan 20 Year Bond, Ser 112
2.100%, 06/20/29	0.7	375,000	3,995
Government of Japan 20 Year Bond, Ser 48
2.500%, 12/21/20	0.6	289,450	3,399
Government of Japan 20 Year Bond, Ser 99
2.100%, 12/20/27	1.3	634,300	6,826
Government of Japan 30 Year Bond, Ser 29
2.400%, 09/20/38	0.2	103,250	1,129
Government of Japan 5 Year Bond, Ser 79
0.700%, 12/20/13	1.6	772,800	8,366
Government of Japan CPI Linked Bond, Ser 16
1.400%, 06/10/18	0.5	261,555	2,729
Government of Japan 5 Year Bond, Ser 63
1.200%, 03/20/12	0.4	218,000	2,380
Other Securities	0.1		505

			72,496

Jersey — 0.1%
Other Securities	0.1		340

Lithuania — 0.1%
Other Securities	0.1		464

Malaysia — 0.1%
Other Securities	0.1		723

SEI Institutional International Trust / Semi-Annual Report / March 31, 2010	9

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

March 31, 2010

Description	Percentage of Net Assets (%)		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Mexico — 0.3%
Other Securities	0.3%			$1,474

Netherlands — 6.0%
Government of Netherlands
4.500%, 07/15/17	0.4		1,500	2,246
4.000%, 07/15/18	1.2		4,325	6,254
4.000%, 01/15/37	0.0		200	274
4.000%, 07/15/16	0.5		1,700	2,481
3.750%, 07/15/14	0.1		475	689
Other Securities	3.8			20,856

				32,800

New Zealand — 0.1%
Other Securities	0.1			494

Norway — 0.6%
Other Securities	0.6			3,153

Peru — 0.1%
Other Securities	0.1			275

Poland — 0.6%
Republic of Poland, Ser 1019
5.500%, 10/25/19	0.5		7,535	2,638
Other Securities	0.1			667

				3,305

Portugal — 0.2%
Other Securities	0.2			1,236

Russia — 0.4%
Other Securities	0.4			2,412

Singapore — 0.5%
Other Securities	0.5			2,871

South Africa — 0.1%
Other Securities	0.1			751

Spain — 1.0%
Other Securities	1.0			5,422

Supra-National — 1.8%
European Investment Bank
3.500%, 04/15/16	0.5		1,975	2,793
2.375%, 07/10/20	0.2		1,140	1,100
1.400%, 06/20/17	0.7	JPY	340,800	3,739
Other Securities	0.4			2,100

				9,732

Sweden — 2.0%
Kingdom of Sweden, Ser 1041
6.750%, 05/05/14	0.3		9,325	1,526

Description	Percentage of Net Assets (%)		Face Amount (Thousands) (1)	Market Value ($ Thousands)

Kingdom of Sweden, Ser 1049
4.500%, 08/12/15	0.8%		26,950	$4,118
Kingdom of Sweden, Ser 1052
4.250%, 03/12/19	0.1		2,000	303
Other Securities	0.8			4,688

				10,635

Switzerland — 1.4%
Other Securities	1.4			7,572

United Arab Emirates — 0.1%
Other Securities	0.1			574

United Kingdom — 8.9%
Barclays Bank
14.000%, 06/15/19 (A)	0.0		100	197
6.750%, 05/22/19	0.1		350	387
6.750%, 01/16/23 (A)	0.1		350	549
5.000%, 09/22/16	0.1		705	725
4.500%, 03/04/19 (A)	0.0		125	172
Chester Asset Receivables, Ser A
6.125%, 10/15/10	0.5	EUR	2,160	2,947
Royal Bank of Scotland MTN
6.934%, 04/09/18	0.1		300	418
5.750%, 05/21/14	0.1		250	358
United Kingdom Treasury
5.000%, 03/07/25	0.1		250	406
4.750%, 03/07/20	0.2		500	805
4.750%, 12/07/38	0.2		815	1,285
4.750%, 09/07/15	0.3		910	1,512
4.750%, 12/07/30	0.2		800	1,257
4.500%, 12/07/42	0.1		335	510
4.500%, 03/07/19	0.4		1,395	2,222
4.250%, 12/07/49	0.0		85	124
4.250%, 03/07/36	0.1		375	545
4.250%, 06/07/32	0.3		950	1,397
4.250%, 09/07/39	0.1		325	471
4.000%, 09/07/16	0.3		1,100	1,748
2.750%, 01/22/15	0.2		850	1,292
2.250%, 03/07/14	0.1		370	560
Other Securities	5.3			28,603

				48,490

United States — 7.4%
BA Covered Bond Issuer MTN
4.125%, 04/05/12	0.8	EUR	3,100	4,324
Citigroup
5.500%, 04/11/13	0.1		500	525
4.250%, 02/25/30 (A)	0.2		850	896
Other Securities	6.0			34,576

				40,320

Total Global Bonds (Cost $442,098) ($ Thousands)				440,761

10	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Description	Percentage of Net Assets (%)		Face Amount (Thousands) (1)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 3.3%

Non-Agency Mortgage-Backed Obligation — 3.3%
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.700%, 06/10/17 (A)	0.2%		1,140	$1,135
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.095%, 04/01/10 (A)	0.1		405	408
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A4
5.110%, 05/25/35 (A)	0.3		1,708	1,464
Gracechurch Mortgage Financing, Ser 2006-1, Cl C3
0.930%, 11/20/56 (A)	0.1		250	319
Gracechurch Mortgage Financing, Ser 2007-1X, Cl 3A2
0.760%, 11/20/56 (A)	0.5		2,000	2,657
Other Securities	0.6			11,821

Total Mortgage-Backed Securities (Cost $19,672) ($ Thousands)				17,804

CORPORATE OBLIGATIONS — 2.8%

United States — 2.8%
International Lease Finance
8.750%, 03/15/17 (B)	0.0		175	179
8.625%, 09/15/15 (B)	0.0		175	179
Other Securities	2.8			14,565

Total Corporate Obligations (Cost $14,520) ($ Thousands)				14,923

ASSET-BACKED SECURITIES — 1.9%

Automotive — 0.7%
Other Securities	0.1			3,718

Credit Card — 0.5%
Citibank Credit Card Issuance Trust, Ser A4, Cl A4
5.375%, 04/11/11	0.5	EUR	1,900	2,626

Mortgage Related Securities — 0.2%
Other Securities	0.2			1,466

Other Asset-Backed Securities — 0.5%
Lambda Finance, Ser 2005-1X, Cl A2
0.902%, 11/15/29 (A)	0.1		518	688

Other Securities	0.4			2,001

				2,689

Total Asset-Backed Securities (Cost $10,519) ($ Thousands)				10,499

Description	Percentage of Net Assets (%)	Face Amount (Thousands) (1)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Bonds
4.250%, 05/15/39	0.2%	1,060	$982
3.500%, 02/15/39	0.0	75	61
U.S. Treasury Notes
4.500%, 11/15/15	0.2	1,100	1,202
2.625%, 07/31/14	0.1	700	709
2.000%, 11/30/13	0.8	4,300	4,309

Total U.S. Treasury Obligations (Cost $7,311) ($ Thousands)			7,263

Total Investments — 90.5% (Cost $494,120) ($ Thousands)			$491,250

A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2010, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
4/6/10-6/16/10	EUR	304,051	USD	411,036	$(338)
4/7/10	USD	789	MXP	9,904	14
4/7/10-6/16/10	CAD	44,449	USD	43,363	(458)
4/7/10-6/16/10	GBP	50,205	USD	75,605	(527)
4/7/10-6/16/10	JPY	12,714,872	USD	140,483	4,348
4/7/10-6/16/10	MXP	27,219	USD	2,136	(65)
4/7/10-6/16/10	NOK	5,907	USD	989	(4)
4/7/10-6/16/10	SEK	46,592	USD	6,378	(97)
4/7/10-6/16/10	USD	26,832	CAD	27,566	345
4/7/10-6/16/10	USD	114,621	EUR	85,817	1,495
4/7/10-6/16/10	USD	21,759	GBP	14,582	359
4/7/10-6/16/10	USD	31,374	JPY	2,876,986	(580)
4/7/10-6/16/10	USD	20,701	NOK	123,239	20
4/7/10-6/16/10	USD	27,792	SEK	200,715	109
4/8/10	EUR	1,780	CHF	2,586	49
4/8/10-6/17/10	CHF	26,900	USD	25,050	(527)
4/15/10-6/16/10	USD	2,340	AUD	2,657	87
4/29/10-6/16/10	USD	2,089	KRW	2,366,115	4
4/30/10	TWD	2,660	USD	84	—
4/30/10	USD	250	TWD	7,930	1
5/10/10-6/16/10	PLN	8,969	USD	3,073	(60)
6/1/10	EUR	3,255	NOK	26,407	34
6/1/10	NOK	25,800	EUR	3,208	4
6/1/10	NOK	65,110	GBP	7,285	102
6/4/10-6/16/10	DKK	11,650	USD	2,123	6
6/16/10	AUD	3,557	USD	3,189	(47)
6/16/10	CZK	17,299	USD	918	(3)
6/16/10	HUF	117,984	USD	595	(1)
6/16/10	KRW	377,419	USD	332	(2)
6/16/10	MYR	1,001	USD	302	(4)
6/16/10	NZD	4,450	USD	3,116	(23)
6/16/10	SGD	3,411	USD	2,435	(5)
6/16/10	USD	986	CHF	1,044	7
6/16/10	USD	297	CZK	5,565	(1)
6/16/10	USD	871	HUF	172,259	(1)
6/16/10	USD	1,809	NZD	2,584	14
6/16/10	USD	421	SGD	590	1
6/16/10	ZAR	4,016	USD	527	(14)

					$4,242

SEI Institutional International Trust / Semi-Annual Report / March 31, 2010	11

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Continued)

March 31, 2010

A summary of the open futures contracts held by the Fund at March 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Australian 10-Year Bond	(24)	Jun-2010	$31
Australian 3-Year Bond	(24)	Jun-2010	7
Canadian 10-Year Bond	16	Jun-2010	(9)
Euro-Bobl	51	Jun-2010	11
Euro-Bund	(26)	Jun-2010	(8)
Euro-Buxl 30 Year Bond	(6)	Jun-2010	(10)
Euro-Schatz	41	Jun-2010	7
Japanese 10-Year Bond	6	Jun-2000	(70)
Long Gilt 10-Year Bond	10	Jun-2010	(3)
U.S. 10-Year Treasury Note	(55)	Jun-2010	6
U.S. 2-Year Treasury Note	(56)	Jul-2010	17
U.S. 5-Year Treasury Note	(162)	Jun-2010	17
U.S. Long Treasury Bond	(18)	Jun-2010	(22)
U.S. Long Treasury Bond	7	Jun-2010	5

			$(21)

For the period ended March 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of outstanding swap agreements held by the Fund at March 31, 2010, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)		Net Unrealized Appreciation (Depreciation) ($Thousands)
Deutsche Bank	United Utilities 6.875% 08/15/28	BUY	0.77%	03/20/15		1,400	$17
Deutsche Bank	Wolters Kluwer NV, 5.125% 01/27/14	BUY	(0.90)	03/20/14	EUR	1,400	(34)
Morgan Stanley	Prudential Financial 4.500% 07/15/13	SELL	5.00	09/20/14		(350)	54
Morgan Stanley	Spanish Government, 5.500% 07/30/17	BUY	(1.00)	09/20/14	EUR	4,100	66
UBS Warburg	iTraxx Europe Crossover Series 13	SELL	4.65	06/20/15	EUR	(5,000)	113

							$216

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)		Net Unrealized Appreciation (Depreciation) ($Thousands)
Barclays Bank PLC	3.83%	3-Month LIBOR	03/31/20		2,650,000	$(3)
Citigroup	3.79%	6-Month GBP LIBOR	05/19/19	GBP	2,500,000	(67)
Deutsche Bank	3.45%	6-Month EUR LIBOR	10/16/19	EUR	3,400,000	(142)
Deutsche Bank	6-Month EURIBOR	4.17%	03/28/13	EUR	7,000,000	666
Deutsche Bank	4.31%	6-Month EURIBOR	04/07/10	EUR	6,500,000	(334)
Citibank	3-Month LIBOR	4.43%	03/22/40		2,400,000	(28)
JPMorgan Chase Bank	6-Month JPY LIBOR	2.22%	03/26/27	JPY	750,000,000	182
JPMorgan Chase Bank	6-Month EURIBOR	4.38%	01/07/13	EUR	5,400,000	579
JPMorgan Chase Bank	4.20%	6-Month EURIBOR	03/30/12	EUR	3,000,000	(223)
JPMorgan Chase Bank	6-Month JPY LIBOR	1.29%	03/26/12	JPY	1,300,000,000	228

						$858

Percentages are based on a Net Assets of $542,862($ Thousands).

(1)	In U.S. Dollars unless otherwise indicated.

(A)	Variable Rate Security — The rate reported on the Summary Schedule of Investments is the rate in effect as of March 31, 2010.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

EURIBOR — Euro London Interbank Offered Rate

EUR — Euro

GBP — British Pound Sterling

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

MXP — Mexican Peso

MYR — Malaysian Ringgits

NOK — Norwegian Krone

12	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund (Concluded)

March 31, 2010

NZD — New Zealand Dollar

PLN — Polish Zloty

SEK — Swedish Krona

Ser — Series

TWD — New Taiwan Dollar

USD — U.S. Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$440,756	$5	$440,761
Mortgage-Backed Securities	—	17,804	—	17,804
Corporate Obligations	—	14,923	—	14,923
Asset-Backed Securities	—	10,499	—	10,499
U.S. Treasury Obligations	—	7,263	—	7,263

Total	$—	$491,245	$5	$491,250

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forwards	$—	$4,242	$—	$4,242
Futures	(21)	—	—	(21)
Credit Default Swaps	—	216	—	216
Interest Rate Swaps	—	858	—	858

Total Other Financial Instruments	$(21)	$5,316	$—	$5,295

*	Other Financial Instruments are valued at unrealized appreciation/depreciation.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Global Bonds
Beginning balance as of October 1, 2009	$5
Change in unrealized appreciation/(depreciation)	—
Accrued discounts/premiums	—
Amortization sold	—
Realized gain/(loss)	—
Net purchases/sales	—

Ending balance as of March 31, 2010	$5

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date.	$—

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2010	13

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

March 31, 2010

Description	Percentage of Net Assets (%)	Face Amount (Thousands) (1)		Market Value ($ Thousands)

GLOBAL BONDS — 90.8%

Argentina — 5.4%
Republic of Argentina
12.000%, 09/19/16	0.0%		1,000	$284
11.750%, 05/20/11 (A)	0.1		2,554	760
10.566%, 12/15/35 (B) (C)	0.0		3,655	254
10.000%, 01/03/07 (A)	0.1	ITL	3,000,000	917
9.250%, 07/20/04 (A)	0.1		1,375	791
9.000%, 05/26/49 (A)	0.2		2,650	1,535
9.000%, 05/24/49 (A)	0.1		1,400	846
9.000%, 07/01/11	0.1		1,125	654
8.750%, 02/04/49 (A)	0.1		1,375	817
8.500%, 07/01/49 (A)	0.1		775	448
8.500%, 07/30/10 (A)	0.1		2,000	1,157
8.280%, 12/31/33	0.7		8,012	6,009
8.125%, 04/21/49 (A)	0.3		4,200	2,438
8.000%, 02/25/32 (A)	0.1		864	520
8.000%, 02/26/08 (A)	0.1		1,000	589
7.820%, 12/31/33	0.1		708	613
7.625%, 03/31/05 (A)	0.1		1,120	526
7.625%, 08/11/07 (A)	0.1	ITL	2,325,000	668
7.000%, 03/18/49	0.0	ITL	1,475,000	423
7.000%, 10/03/15	1.5		15,165	12,631
3.380%, 09/30/10 (D)	0.1		2,950	1,207
3.169%, 12/15/35 (B)	0.1		7,705	578
2.500%, 03/31/19 (D)	0.3		6,690	2,402
0.000%, 08/03/12 (B)	0.5		12,605	4,248
0.000%, 07/13/49 (A)	0.1	ITL	3,245,000	941
Other Securities	0.3			3,348

				45,604

Bahrain — 0.1%
Other Securities	0.1			1,205

Barbados — 0.2%
Other Securities	0.2			1,752

Belize — 0.0%
Other Securities	0.0			276

Description	Percentage of Net Assets (%)	Face Amount (Thousands) (1)		Market Value ($ Thousands)

Bosnia and Herzegovina — 0.1%
Other Securities	0.1%			$1,170

Brazil — 9.2%
Banco Nacional de
Desenvolvimento Economico e Social
6.500%, 06/10/19 (E)	0.3		2,325	2,482
5.500%, 07/12/20 (E)	0.1		600	594
Federal Republic of Brazil
12.250%, 03/06/30	0.0		175	304
11.000%, 08/17/40	1.5		9,507	12,725
10.125%, 05/15/27	0.8		4,485	6,582
8.875%, 10/14/19	0.2		1,155	1,487
8.875%, 04/15/24	0.4		2,720	3,590
8.750%, 02/04/25	0.5		3,285	4,336
8.250%, 01/20/34	0.8		5,440	6,936
8.000%, 01/15/18	0.2		1,689	1,968
7.125%, 01/20/37	0.3		2,235	2,545
6.000%, 01/17/17	0.3		2,600	2,825
5.875%, 01/15/19	0.9		6,865	7,380
5.625%, 01/07/41	0.1		800	753
Nota Do Tesouro Nacional
10.000%, 01/01/17	1.4		22,441	11,607
10.000%, 01/01/21	0.8		14,730	7,247
Other Securities	0.6			4,911

				78,272

Chile — 0.2%
Other Securities	0.2			1,618

China — 0.1%
Other Securities	0.1			615

Colombia — 4.3%
Bogota Distrio Capital
9.750%, 07/26/28 (E)	0.6	COP	9,441,000	5,218
Ecopetrol
7.625%, 07/23/19 (E)	0.1		500	555
Republic of Colombia
11.750%, 02/25/20	0.4		2,095	3,069
10.375%, 01/28/33	0.1		450	643
9.850%, 06/28/27	0.1	COP	1,684,000	1,030
8.125%, 05/21/24	0.4		3,150	3,780
7.375%, 09/18/37	1.4		10,800	12,096
7.375%, 01/27/17	0.5		4,075	4,686
7.375%, 03/18/19	0.6		4,395	5,054
6.125%, 01/18/41	0.1		775	740

				36,871

Croatia — 0.3%
Other Securities	0.3			2,157

14	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Description	Percentage of Net Assets (%)	Face Amount (Thousands) (1)		Market Value ($ Thousands)

Czech Republic — 0.1%
Other Securities	0.1%			$664

Dominican Republic — 0.0%
Other Securities	0.0			18

Ecuador — 0.1%
Other Securities	0.1			1,026

El Salvador — 1.0%
Republic of El Salvador
8.250%, 04/10/32	0.0		100	110
8.250%, 04/10/32	0.0		200	221
7.750%, 01/24/23	0.1		595	658
7.650%, 06/15/35	0.7		5,811	6,116
7.375%, 12/01/19 (E)	0.2		1,330	1,450
7.375%, 12/01/19	0.0		200	218

				8,773

Gabon — 0.0%
Other Securities	0.0			153

Georgia — 0.5%
Other Securities	0.5			4,544

Ghana — 0.2%
Other Securities	0.2			1,832

Hong Kong — 0.2%
Other Securities	0.2			1,497

Hungary — 0.4%
Other Securities	0.4			3,372

India — 0.4%
Other Securities	0.4			3,381

Indonesia — 6.8%
Majapahit Holding
8.000%, 08/07/19 (E)	0.1		1,020	1,121
7.875%, 06/29/37 (E)(H)	0.0		355	367
7.750%, 10/17/16 (H)	0.0		180	196
7.750%, 10/17/16	0.1		1,100	1,198
7.750%, 01/20/20 (E)	0.2		1,840	1,996
7.250%, 10/17/11	0.1		650	687
Republic of Indonesia
11.625%, 03/04/19 (E)	0.4		2,375	3,414
11.625%, 03/04/19	0.4		2,600	3,738
11.000%, 11/15/20	0.2	IDR	14,300,000	1,784
10.375%, 05/04/14 (E)	0.0		200	249
10.375%, 05/04/14	0.1		300	373
8.500%, 10/12/35	0.5		3,550	4,420
7.750%, 01/17/38	2.3		16,546	19,193
7.500%, 01/15/16	0.3		2,300	2,656

Description	Percentage of Net Assets (%)	Face Amount (Thousands) (1)		Market Value ($ Thousands)

7.250%, 04/20/15	0.2%		1,230	$1,397
6.875%, 01/17/18	0.3		2,150	2,392
6.750%, 03/10/14 (E)	0.1		1,100	1,216
6.750%, 03/10/14	0.1		700	773
6.625%, 02/17/37	0.3		2,350	2,398
5.875%, 03/13/20 (E)	0.2		1,500	1,556
Other Securities	0.9			6,976

				58,100

Iraq — 0.8%
Republic of Iraq
5.800%, 01/15/28	0.8		8,800	7,084

Ivory Coast — 0.1%
Other Securities	0.1			488

Jamaica — 0.1%
Other Securities	0.1			540

Kazakhstan — 3.2%
KazMunaiGaz Finance Sub MTN
11.750%,01/23/15 (E)	0.5		3,280	4,215
9.125%, 07/02/18 (E)	0.5		3,815	4,621
9.125%, 07/02/18	0.5		3,550	4,304
8.375%, 07/02/13	0.5		3,800	4,275
Other Securities	1.2			9,883

				27,298

Lithuania — 0.6%
Other Securities	0.6			4,752

Malaysia — 3.1%
Government of Malaysia
4.378%, 11/29/19	0.4		10,580	3,291
3.741%, 02/27/15	0.4		10,560	3,242
Petroliam Nasional
7.750%, 08/15/15	0.1		705	829
7.625%, 10/15/26	0.1		395	471
Petronas Capital
7.875%, 05/22/22	0.9		6,405	7,784
5.250%, 08/12/19 (E)	1.0		8,845	8,944
Other Securities	0.2			1,705

				26,266

Mexico — 8.3%
Mexican Bonos
8.500%, 05/31/29	0.6	MXP	57,150	4,762
8.500%, 12/13/18	0.3	MXP	27,620	2,379
7.500%, 06/03/27	0.4	MXP	45,880	3,502
Mexican Bonos, Ser MI10
9.500%, 12/18/14	0.1	MXP	5,161	465
Pemex Finance
9.150%, 11/15/18	0.2		1,595	1,995

SEI Institutional International Trust / Semi-Annual Report / March 31, 2010	15

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

March 31, 2010

Description	Percentage of Net Assets (%)	Face Amount (Thousands) (1)	Market Value ($ Thousands)

Pemex Project Funding Master Trust
6.625%, 06/15/35	0.0%	450	$443
5.750%, 03/01/18	0.2	1,505	1,549
Petroleos Mexicanos
8.000%, 05/03/19	0.1	1,000	1,173
6.000%, 03/05/20 (E)	0.0	450	461
United Mexican States
8.300%, 08/15/31	1.6	10,385	13,345
8.125%, 12/30/19	0.5	3,115	3,878
7.500%, 04/08/33	0.5	3,665	4,371
6.625%, 03/03/15	0.3	2,000	2,260
6.050%, 01/11/40	0.8	7,110	7,092
5.950%, 03/19/19	0.4	3,078	3,324
5.875%, 02/17/14	0.1	800	892
5.625%, 01/15/17	0.6	4,600	4,922
5.125%, 01/15/20	0.2	1,476	1,491
United Mexican States, Ser A MTN
6.750%, 09/27/34	0.3	2,548	2,803
Other Securities	1.1		9,296

			70,403

Nigeria — 0.2%
Other Securities	0.2		1,522

Oman — 0.0%
Other Securities	0.0		427

Pakistan — 0.6%
Other Securities	0.6		4,989

Panama — 2.2%
Republic of Panama
9.375%, 01/16/23	0.1	560	722
9.375%, 04/01/29	1.0	5,932	8,053
8.875%, 09/30/27	0.1	950	1,225
8.125%, 04/28/34	0.1	720	871
7.250%, 03/15/15	0.7	4,865	5,558
6.700%, 01/26/36	0.2	1,860	1,976

			18,405

Peru — 2.7%
Republic of Peru
8.750%, 11/21/33	0.2	1,155	1,530
8.375%, 05/03/16 (F)	0.2	1,450	1,764
7.350%, 07/21/25	1.1	8,045	9,332
7.125%, 03/30/19	0.2	1,545	1,790
6.550%, 03/14/37	0.8	6,170	6,602
Other Securities	0.2		2,361

			23,379

Philippines — 5.7%
Republic of the Philippines
10.625%, 03/16/25	0.6	3,635	5,207

Description	Percentage of Net Assets (%)	Face Amount (Thousands) (1)	Market Value ($ Thousands)

9.500%, 02/02/30	0.5%	3,250	$4,339
8.875%, 03/17/15	0.1	450	555
8.375%, 06/17/19	0.3	1,945	2,373
8.250%, 01/15/14	0.1	600	703
8.000%, 01/15/16	0.6	4,200	5,008
7.750%, 01/14/31 (F)	0.8	6,123	7,011
7.500%, 09/25/24	1.8	13,856	15,692
6.500%, 01/20/20	0.1	450	485
6.375%, 10/23/34	0.4	3,640	3,567
Other Securities	0.4		3,294

			48,234

Poland — 1.6%
Republic of Poland
6.375%, 07/15/19	1.5	11,221	12,293
Other Securities	0.1		1,197

			13,490

Qatar — 1.2%
Government of Qatar
9.750%, 06/15/30	0.1	425	610
6.400%, 01/20/40 (E)	0.1	610	637
5.250%, 01/20/20 (E)	0.6	5,415	5,621
Qtel International Finance
7.875%, 06/10/19	0.3	2,550	2,947
6.500%, 06/10/14 (E)	0.1	500	543

			10,358

Russia — 8.8%
Gaz Capital MTN
9.625%, 03/01/13	0.2	1,200	1,368
8.625%, 04/28/34	0.1	920	1,067
6.510%, 03/07/22	0.0	215	211
6.212%, 11/22/16	0.1	600	618
RSHB Capital
9.000%, 06/11/14	0.1	750	865
7.750%, 05/29/18	0.1	650	730
7.175%, 05/16/13	0.0	100	108
6.299%, 05/15/17	0.0	300	311
Russian Federation Registered
12.750%, 06/24/28	0.9	4,210	7,473
7.500%, 03/31/30 (D)	5.2	38,241	44,076
VTB Capital
6.875%, 05/29/18	0.7	5,900	6,143
6.609%, 10/31/12 (E)	0.2	1,850	1,938
6.250%, 06/30/35	0.1	381	382
Other Securities	1.1		9,320

			74,610

Saudi Arabia — 0.1%
Other Securities	0.1		713

16	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Description	Percentage of Net Assets (%)	Face Amount (Thousands) (1)	Market Value ($ Thousands)

Singapore — 0.2%
Other Securities	0.2%		$1,825

South Africa — 1.8%
Republic of South Africa, Ser R203
8.250%, 09/15/17	0.2	12,210	1,643
Republic of South Africa
8.500%, 06/23/17	0.1	860	1,040
6.875%, 05/27/19	0.3	2,130	2,378
6.500%, 06/02/14	0.4	3,295	3,629
5.875%, 05/30/22	0.3	2,400	2,440
5.500%, 03/09/20	0.2	1,650	1,671
Other Securities	0.3		2,155

			14,956

South Korea — 0.4%
Other Securities	0.4		3,784

Sri Lanka — 0.1%
Other Securities	0.1		469

Supra-National — 0.1%
Other Securities	0.1		1,180

Thailand — 0.1%
Other Securities	0.1		1,251

Trinidad & Tobago — 0.4%
Other Securities	0.4		3,523

Tunisia — 0.3%
Other Securities	0.3		2,830

Turkey — 4.4%
Republic of Turkey
11.875%, 01/15/30	0.1	650	1,036
9.500%, 01/15/14	0.1	500	597
8.000%, 02/14/34	0.3	2,200	2,527
7.500%, 07/14/17	0.2	1,150	1,311
7.500%, 11/07/19	0.4	2,955	3,350
7.375%, 02/05/25	0.4	3,270	3,643
7.250%, 03/15/15	0.7	5,235	5,883
7.250%, 03/05/38	0.3	2,640	2,765
7.000%, 03/11/19	0.1	850	938
7.000%, 09/26/16	0.1	1,050	1,166
7.000%, 06/05/20	0.0	200	220
6.875%, 03/17/36	0.8	6,220	6,282
6.750%, 05/30/40	0.3	2,918	2,867
6.750%, 04/03/18	0.5	4,000	4,365
Other Securities	0.1		463

			37,413

Description	Percentage of Net Assets (%)	Face Amount (Thousands) (1)		Market Value ($ Thousands)

Ukraine — 3.3%
Credit Suisse First Boston International for CJSC The EXIM of Ukraine
8.000%, 11/06/15	0.1%		750	$653
7.650%, 09/07/11 (H)	0.1		500	501
6.800%, 10/04/12	0.1		1,000	985
6.800%, 10/04/12 (H)	0.1		600	591
Government of Ukraine
7.650%, 06/11/13	0.3		2,370	2,409
6.750%, 11/14/17	0.1		850	811
6.580%, 11/21/16	0.1		500	477
6.580%, 11/21/16 (E)	0.2		2,240	2,134
3.200%, 12/19/10 (E)	0.8	JPY	660,000	6,820
NAK Naftogaz Ukraine
9.500%, 09/30/14	1.1		8,850	9,216
Other Securities	0.3			3,260

				27,857

United Arab Emirates — 1.9%
Jafz Sukuk
3.446%, 11/27/12 (B)	0.9	AED	31,500	7,294
Other Securities	1.0			8,759

				16,053

Uruguay — 3.0%
Republic of Uruguay
9.250%, 05/17/17	0.6		3,675	4,713
8.000%, 11/18/22	1.6		11,420	13,590
7.625%, 03/21/36	0.3		2,600	2,945
Other Securities	0.5			4,066

				25,314

Venezuela — 5.8%
Government of Venezuela
13.625%, 08/15/18	0.2		1,600	1,612
10.750%, 09/19/13	0.0		200	196
9.375%, 01/13/34	0.2		2,230	1,633
9.250%, 05/07/28	0.5		5,630	4,110
9.250%, 09/15/27	0.3		2,820	2,207
9.000%, 05/07/23	0.4		4,770	3,542
8.500%, 10/08/14	0.6		5,581	4,855
8.250%, 10/13/24	0.1		1,650	1,141
7.650%, 04/21/25	0.3		3,700	2,414
7.000%, 03/31/38	0.0		100	59
6.000%, 12/09/20	0.1		2,020	1,252
5.750%, 02/26/16	0.3		3,000	2,175
1.283%, 04/20/11 (B)	1.8		16,951	15,764
Petroleos De Venezuela
5.500%, 04/12/37	0.1		2,250	1,074
5.375%, 04/12/27	0.3		4,555	2,255
5.250%, 04/12/17	0.5		6,835	4,204
5.000%, 10/28/15	0.1		1,000	613

SEI Institutional International Trust / Semi-Annual Report / March 31, 2010	17

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Continued)

March 31, 2010

Description	Percentage of Net Assets (%)	Face Amount (Thousands) (1)	Market Value ($ Thousands)

Other Securities	0.0%		$215

			49,321

Vietnam — 0.1%
Other Securities	0.1		1,283

Yemen — 0.0%
Other Securities	0.0		—

Total Global Bonds (Cost $699,312) ($ Thousands)			772,917

LOAN PARTICIPATIONS — 3.0%

Angola — 0.2%
Other Securities	0.2		1,450

Cambodia — 0.3%
Other Securities	0.3		2,137

Georgia — 0.0%
Other Securities	0.0		227

Indonesia — 0.3%
Other Securities	0.3		2,124

Mexico — 0.3%
Other Securities	0.3		2,406

Russia — 0.2%
Other Securities	0.2		1,983

Singapore — 1.3%
Connect International PIK
0.000%, 01/01/10* (A)(H)	0.9	9,128	8,258
Other Securities	0.4		3,193

			11,451

Turkey — 0.4%
Other Securities	0.4		3,654

Total Loan Participations (Cost $28,770) ($ Thousands)			25,432

CONVERTIBLE BONDS — 0.6%

India — 0.6%
Other Securities	0.6		5,601

Total Convertible Bonds (Cost $5,144) ($ Thousands)			5,601

WARRANTS — 0.0%

Russia — 0.0%
Other Securities	0.0		—

Total Warrants (Cost $77) ($ Thousands)			—

Description	Percentage of Net Assets (%)	Face Amount ($ Thousands) (1)/ Shares	Market Value ($ Thousands)

PURCHASED OPTIONS — 0.1%

United States — 0.1%
Other Securities	0.1%		$911

Total Purchased Options (Cost $735) ($ Thousands)			911

DEPOSIT WITH COUNTERPARTY AS COLLATERAL FOR SWAP CONTRACTS — 0.1%

United States — 0.1%
Other Securities	0.1		682

Total Deposit with Counterparty as Collateral for Swap Contracts (Cost $682) ($ Thousands)			682

AFFILIATED PARTNERSHIP — 0.5%

United States — 0.5%
SEI Liquidity Fund, L.P., 0.220%†* (G)	0.5	4,201,785	3,938

Total Affiliated Partnership (Cost $4,202) ($ Thousands)			3,938

Total Investments — 95.1% (Cost $738,922) ($ Thousands)			$809,481

A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2010, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
4/5/10-5/4/10	USD	7,228	BRL	13,201	$143
4/9/10	USD	3,796	KRW	4,347,575	47
4/12/10-5/21/10	USD	9,490	PLN	27,291	59
4/12/10-6/11/10	USD	7,479	INR	343,980	166
4/22/10	MXP	5,594	USD	450	(3)
4/22/10-5/24/10	USD	3,790	MXP	47,909	77
4/26/10-4/30/10	EUR	19,394	USD	26,082	(156)
4/30/10	JPY	641,664	USD	6,936	67
11/23/10	USD	3,100	CNY	20,773	(20)

					$380

A summary of the open futures contracts held by the Fund at March 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. Long Treasury Bond	14	Jun-2010	$(1)

For the period ended March 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

18	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Concluded)

March 31, 2010

A summary of outstanding swap agreements held by the Fund at March 31, 2010, is as follows:

Total Return Swap
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
Merrill Lynch	Zaporozh Term Loan, 9.784% 12/31/10	Cash Deposit Of Notional Amount	Price Return	12/31/10	682	$(35)

Percentages are based on a Net Assets of $851,114($ Thousands).

*	Rate shown is the 7-day effective yield as of March 31, 2010.

†	Affiliated security.

(1)	In U.S. dollars unless otherwise indicated.

(A)	Security in default on interest payments.

(B)	Variable Rate Security — The rate reported on the Summary Schedule of Investments is the rate in effect as of March 31, 2010.

(C)	The rate reported is the effective yield at time of purchase.

(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on March 31, 2010. The coupon on a step bond changes on a specified date.

(E)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(F)	This security or a partial position of this security is on loan at March 31, 2010. The total market value of securities on loan at March 31, 2010 was $4,037 ($ Thousands) (See Note 9).

(G)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of March 31, 2010 was $3,938 ($ Thousands).

(H)	Securities considered illiquid. The total market value of such securities as of March 31, 2010 was $41,318 ($ Thousands) and represented 4.9% of Net Assets.

AED — United Arab Emirates Dirham

BRL — Brazilian Real

CNY — Chinese Yuan

COP — Colombian Peso

EUR — Euro

INR — Indian Rupee

ITL — Italian Lira

JPY — Japanese Yen

KRW — Korean Won

L.P. — Limited Partnership

MTN — Medium Term Note

MXP — Mexican Peso

PIK — Payment-in-Kind

PLN — Polish Zloty

Ser — Series

USD — U.S. Dollar

Amounts designated as “—” are $O or have been rounded to $O.

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$772,917	$—	$772,917
Loan Participations	—	2,124	23,308	25,432
Convertible Bonds	—	5,601	—	5,601
Warrants	—	—	—	—
Purchased Options	—	911	—	911
Deposit with Counterparty as
Collateral for Swap Contracts	—	682	—	682
Affiliated Partnership	—	3,938	—	3,938

Total	$—	$786,173	$23,308	$809,481

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forwards	$—	$380	$—	$380
Futures	(1)	—	—	(1)
Total Return Swap	—	—	(35)	(35)

Total Other Financial Instruments	$(1)	$380	$(35)	$344

*	Other Financial Instruments are valued at unrealized appreciation/depreciation.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Loan Participations	Swap Contracts
Beginning balance as of October 1, 2009	$26,630	$(738)
Change in unrealized appreciation/(depreciation)	2,114	703
Accrued discounts/premiums	13	—
Realized gain/(loss)	(825)	25
Net purchases/sales	(4,624)	(25)

Ending balance as of March 31, 2010	$23,308	$(35)

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date.	$883	$445

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2010	19

Statements of Assets and Liabilities ($ Thousands)

March 31, 2010 (Unaudited)

	International Equity Fund		Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
ASSETS:
Investments, at value (Cost $1,781,375, $727,157, $494,120 and $734,720, respectively)(1)	$1,958,662		$928,342	$491,250	$805,543
Affiliated investments, at value (Cost $96,657, $44,526, $0 and $4,202, respectively)	95,010		43,557	—	3,938
Cash	56,565		10,661	41,816	32,749
Foreign currency, at value (Cost $8,226, $4,185, $1,243 and $46, respectively)	8,254		4,217	1,243	46
Cash pledged as collateral for forward foreign currency contracts or swap contracts	—		—	397	1,622
Receivable for investment securities sold	4,603		3,156	1,395	8,272
Unrealized gain on forward foreign currency contracts	5		—	6,999	559
Receivable for fund shares sold	2,121		3,334	603	974
Dividends and interest receivable	5,528		1,546	7,842	15,443
Variation margin receivable	5		—	20	1
Foreign tax reclaim receivable	2,383		147	—	—
Margin deposit	—		—	153	—
Unrealized gain on foreign currency spot contracts	23		—	—	—
Receivable for swap contracts terminated	—		—	647	—
Swap contracts, at value (Premiums paid $0, $0, $46 and $0, respectively)	107,632		—	1,934	—
Total Assets	2,240,791		994,960	554,299	869,147
LIABILITIES:
Payable for investment securities purchased	7,382		5,191	5,933	10,026
Payable upon return of securities loaned	32,842		34,041	—	4,202
Unrealized loss on forward foreign currency contracts	109		—	2,757	179
Payable for fund shares redeemed	2,937		8,046	1,319	2,558
Swap contracts, at value (Premiums received $0, $0, $23 and $0, respectively)	102,222		—	837	35
Variation margin payable	545		—	95	—
Unrealized loss on foreign spot currency contracts	5		—	8	27
Administration fees payable	791		511	276	463
Investment advisory fees payable	888		734	138	282
Shareholder servicing fees payable	440		197	24	178
Trustees’ fees	3		1	1	1
Chief compliance officer fees payable	2		1	1	1
Administration servicing fees payable	2		—	—	—
Other accrued expenses	423		266	48	81
Accrued foreign capital gains tax on appreciated securities	—		738	—	—
Total Liabilities	148,591		49,726	11,437	18,033
Net Assets	$2,092,200		$945,234	$542,862	$851,114
NET ASSETS:
Paid-in Capital (unlimited authorization — no par value)	$3,096,422		$984,443	$575,810	$860,551
Undistributed (Distributions in excess of) net investment income	4,979		(5,815)	(31,300)	(17,922)
Accumulated net realized gain (loss) on investments, futures contracts, option contracts, foreign currency contracts and swap contracts	(1,191,873)		(232,947)	(3,019)	(62,076)
Net unrealized appreciation (depreciation) on investments	175,640		200,216	(2,870)	70,559
Net unrealized appreciation (depreciation) on futures contracts	1,667		—	(21)	(1)
Net unrealized appreciation (depreciation) on swap contracts	5,410		—	1,074	(35)
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(45)		75	3,188	38
Accumulated foreign capital gains tax on appreciated securities	—		(738)	—	—
Net Assets	$2,092,200		$945,234	$542,862	$851,114
Net Asset Value, Offering and Redemption Price Per Share — Class A	$8.15		$10.62	$10.42	$10.42
	($2,083,478,240 ÷ 255,698,397 shares	)	($945,234,410 ÷ 88,979,019 shares )	($542,862,223 ÷ 52,122,818 shares )	($851,113,717 ÷ 81,649,443 shares )
Net Asset Value, Offering and Redemption Price Per Share — Class I	$8.14		N/A	N/A	N/A
	($8,721,513 ÷ 1,071,402 shares	)

(1)	Included in “Investments, at value” is the market value of securities on loan in the amounts of $30,851, $32,441, $0 and $4,037, ($ Thousands), respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

20	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Statements of Operations ($ Thousands)

For the six months ended March 31, 2010 (Unaudited)

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Investment Income:
Dividends	$19,007	$5,696	$—	$—
Dividends from Affiliated Securities(1)	33	4	—	—
Interest	1,521	49	9,857	37,903
Security Lending Income — Net(2)	1,250	219	1	6
Less: Foreign Taxes Withheld	(1,301)	(381)	(5)	—
Total Investment Income	20,510	5,587	9,853	37,909
Expenses:
Investment Advisory Fees	5,184	4,939	473	3,444
Administration Fees	4,620	3,058	1,616	2,634
Shareholder Servicing Fees — Class A	2,556	1,176	673	1,013
Shareholder Servicing Fees — Class I	11	—	—	—
Admin Servicing Fees — Class I	11	—	—	—
Trustees’ Fees	19	9	5	8
Chief Compliance Officer Fees	5	3	1	2
Custodian/Wire Agent Fees	394	375	34	37
Printing Fees	114	52	32	46
Professional Fees	63	58	16	24
Overdraft Fees	1	2	1	1
Registration Fees	24	9	11	10
Other Expenses	73	33	30	23
Total Expenses	13,075	9,714	2,892	7,242
Less:
Waiver of Investment Advisory Fees	—	(491)	—	(1,731)
Waiver of Shareholder Servicing Fees — Class A Shares	—	—	(171)	—
Fees Paid Indirectly(1)	(30)	—	—	—
Net Expenses	13,045	9,223	2,721	5,511
Net Investment Income	7,465	(3,636)	7,132	32,398
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) from:
Investments	101,237	49,253	12,208	16,359
Futures Contracts	2,890	—	(770)	65
Swap Contracts	(2,141)	—	832	(604)
Foreign Currency Transactions	(790)	68	12,798	3,264
Net Change in Unrealized Appreciation (Depreciation) on/from:
Investments	(47,801)	49,039	(25,276)	13,349
Affiliated Investments	688	19	8	(10)
Futures Contracts	1,444	—	576	(55)
Swap Contracts	4,910	—	(375)	1,252
Foreign Capital Gains Tax on Appreciated Securities	—	275	—	—
Foreign Currency Transactions	279	(57)	8,806	(666)
Net Realized and Unrealized Gain (Loss)	60,716	98,597	8,807	32,954
Net Increase (Decrease) in Net Assets Resulting from Operations	$68,181	$94,961	$15,939	$65,352

(1)	See Note 5 in Notes to Financial Statements.
(2)	Income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2010	21

Statements of Changes in Net Assets ($ Thousands)

For the six months ended March 31, 2010 (Unaudited) and the year ended September 30, 2009

	International Equity Fund		Emerging Markets Equity Fund
	2010	2009	2010	2009
Operations:
Net Investment Income (Loss)	$7,465	$34,767	$(3,636)	$7,468
Net Realized Gain (Loss) from Investments, Affiliated Investments, Futures Contracts, Written Options and Swap Contracts	101,986	(1,003,942)	49,253	(260,714)
Net Realized Gain (Loss) on Forward Foreign Currency Contracts and Foreign Currency Transactions	(790)	(13,765)	68	(612)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments, Futures Contracts, Written Options and Swap Contracts	(40,759)	688,867	49,058	322,886
Net Change in Unrealized Appreciation (Depreciation) on Foreign Capital Tax Gains on Appreciated Securities	—	—	275	(991)
Net Change in Unrealized Appreciation (Depreciation) on Forward Foreign Currency Contracts, Foreign Currencies, and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	279	13,255	(57)	223
Net Increase (Decrease) in Net Assets Resulting from Operations	68,181	(280,818)	94,961	68,260
Dividends and Distributions from:
Net Investment Income:
Class A	—	(41,196)	(5,546)	(10,169)
Class I	—	(89)	—	—
Net Realized Gains:
Class A	—	—	—	(154,334)
Class I	—	—	—	—
Total Dividends and Distributions	—	(41,285)	(5,546)	(164,503)
Capital Share Transactions:
Class A:
Proceeds from Shares Issued	298,401	1,137,018	147,187	318,878
Reinvestment of Dividends and Distributions	—	39,508	5,224	157,509
Cost of Shares Redeemed	(336,230)	(1,130,315)	(213,372)	(429,094)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(37,829)	46,211	(60,961)	47,293
Class I:
Proceeds from Shares Issued	1,955	4,670	—	—
Reinvestment of Dividends and Distributions	—	89	—	—
Cost of Shares Redeemed	(1,915)	(3,101)	—	—
Increase (Decrease) in Net Assets Derived from Class I Transactions	40	1,658	—	—
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(37,789)	47,869	(60,961)	47,293
Total Increase (Decrease) in Net Assets	30,392	(274,234)	28,454	(48,950)
Net Assets:
Beginning of Period	2,061,808	2,336,042	916,780	965,730
End of Period	$2,092,200	$2,061,808	$945,234	$916,780
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at End of Period	$4,979	$(2,486)	$(5,815)	$3,367
Share Transactions:
Class A:
Shares Issued	37,546	170,747	14,478	44,440
Reinvestment of Distributions	—	6,291	506	28,647
Shares Redeemed	(42,291)	(179,952)	(21,152)	(62,439)
Total Class A Transactions	(4,745)	(2,914)	(6,168)	10,648
Class I:
Shares Issued	248	789	—	—
Reinvestment of Distributions	—	14	—	—
Shares Redeemed	(241)	(479)	—	—
Total Class I Transactions	7	324	—	—
Net Increase (Decrease) in Shares Outstanding from Shares Transactions	(4,738)	(2,590)	(6,168)	10,648

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

22	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Statements of Changes in Net Assets ($ Thousands)

For the six months ended March 31, 2010 (Unaudited) and the year ended September 30, 2009

	International Fixed Income Fund		Emerging Markets Debt Fund
	2010	2009	2010	2009
Operations:
Net Investment Income	$7,132	$15,209	$32,398	$56,900
Net Realized Gain (Loss) from Investments, Affiliated Investments, Futures Contracts, Written Options and Swap Contracts	12,270	(22,915)	15,820	(70,289)
Net Realized Gain (Loss) on Forward Foreign Currency Contracts and Foreign Currency Transactions	12,798	8,926	3,264	(6,197)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments, Futures Contracts, Written Options and Swap Contracts	(25,067)	63,489	14,536	113,567
Net Change in Unrealized Appreciation (Depreciation) on Forward Foreign Currency Contracts, Foreign Currencies, and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	8,806	(25,944)	(666)	(993)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,939	38,765	65,352	92,988
Dividends from:
Net Investment Income:
Class A	(5,041)	(57,885)	(50,507)	(60,833)
Total Dividends	(5,041)	(57,885)	(50,507)	(60,833)
Capital Share Transactions:
Class A:
Proceeds from Shares Issued	71,730	160,142	142,809	363,248
Reinvestment of Dividends and Distributions	4,791	55,164	45,399	55,708
Cost of Shares Redeemed	(82,716)	(361,351)	(142,536)	(537,868)
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(6,195)	(146,045)	45,672	(118,912)
Total Increase (Decrease) in Net Assets	4,703	(165,165)	60,517	(86,757)
Net Assets:
Beginning of Period	538,159	703,324	790,597	877,354
End of Period	$542,862	$538,159	$851,114	$790,597
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at End of Period	$(31,300)	$(33,391)	$(17,922)	$187
Share Transactions:
Class A:
Shares Issued	6,974	16,650	13,935	43,772
Reinvestment of Distributions	472	6,009	4,466	6,654
Shares Redeemed	(8,047)	(37,149)	(13,948)	(66,241)
Total Class A Transactions	(601)	(14,490)	4,453	(15,815)

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2010	23

Financial Highlights

For the six months ended March 31, 2010 (Unaudited) and the year ended September 30,

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets**		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)***		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)***		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
International Equity Fund
Class A
2010*	$7.88	$0.03	$0.24	$0.27	$—	$—	$—	$8.15	3.43%	$2,083,478	1.27%		1.27	%(3)	1.27%		0.73%	71%
2009	8.85	0.13	(0.94)	(0.81)	(0.16)	—	(0.16)	7.88	(8.73)	2,053,411	1.28	(2)(3)	1.28	(2)(3)	1.29		2.01	154
2008	16.18	0.27	(5.52)	(5.25)	(0.34)	(1.74)	(2.08)	8.85	(36.96)	2,329,504	1.25	(2)(3)	1.26	(2)(3)	1.26	(2)	2.15	218
2007	14.07	0.28	2.89	3.17	(0.47)	(0.59)	(1.06)	16.18	23.56	4,032,236	1.32	(2)(3)	1.33	(2)(3)	1.33	(2)	1.85	172
2006	12.14	0.24	1.97	2.21	(0.28)	—	(0.28)	14.07	18.50	3,491,007	1.32	(2)	1.33	(2)	1.33	(2)	1.85	118
2005	9.81	0.16	2.40	2.56	(0.23)	—	(0.23)	12.14	26.33	3,227,258	1.24		1.24		1.24		1.50	80
Class I
2010*	$7.89	$0.02	$0.23	$0.25	$—	$—	$—	$8.14	3.17%	$8,722	1.52%		1.52	%(3)	1.52%		0.48%	71%
2009	8.82	0.13	(0.94)	(0.81)	(0.12)	—	(0.12)	7.89	(8.80)	8,397	1.53	(2)(3)	1.53	(2)(3)	1.54		1.97	154
2008	16.13	0.22	(5.49)	(5.27)	(0.30)	(1.74)	(2.04)	8.82	(37.14)	6,538	1.50	(2)(3)	1.51	(2)(3)	1.51	(2)	1.72	218
2007	14.04	0.25	2.88	3.13	(0.45)	(0.59)	(1.04)	16.13	23.25	17,155	1.57	(2)(3)	1.58	(2)(3)	1.58	(2)	1.66	172
2006	12.12	0.23	1.94	2.17	(0.25)	—	(0.25)	14.04	18.20	13,401	1.59	(2)	1.59	(2)	1.59	(2)	1.77	118
2005	9.81	0.14	2.38	2.52	(0.21)	—	(0.21)	12.12	25.86	7,952	1.49		1.49		1.49		1.28	80
Emerging Markets Equity Fund
Class A
2010*	$9.64	$(0.04)	$1.08	$1.04	$(0.06)	$—	$(0.06)	$10.62	10.79%	$945,234	1.96%		1.96	%(4)	2.06%		(0.77)%	30%
2009	11.43	0.08	0.18	0.26	(0.10)	(1.95)	(2.05)	9.64	16.40	916,780	1.97	(4)	1.97	(4)	2.11		1.08	80
2008	21.49	0.14	(5.64)	(5.50)	(0.08)	(4.48)	(4.56)	11.43	(33.33)	965,730	1.99	(4)	1.99	(4)	2.08		0.85	94
2007	16.67	0.08	7.22	7.30	(0.08)	(2.40)	(2.48)	21.49	48.27	1,777,229	1.97	(4)	1.97	(4)	2.05		0.44	79
2006	15.94	0.11	2.32	2.43	(0.10)	(1.60)	(1.70)	16.67	16.46	1,336,574	1.96		1.97		2.06		0.65	65
2005	11.10	0.14	4.80	4.94	(0.10)	—	(0.10)	15.94	44.68	1,354,502	1.95		1.96		2.05		1.05	69
International Fixed Income Fund
Class A
2010*	$10.21	$0.14	$0.17	$0.31	$(0.10)	$—	$(0.10)	$10.42	3.02%	$542,862	1.01%		1.01	%(5)	1.07%		2.65%	65%
2009	10.46	0.28	0.53	0.81	(1.06)	—	(1.06)	10.21	8.85	538,159	1.02	(5)	1.02	(5)	1.06		2.86	170
2008	10.91	0.37	(0.68)	(0.31)	(0.14)	—	(0.14)	10.46	(2.89)	703,324	1.02	(5)	1.02	(5)	1.04		3.45	147
2007	10.86	0.36	(0.11)	0.25	(0.20)	—	(0.20)	10.91	2.34	808,742	1.02	(5)	1.02	(5)	1.04		3.29	215
2006	11.72	0.28	(0.49)	(0.21)	(0.34)	(0.31)	(0.65)	10.86	(1.64)	841,903	1.01		1.01		1.03		2.61	194
2005	12.22	0.28	0.15	0.43	(0.89)	(0.04)	(0.93)	11.72	3.01	880,923	1.00		1.00		1.04		2.24	145
Emerging Markets Debt Fund
Class A
2010*	$10.24	$0.41	$0.41	$0.82	$(0.64)	$—	$(0.64)	$10.42	8.39%	$851,114	1.36	%(6)	1.36	%(6)	1.79%		8.00%	27%
2009	9.43	0.71	0.85	1.56	(0.75)	—	(0.75)	10.24	18.62	790,597	1.37	(6)	1.37	(6)	1.81		8.47	73
2008	11.04	0.62	(1.18)	(0.56)	(0.74)	(0.31)	(1.05)	9.43	(5.71)	877,354	1.37	(6)	1.37	(6)	1.79		5.94	83
2007	11.28	0.60	0.47	1.07	(0.65)	(0.66)	(1.31)	11.04	10.03	1,002,602	1.37	(6)	1.37	(6)	1.79		5.47	81
2006	11.81	0.56	0.34	0.90	(0.80)	(0.63)	(1.43)	11.28	8.68	828,343	1.36		1.36		1.78		5.03	108
2005	10.74	0.66	1.31	1.97	(0.63)	(0.27)	(0.90)	11.81	19.34	1,143,845	1.35		1.35		1.79		6.03	85

*	For the six months ended March 31, 2010. All ratios for the period have been annualized.
**	Includes Fees Paid Indirectly. See Note 5 in Notes to Financial Statements.
***	See Note 5 in Notes to Financial Statements.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(1)	Per share net investment income (loss) and net realized and unrealized gains/(losses) calculated using average shares.
(2)	The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios for Class A and I shares would have been 1.28% and 1.53%, respectively, for 2009 and 2008, and 1.24% and 1.49%, respectively, for 2007 and 2006.
(3)	The expense ratio includes overdraft fees. Had this expense been excluded, the ratios for Class A and I shares would have been 1.27% and 1.52% respectively for 2010, 1.28% and 1.53%, respectively for 2009, 1.25% and 1.50%, respectively for 2008 and 1.32% and 1.57%, respectively for 2007.
(4)	The expense ratio includes overdraft fees. Had this expense been excluded, the ratios would have been 1.96% for 2010, 2009, 2008 and 2007.
(5)	The expense ratio includes overdraft fees. Had this expense been excluded, the ratios would have been 1.01%, 1.01%, 1.02% and 1.01%, for 2010, 2009, 2008 and 2007, respectively.
(6)	The expense ratio includes overdraft fees. Had this expense been excluded, the ratios would have been 1.36%, 1.36% for 2010, 2009, 2008 and 2007.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

24	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Notes to Financial Statements

March 31, 2010 (Unaudited)

1. ORGANIZATION

SEI Institutional International Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated June 30, 1988. The operations of the Trust commenced on December 20, 1989.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with five funds: International Equity Fund, Tax-Managed International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Emerging Markets Debt Fund (together the “Funds”). The Trust’s prospectuses provide a description of each Fund’s investment objectives, policies, and strategies. The Trust is registered to offer Class A shares of each of the Funds and the International Equity Fund is registered to offer Class I shares.

As of March 31, 2010, the Tax-Managed International Equity Fund had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the

Trust’s Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee Meeting should be called based on the information provided.

The International Equity Fund and Emerging Markets Equity Fund also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by these Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Equity Fund and Emerging Markets

SEI Institutional International Trust / Semi-Annual Report / March 31, 2010	25

Notes to Financial Statements (Continued)

March 31, 2010 (Unaudited)

Equity Fund will value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with GAAP, Fair Value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the six months ended March 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. For the six months ended March 31, 2010, there have been no significant changes to the inputs or the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in an account with the broker. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. During the six months ended March 31, 2010, there were no open reverse repurchase agreements.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

Classes — Class-specific expenses are borne by that class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

26	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes. The Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

Futures Contracts — The International Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund utilized futures contracts during the six months ended March 31, 2010. The Funds may purchase future contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. To the extent consistent with its Investment Objective and Strategies, a Fund may utilize futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is held. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

Equity-Linked Warrants — To the extent consistent with its Investment Objective and Strategies, the Funds each may invest in equity-linked warrants. These Funds purchase the equity-linked warrants from a broker, who in turn purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the Fund exercises its call and closes its position, the shares are sold and the warrant redeemed with the proceeds. Each warrant represents one share of the underlying stocks, therefore the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock, less transaction costs. In addition to the market risk of the underlying holding, these Funds bear additional counterparty risk to the issuing broker. There is currently no active trading market for equity-linked warrants.

Swap Agreements — A Fund’s investments in swap contracts is mainly used as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve the periodic payment by a Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR (London Interbank Offered Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or losses. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities/cash may be set aside as collateral by the Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect a Fund’s value from changes in interest rates; or expose a Fund to a different security or market.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2010	27

Notes to Financial Statements (Continued)

March 31, 2010 (Unaudited)

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Net payments of interest are recorded as realized gains or losses. Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Schedule of Investments or the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements. See Note 3 for further details.

Counterparty risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. In connection with outstanding total return swaps as of March 31, 2010, the Emerging Markets Debt Fund has deposits in the amount of $681,818 with the counterparty as collateral.

Options Written/Purchased — A Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

Delayed Delivery Transactions — A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in U.S. dollar-denominated fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in this Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. This Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Funds. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

28	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Dividends and Distributions to Shareholders — The International Equity, Emerging Markets Equity and International Fixed Income Funds will distribute substantially all of their net investment income and all net realized capital gains, if any, at least annually. The Emerging Markets Debt Fund will distribute substantially all of its net investment income, if any, at least quarterly and all net realized gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. CREDIT DERIVATIVES

A Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. A Fund uses these swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Trust on behalf of a Fund and the counterparty.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2010	29

Notes to Financial Statements (Continued)

March 31, 2010 (Unaudited)

As of March 31, 2010, the International Fixed Income Fund is the buyer (“receiving protection”) on a total notional amount of $6.9 million and is the seller (“providing protection”) on a total notional amount of $7.1 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at balance sheet date are summarized as follows:

INTERNATIONAL FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$52,837	—	—	$212,745	$265,582
Maximum potential amount of future payments	$350,000	—	—	$6,765,534	$7,115,534
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund or other third parties which the Fund can obtain upon occurrence of a triggering event	—	—	—	—	—

1	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
INTERNATIONAL FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]
0-100	—	—	—	—	—	—
101-250	—	—	$350,000	—	—	$350,000
251-500	—	—	—	$6,765,534	—	$6,765,534
501-1,000	—	—	—	—	—	—
> than 1,000	—	—	—	—	—	—
Total	—	—	$350,000	$6,765,534	—	$7,115,534

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The fair value of derivative instruments as of March 31, 2010 was as follows:

	Asset Derivatives			Liability Derivatives
	Six months ended March 31, 2010 ($ Thousands)			Six months ended March 31, 2010 ($ Thousands)
Contract Type	Statements of Assets & Liabilities Location	Fair Value		Statements of Assets & Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

International Equity Fund
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$5		Unrealized loss on forward foreign currency contracts	$109
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	1,667	*	Net Assets — Unrealized depreciation on futures contracts	—	*
Equity contracts	Net Assets — Unrealized appreciation on swap contracts	107,632	†	Net Assets — Unrealized depreciation on swap contracts	102,222	†

Total Derivatives not accounted for as hedging instruments		$109,304			$102,331

30	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

	Asset Derivatives			Liability Derivatives
	Six months ended March 31, 2010 ($ Thousands)			Six months ended March 31, 2010 ($ Thousands)
Contract Type	Statements of Assets & Liabilities Location	Fair Value		Statements of Assets & Liabilities Location	Fair Value

International Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$101	*	Net Assets — Unrealized depreciation on futures contracts	$122	*
Interest rate contracts	Net Assets — Unrealized appreciation on swap contracts	1,655	†	Net Assets — Unrealized depreciation on swap contracts	797	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	6,999		Unrealized loss on forward foreign currency contracts	2,757
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	250	†	Net Assets — Unrealized depreciation on swap contracts	34	†

Total Derivatives not accounted for as hedging instruments		$9,005			$3,710

Emerging Markets Debt Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$—	*	Net Assets — Unrealized depreciation on futures contracts	$1	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	559		Unrealized loss on forward foreign currency contracts	179
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	—		Net Assets — Unrealized depreciation on swap contracts	35	†

Total Derivatives not accounted for as hedging instruments		$559			$215

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations for the six months ended March 31, 2010 is as follows:

Amount of realized Gain or (Loss) on Derivatives Recognized in Income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total

International Equity Fund
Interest rate contracts	$—	$(65)	$—	$—	$(65)
Foreign exchange contracts	—	—	(413)	—	(413)
Credit contracts	—	—	—	2,048	2,048
Equity contracts	—	2,955	—	(4,189)	(1,234)
Total	$—	$2,890	$(413)	$(2,141)	$336

International Fixed Income Fund
Interest rate contracts	$—	$(770)	$—	$317	$(453)
Foreign exchange contracts	—	—	12,505	—	12,505
Credit contracts	—	—	—	515	515
Total	$—	$(770)	$12,505	$832	$12,567

Emerging Markets Debt Fund
Interest rate contracts	$—	$65	$—	$—	$65
Foreign exchange contracts	—	—	3,155	—	3,155
Credit contracts	—	—	—	(604)	(604)
Total	$—	$65	$3,155	$(604)	$2,616

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total

International Equity Fund
Interest rate contracts	$—	$(33)	$—	$—	$(33)
Foreign exchange contracts	—	—	506	—	506
Credit contracts	—	—	—	(1,841)	(1,841)
Equity contracts	—	1,477	—	6,751	8,228
Total	$—	$1,444	$506	$4,910	$6,860

SEI Institutional International Trust / Semi-Annual Report / March 31, 2010	31

Notes to Financial Statements (Continued)

March 31, 2010 (Unaudited)

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total

International Fixed Income Fund
Interest rate contracts	$—	$576	$—	$(446)	$130
Foreign exchange contracts	—	—	9,459	—	9,459
Credit contracts	—	—	—	71	71
Total	$—	$576	$9,459	$(375)	$9,660

Emerging Markets Debt Fund
Interest rate contracts	$ —	$(55)	$—	$—	$(55)
Foreign exchange contracts	—	—	(312)	—	(312)
Credit contracts	—	—	—	1,252	1,252
Total	$—	$(55)	$(312)	$1,252	$885

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

5. ADMINISTRATION, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration & Transfer Agency Agreement — The Trust and SEI Investments Global Funds Services (the “Administrator”) are parties to an amended and restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of the respective funds, as presented below:

International Equity Fund	0.45%
Emerging Markets Equity Fund	0.65%
International Fixed Income Fund	0.60%
Emerging Markets Debt Fund	0.65%

However, the Administrator has voluntarily agreed to waive its fee so that the total annual expenses of each Fund will not exceed certain expense limitations adopted by the Administrator as presented below. In the event that the total annual expenses of a Fund, after reflecting a waiver of all fees by the Administrator, exceed the specific limitation, the Administrator has agreed to bear such excess. Any such waiver is voluntary and may be terminated at any time at the Administrator’s sole discretion. At March 31, 2010, there were no such waivers in each Fund.

	International Equity Fund		Emerging Markets Equity Fund		International Fixed Income Fund		Emerging Markets Debt Fund
Class A	1.28	%*†	1.96	%†	1.02	%†	1.36	%†
Class I	1.53	%*†	—		—		—

* The expense cap excludes interest expense on reverse repurchase agreements.

† The expense cap excludes overdraft fees.

Investment Advisory Agreement — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC has voluntarily agreed to waive a portion of its fee for the International Equity, Emerging Markets Equity and Emerging Markets Debt Funds so that the total annual expenses of each Fund, exclusive of short sale expenses and acquired fund fee expenses, will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be terminated at any time. For the International Fixed Income Fund, SIMC has contractually agreed to waive fees or reimburse expenses until the later of (i) two years after the effective date of the Expense Limitation Agreement, or (ii) January 31, 2012 in order to keep total annual fund operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.02%.

Accordingly, the advisory fee and contractual or voluntary expense limitations for each Fund are as follows:

	Advisory Fees	Voluntary Expense Limitations	Contractual Expense Limitations
International Equity Fund, Class A	0.505%	1.530%	—%
International Equity Fund, Class I	0.505%	1.280%	—%
Emerging Markets Equity Fund	1.050%	1.960%	—%
International Fixed Income Fund*	0.300%	—%	1.020%
Emerging Markets Debt Fund	0.850%	1.360%	—%

*	Prior to March 1, 2010, the Advisory Fee for the International Fixed Income Fund was 0.150%.

With respect to the International Fixed Income Fund from October 1, 2009 until February 28, 2009, SIMC received an advisory fee of 0.15% of the Fund’s average daily net assets. At a meeting of the International Fixed Income Fund’s shareholders held on February 18, 2010, the shareholders of the Fund approved an increase in the advisory fee paid to SIMC by the Fund. As a result, effective March 1, 2010, SIMC receives an investment advisory fee from the Fund of 0.30%.

32	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

As of March 31, 2010, SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

Investment Sub-Adviser
International Equity Fund
Acadian Asset Management, Inc.
AXA Rosenberg Investment Management LLC
Declaration Management & Research LLC
INTECH Investment Management LLC
Neuberger Berman Group LLC
Quantitative Management Associates LLC
Wellington Management Company, LLP
Emerging Markets Equity Fund
AllianceBernstein L.P.
Artisan Partners Limited Partnership
AXA Rosenberg Investment Management LLC
PanAgora Asset Management, Inc.
Rexiter Capital Management Limited
The Boston Company Asset Management LLC
International Fixed Income Fund
AllianceBernstein L.P.
Fidelity International Investment Advisors (UK) Limited (delegates to Fidelity International Investment Advisors)
UBS Global Asset Management (Americas) Inc.
Wellington Management Company, LLP
Emerging Markets Debt Fund
Ashmore Investment Management Limited
ING Investment Management Advisors, B.V.
Stone Harbor Investment Partners LP

Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.

Distribution Agreement — SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust under an amended and restated Distribution Agreement dated September 16, 2002. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation therefrom. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

	Shareholder Servicing Fees	Administrative Servicing Fees
International Equity Fund
Class A	0.25%	—
Class I	0.25%	0.25%
Emerging Markets Equity Fund
Class A	0.25%	—
International Fixed Income Fund
Class A	0.25%	—
Emerging Markets Debt Fund
Class A	0.25%	—

The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions. For the six months ended March 31, 2010, the Distributor received no brokerage commissions.

Under both the Shareholder Servicing Plan and Administrative Service Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties.

However, the Distributor has also voluntarily agreed to waive its fee so that the total annual expenses of each Fund will not exceed certain expense limitations as agreed upon by the Distributor as presented above.

For the six months ended March 31, 2010, the Distributor retained 100% of both shareholder servicing fees, less the waiver, and administration servicing fees.

Investment in Affiliated Securities — The Funds may invest excess cash in the SEI Daily Income Trust Prime Obligation Fund, an affiliated money market fund. Additionally, the Funds may invest cash collateral from the securities lending program in the SEI Liquidity Fund L.P., also an affiliated fund.

Payment to Affiliates — Certain Officers and Trustees of the Trust are also Officers and/or Trustees of the Administrator or the Distributor, each a wholly owned subsidiary of SEI. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings.

The Administrator or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund’s expense ratio, as a percentage of the Fund’s average daily net assets for the six months ended March 31, 2010, can be found on the Statement of Operations and Financial Highlights, respectively.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2010	33

Notes to Financial Statements (Concluded)

March 31, 2010 (Unaudited)

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments and futures, during the six months ended March 31, 2010, were as follows:

	Purchases ($ Thousands)	Sales and Maturities ($ Thousands)
International Equity Fund
US Government	$45,564	$76,323
Other	1,298,057	1,316,327
Emerging Markets Equity Fund
US Government	—	—
Other	274,291	321,194
International Fixed Income Fund
US Government	312	8,890
Other	336,641	284,777
Emerging Markets Debt Fund
US Government	—	—
Other	199,275	191,764

7. FEDERAL TAX INFORMATION:

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under GAAP. These differences, which may result in distribution reclassifications, are primarily due to paydown reclassifications, foreign currency transactions, net investment losses, investment in partnerships, swaps, passive foreign investment companies and municipal bonds. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two years were as follows:

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Totals ($ Thousands)
International Equity Fund	2009	$41,285	$—	$41,285
	2008	266,737	252,260	518,997
Emerging Markets Equity Fund	2009	10,171	154,332	164,503
	2008	91,523	252,902	344,425
International Fixed Income Fund	2009	57,885	—	57,885
	2008	10,040	—	10,040

Emerging Markets Debt Fund	2009	60,833	—	60,833
	2008	81,803	16,810	98,613

As of September 30, 2009, the components of Accumulated Losses were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)
International Equity Fund	$—	$—	$(432,652)	$(747,423)
Emerging Markets Equity Fund	5,455	—	(33,118)	(202,302)
International Fixed Income Fund	5,034	—	(5,360)	(23,329)
Emerging Markets Debt Fund	23,593	—	(14,696)	(60,401)

	Post October Currency Losses ($ Thousands)	Unrealized Appreciation ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Accumulated Losses ($ Thousands)
International Equity Fund	$—	$107,235	$437	$(1,072,403)
Emerging Markets Equity Fund	—	101,341	—	(128,624)
International Fixed Income Fund	(34,460)	18,236	(3,967)	(43,846)
Emerging Markets Debt Fund	—	50,635	(23,413)	(24,282)

Post-October losses represent losses realized on investment transactions from November 1, 2008 through September 30, 2009, that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital carryforwards may be carried forward and applied against future capital gains as follows:

	Expires 2015 ($ Thousands)	Expires 2017 ($ Thousands)	Total Capital Loss Carryforward 09/30/09 ($ Thousands)
International Equity Fund	$—	$432,652	$432,652
Emerging Markets Equity Fund	—	33,118	33,118
International Fixed Income Fund	3,797	1,563	5,360
Emerging Markets Debt Fund	—	14,696	14,696

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

The Federal tax cost, aggregate gross unrealized appreciation and depreciation on investments, at March 31, 2010 each Fund is as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
International Equity Fund	$1,878,032	$215,032	$(39,392)	$175,640
Emerging Markets Equity Fund	771,683	224,205	(23,989)	200,216
International Fixed Income Fund	494,120	13,931	(16,801)	(2,870)
Emerging Markets Debt Fund	738,922	92,072	(21,513)	70,559

Management has analyzed the Funds’ tax position taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2010, no provision for income tax would be required in the

34	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

8. CONCENTRATION/RISKS

Each Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The market values of the International Fixed Income and Emerging Markets Debt Funds’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Also, the ability of the issuers of debt securities held by the International Fixed Income Fund and Emerging Markets Debt Fund to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

Certain securities held by the Funds are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers are estimates that may differ from the value that would be realized if the securities were sold. At March 31, 2010, the total value of these securities represented approximately 4% of the net assets of the Emerging Markets Debt Fund.

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, Management believes that based on experience, the risk of loss from such claims is considered remote.

9. SECURITIES LENDING

A Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that a Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund L.P., and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

10. RECENT ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Trust is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

11. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

12. OTHER MATTERS

Due to volatility in the fixed income and equity markets, the market value of some of the Fund’s holdings may currently be lower than shown in the Summary Schedules of Investments (“SOI”). The values shown in the SOI’s were the market values as of March 31, 2010 and do not reflect any market events after March 31, 2010.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2010	35

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your fund’s costs in two ways:

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/09	Ending Account Value 3/31/10	Annualized Expense Ratios	Expenses Paid During Period*
International Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,034.30	1.27%	$6.44
Class I	$1,000.00	$1,031.70	1.52%	$7.70
Hypothetical 5% Return
Class A	$1,000.00	$1,018.68	1.27%	$6.39
Class I	$1,000.00	$1,017.35	1.52%	$7.64
Emerging Markets Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,107.90	1.96%	$10.30
Hypothetical 5% Return
Class A	$1,000.00	$1,015.16	1.96%	$9.85

	Beginning Account Value 10/1/09	Ending Account Value 3/31/10	Annualized Expense Ratios	Expenses Paid During Period*
International Fixed Income Fund
Actual Fund Return
Class A	$1,000.00	$1,030.20	1.01%	$5.11
Hypothetical 5% Return
Class A	$1,000.00	$1,019.90	1.01%	$5.09
Emerging Markets Debt Fund
Actual Fund Return
Class A	$1,000.00	$1,083.90	1.36%	$7.07
Hypothetical 5% Return
Class A	$1,000.00	$1,018.15	1.36%	$6.84

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

36	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Board of Trustees Considerations in Approving the Funds’ Investment Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional International Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services to the series of the Trust (the “Funds”) and may manage the cash portion of the Funds’ assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission (“SEC”) takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust’s Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (a) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (b) SIMC’s and the Sub-Advisers’ investment management personnel; (c) SIMC’s and the Sub-Advisers’ operations and financial condition; (d) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (f) the Funds’ overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (h) SIMC’s and the Sub-Advisers’ compliance systems; (i) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (j) SIMC’s and the Sub-Advisers’ reputation, expertise and resources in domestic and/or international financial markets; and (k) the Funds’ performance compared with similar mutual funds.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2010	37

Board of Trustees Considerations in Approving the Funds’ Investment Advisory and Sub-Advisory Agreements (Unaudited) (Continued)

At the December 9, 2009 and March 24-25, 2010 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

•

the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

•	the Funds’ investment performance and how it compared to that of other comparable mutual funds;

•	the Funds’ expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•

the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

•

the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and the Sub-Advisers’ personnel, experience, track record and compliance program. The Trustees found the level of SIMC’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

Fund Performance. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

Fund Expenses. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds’ respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC’s voluntary waiver of management and other fees and the Sub-Advisers’ fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds’ net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

38	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Profitability. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC, and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2010	39

Shareholder Voting Results (Unaudited)

At a special meeting held on February 18, 2010, the shareholders of the SIT International Fixed Income Fund (the "Fund"), voted on the proposal listed below. The results of the voting were as follows:

Proposal 1:	With respect to the Fund, to approve an amendment to the Investment Advisory Agreement between the Advisor and the Trust, on behalf of the Fund, that would increase the management fee payable by the Fund to the Advisor for its investment advisory services.

International Fixed Income
	Number of Shares	% of Outstanding Shares	% of Shares Present
Affirmative	19,251,602.66	36.69%	72.01%
Against	6,255,847.74	11.92%	23.40%
Abstain	1,228,774.09	2.34%	4.59%

Total	26,736,224.49	50.95%	99.99%

40	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

SEI INSTITUTIONAL INTERNATIONAL TRUST SEMI-ANNUAL REPORT MARCH 31, 2010

Robert A. Nesher, Chairman

Trustees

William M. Doran

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Stephen F. Panner

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

James Ndiaye

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

John J. McCue

Vice President

Andrew S. Decker

Anti-Money Laundering Compliance Officer

Keri E. Rohn

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KMPG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI Investments Distribution Co.

Oaks, PA 19456 1.800.DIAL.SEI (1.800.342.5734)

SEI-F-031 (3/10)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the International Equity Fund, the Emerging Markets Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund are listed below.

Schedule of Investments (Unaudited)

International Equity Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 88.9%

Argentina — 0.1%
Banco Macro ADR	17,700	$529
BBVA Banco Frances ADR	49,520	364
Grupo Financiero Galicia ADR*	50,500	301
Telecom Argentina ADR*	8,200	154
Tenaris	27,436	593

		1,941

Australia — 5.5%
AJ Lucas Group	278	1
Amcor	219,698	1,289
AMP	174,968	1,005
Asciano Group	299,672	521
Australia & New Zealand Banking Group	247,518	5,761
AXA Asia Pacific Holdings	178,369	1,035
Beach Energy	535,481	364
Bendigo and Adelaide Bank	70,514	647
BHP Billiton ADR	59,900	4,811
BHP Billiton	414,116	16,568
Billabong International	21,314	221
Boral	45,948	237
Brambles	44,505	301
CFS Retail Property Trust (A)	256,497	441
Coca-Cola Amatil	268,105	2,768
Cochlear	21,388	1,430
Commonwealth Bank of Australia	234,794	12,131
Computershare	197,344	2,268
CSL	1,990	67
CSR	152,207	231
Dexus Property Group (A)	160,011	119
Downer EDI	34,676	241
Flight Centre	5,700	110
Fortescue Metals Group*	168,184	756
Foster’s Group	448,865	2,179
Goodman Fielder	189,000	248
Goodman Group (A)	770,634	463
GPT Group (A)	303,252	160
Harvey Norman Holdings	199,099	662
Hillgrove Resources	156,973	53
Incitec Pivot	393,567	1,254
Insurance Australia Group	82,731	295
Intoll Group	66,987	69
John Fairfax Holdings	711,381	1,175
Kingsgate Consolidated	2,600	20
Leighton Holdings	38,305	1,371
Lend Lease	79,628	633
MacArthur Coal	69,721	899
Macquarie Group	70,887	3,074
Metcash	64,582	245
Mirvac Group (A)	146,965	199
Mount Gibson Iron*	61,900	106
National Australia Bank	323,916	8,182
OneSteel	428,175	1,533
Orica	125,790	3,093
Origin Energy	2,585	39
OZ Minerals	756,323	795
Qantas Airways	220,771	576
QBE Insurance Group	11,697	224
Rio Tinto	80,892	5,821

Description	Shares	Market Value ($ Thousands)

Santos	259,536	$3,492
Sonic Healthcare	67,329	888
Stockland (A)	281,977	1,033
Suncorp-Metway	251,497	1,971
Super Cheap Auto Group	3,499	17
TABCORP Holdings	177,174	1,122
Toll Holdings	134,111	913
Transurban Group	221,991	1,029
Wesfarmers	290,374	8,475
Westfield Group (A)	65,532	725
Westpac Banking	274,886	7,024
Whitehaven Coal	23,300	110
Woodside Petroleum	1,900	82
Woolworths	55,516	1,427
WorleyParsons	7,875	184

		115,183

Austria — 0.2%
Erste Group Bank	14,290	601
Immoeast*	248,765	1,367
Mayr Melnhof Karton	571	54
OMV	26,600	1,000
RHI*	8,042	277
Voestalpine	11,761	477

		3,776

Belgium — 1.5%
Colruyt	19,235	4,743
Delhaize Group	95,166	7,662
Dexia	45,059	269
D’ieteren	375	190
Fortis	204,865	731
Groupe Bruxelles Lambert	14,419	1,276
InBev	180,686	9,118
KBC Groep	52,739	2,559
Solvay	10,600	1,092
Telenet Group Holding	18,982	575
UCB	66,211	2,832
Umicore	2,245	79

		31,126

Bosnia and Herzegovina — 0.0%
Lancashire Holdings	40,806	298

Brazil — 0.6%
Banco Santander Brasil ADR	216,200	2,688
BRF— Brasil Foods	90,900	2,448
Centrais Eletricas Brasileiras ADR	95,412	1,431
Cia Energetica de Minas Gerais ADR	116,350	1,936
Cyrela Brazil Realty	48,600	567
Porto Seguro	259,300	2,586

		11,656

Canada — 2.1%
Agrium	33,800	2,387
Bankers Petroleum*	308,700	2,787
Barrick Gold	70,300	2,695
BCE	14,374	422
Bombardier, Cl B	398,500	2,447
Cameco	143,500	3,934

1	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

International Equity Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Canadian National Railway	60,880	$3,699
Cascades	13,400	108
Cenovus Energy	23,910	625
CGI Group, Cl A*	45,600	683
Domtar	4,700	303
Eldorado Gold*	204,500	2,485
EnCana	18,210	567
Garda World Security, Cl A*	10,200	108
Gildan Activewear*	20,422	538
Goldcorp	64,270	2,392
IAMGOLD	44,447	592
Nexen	0	—
Onex	11,900	339
Open Text*	17,600	836
Pacific Rubiales Energy*	234,656	4,563
Petrobank Energy & Resources* (B)	11,900	652
QLT*	10,800	56
Rogers Communications, Cl B	17,900	612
Silver Wheaton*	224,300	3,526
Sino-Forest*	152,100	2,983
Teck Resources, Cl B	19,100	833
TELUS, Cl A	1	—
Toronto-Dominion Bank	30,700	2,291
Yamana Gold	79,911	792

		44,255

Chile — 0.4%
Banco Santander Chile ADR	38,807	2,647
Enersis ADR	55,800	1,116
Sociedad Quimica y Minera de Chile ADR	119,900	4,483

		8,246

China — 0.8%
Bank of China	7,242,000	3,861
Dongfeng Motor Group, Cl H	1,948,000	3,166
Industrial & Commercial Bank of China	2,966,000	2,261
PetroChina ADR	21,800	2,555
PICC Property & Casualty, Cl H (C)	652,000	664
Qingling Motors, Cl H	794,000	216
Trina Solar ADR*	73,800	1,802
Xinao Gas Holdings (C)	1,024,000	2,617

		17,142

Cyprus — 0.0%
Bank of Cyprus Public	11,364	72

Denmark — 1.3%
AP Moller — Maersk, Cl B	448	3,420
Carlsberg, Cl B	31,219	2,625
Coloplast, Cl B	16,410	1,810
Danske Bank	106,444	2,623
DSV	12,209	219
FLSmidth	16,250	1,129
Novo Nordisk, Cl B	130,698	10,160
Novozymes, Cl B	1,010	112
Sydbank	8,916	240
TrygVesta	53,808	3,558

Description	Shares	Market Value ($ Thousands)

William Demant Holding*	7,132	$506

		26,402

Finland — 0.6%
Elisa, Cl A	29,417	608
Fortum	11,706	287
Kesko, Cl B	10,315	407
Kone, Cl B	105,307	4,360
Metso	45,583	1,475
Nokia	119,480	1,864
Orion, Cl B	16,989	376
Sampo, Cl A	57,686	1,533
Sanoma	14,994	333
Sponda	15,104	63
Stora Enso, Cl R	126,016	962
UPM-Kymmene	48,712	647

		12,915

France — 6.2%
Alstom	111,137	6,943
Arkema	13,254	492
Atos Origin	5,186	261
AXA	67,669	1,508
BioMerieux	2,023	233
BNP Paribas	134,756	10,368
Bouygues	53,094	2,674
Capital Gemini	13,315	657
Casino Guichard Perrachon	8,202	695
Christian Dior	19,054	2,036
Cie de Saint-Gobain	30,167	1,453
Cie Generale d’Optique Essilor International	3,961	253
CNP Assurances	52,718	4,988
Compagnie Generale de Geophysique*	4,289	122
Compagnie Generale des Etablissements Michelin, Cl B	789	58
Credit Agricole	27,510	482
Dassault Systemes	22,672	1,344
EDF	37,812	2,067
Eurazeo	5,592	389
Eutelsat Communications	131,598	4,687
Fonciere Des Regions (A)	7,061	779
France Telecom	191,232	4,584
GDF Suez	2,712	105
Gecina (A)	9,460	1,049
Groupe Eurotunnel	35,896	366
Groupe Steria SCA	3,103	96
Havas	121,819	614
Ipsen	122,983	6,017
JC Decaux	13,048	365
Klepierre (A)	17,545	690
Lafarge	3,881	274
Lagardere SCA	19,437	788
Legrand	9,852	312
L’Oreal	10,030	1,057
LVMH Moet Hennessy Louis Vuitton	6,259	733
Metropole Television	30,753	797
Natixis	373,867	2,021
Neopost	7,368	590
Nexity	5,180	204

2	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

International Equity Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Pernod-Ricard	5,938	$505
Peugeot	84,900	2,504
PPR	10,724	1,430
Publicis Groupe	13,029	559
Rallye	2,314	86
Renault	63,274	2,971
Rhodia	33,025	685
Safran	36,930	964
Sanofi-Aventis	225,485	16,839
Schneider Electric	65,403	7,685
SCOR	19,350	490
Societe BIC	1,880	144
Societe de la Tour Eiffel(A)	1,014	85
Societe Des Autoroutes Paris- Rhin-Rhone	4,172	301
Societe Generale	1,746	110
Societe Television Francaise 1	75,033	1,394
Sodexho Alliance	77,370	4,633
Suez Environnement	6,927	160
Technip	62,774	5,113
Thales	76,706	3,085
Total	160,790	9,351
Unibail(A)	7,584	1,539
Valeo	25,568	914
Vallourec	5,644	1,140
Vinci	34,621	2,044
Vivendi	92,754	2,487

		130,369

Germany — 6.3%
Adidas	5,371	288
Aixtron	62,394	2,248
Allianz	58,594	7,360
Aurubis	8,700	449
BASF	253,749	15,767
Bayer	53,618	3,633
Bayerische Motoren Werke	35,954	1,663
Beiersdorf	10,942	656
Bilfinger Berger	12,470	833
Celesio	329	11
DaimlerChrysler	118,288	5,579
Deutsche Bank	71,566	5,523
Deutsche Boerse	115,585	8,583
Deutsche Lufthansa	11,665	194
Deutsche Post	214,575	3,729
Deutsche Postbank	5,773	186
Deutsche Telekom	319,530	4,339
E.ON	135,195	5,000
Fresenius	3,190	238
Fresenius Medical Care	80,234	4,535
GAGFAH	34,000	305
GEA Group	6,302	146
Hannover Rueckversicherung	56,271	2,784
HeidelbergCement	91,336	5,104
Henkel KGaA	29,343	1,362
Hochtief	39,064	3,289
Infineon Technologies*	525,531	3,654
Linde	50,280	6,010
Metro	6,430	382
MTU Aero Engines Holding	4,533	264
Puma Rudolf Dassler Sport	438	139
Rheinmetall	148	11

Description	Shares	Market Value ($ Thousands)

RWE	58,108	$5,158
Salzgitter	454	42
SAP	5,269	256
SAP ADR	89,900	4,330
Siemens	163,002	16,354
Suedzucker	22,873	506
Tipp24	1,677	65
Tognum	239,922	4,522
TUI	165,211	1,861
United Internet	97,631	1,484
Volkswagen	838	81
Wacker Chemie	459	68
Wincor Nixdorf	51,421	3,489

		132,480

Greece — 0.3%
Coca Cola Hellenic Bottling	39,480	1,066
OPAP	31,308	712
Public Power	222,567	3,915

		5,693

Guernsey — 0.1%
Resolution*	2,487,675	3,092

Hong Kong — 2.7%
ASM Pacific Technology	71,600	678
BOC Hong Kong Holdings	3,343,356	7,974
Cathay Pacific Airways	1,147,000	2,417
Champion REIT(A)	252,000	120
Champion Technology Holdings	942,000	32
Cheung Kong Holdings	194,000	2,498
China Mobile ADR	92,300	4,441
China Sci-Tech Holdings*	2,272,000	89
Chinese Estates Holdings	62,000	104
CLP Holdings	251,000	1,794
CNOOC	1,252,000	2,061
Dickson Concepts International	27,500	17
DMX Technologies Group*	475,000	124
Esprit Holdings(C)	331,667	2,616
First Pacific	305,000	198
Genting Singapore*(C)	139,000	88
Get Nice Holdings	1,558,000	104
Guoco Group	22,000	228
Hang Lung Group	22,000	117
Hang Lung Properties	117,000	472
Henderson Land Development	156,000	1,099
HKR International	62,400	26
Hong Kong & China Gas	73,000	182
Hong Kong Exchanges and Clearing	8,100	135
Hongkong & Shanghai Hotels	119,000	184
Hongkong Land Holdings	201,041	1,019
Hopewell Holdings	128,000	379
Huabao International Holdings	1,066,000	1,281
Hutchison Harbour Ring	506,000	53
Hutchison Telecommunications Hong Kong Holdings	802,000	138
Hutchison Whampoa	298,564	2,184
Hysan Development	211,000	610
Jardine Matheson Holdings	17,600	586
Jardine Strategic Holdings	13,000	250

3	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

International Equity Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Kerry Properties	594,500	$3,189
Lai Sun Development*	3,850,000	65
Li & Fung	638,000	3,139
Link REIT (A)	188,500	465
MTR	6,000	23
New World Development (C)	688,000	1,347
Noble Group	622,893	1,363
NWS Holdings (C)	52,000	104
Orient Overseas International	145,000	1,075
Pacific Basin Shipping	576,450	459
Pacific Century Premium Developments	326,000	122
RCG Holdings*	39,556	45
Sun Hung Kai Properties	258,000	3,881
Swire Pacific, Cl A	79,500	956
Television Broadcasts	62,000	300
VTech Holdings (C)	40,000	433
Wharf Holdings	471,649	2,658
Wheelock	263,000	776
Yue Yuen Industrial Holdings	267,500	930

		55,628

India — 0.7%
HDFC Bank	87,580	3,772
Infosys Technologies	52,740	3,073
Reliance Industries GDR	70,534	3,400
State Bank of India GDR	30,039	2,823
Sterlite Industries India	107,100	2,028

		15,096

Indonesia — 0.1%
Astra International	345,500	1,591

Ireland — 0.7%
DCC	13,991	363
Experian	812,957	7,997
Kerry Group, Cl A	17,723	552
Smurfit Kappa Group	15,250	127
Willis Group Holdings	150,700	4,716

		13,755

Israel — 0.6%
Check Point Software Technologies*	48,050	1,685
Makhteshim-Agan Industries	853,544	3,858
Teva Pharmaceutical Industries ADR	107,900	6,806

		12,349

Italy — 1.9%
Atlantia	63,312	1,480
Autogrill	32,668	398
CIR-Compagnie Industriali Riunite	29,934	72
Edison	304,370	465
Enel	1,961,694	10,989
Engineering Ingegneria Informatica	2,148	76
ENI	168,056	3,950
Fiat	116,117	1,515
Finmeccanica	72,000	963
Intesa Sanpaolo	66,114	226

Description	Shares	Market Value ($ Thousands)

Luxottica Group	1,809	$48
Mediaset	772,335	6,647
Mediolanum	20,342	119
Parmalat	89,954	247
Saipem	24,203	938
Saras	1,090,148	2,980
Snam Rete Gas	123,664	628
Telecom Italia	4,050,206	5,820
Terna Rete Elettrica Nazionale	182,005	789
UniCredito Italiano	253,778	751
Unipol Gruppo Finanziario	118,807	134

		39,235

Japan — 16.4%
77 Bank	245,000	1,400
ABC-Mart	5,800	186
Advantest	11,800	295
Aeon (C)	86,800	986
Aichi Bank	800	65
Aichi Machine Industry	6,000	25
Aida Engineering (C)	6,000	25
Air Water	7,000	80
Aisin Seiki	15,900	476
Ajinomoto	163,000	1,615
Akita Bank	11,000	44
Alfresa Holdings	4,300	185
Alpen	3,100	50
Alpine Electronics	21,300	259
Alps Electric	65,295	451
AOKI Holdings	3,800	51
Aoyama Trading	4,800	79
Arnest One	9,500	87
Asahi Breweries	62,900	1,180
Asahi Glass	648,597	7,309
Asahi Kasei	110,000	592
Asset Managers Holdings (C)	760	79
Astellas Pharma	122,100	4,423
Bank of Kyoto	74,000	682
Bank of Nagoya	19,000	77
Bank of Yokohama	148,825	729
Belluna	3,800	16
Bridgestone	11,500	196
Brother Industries	253,600	3,067
Canon	167,500	7,762
Canon Finetech	1,000	18
Cawachi	1,900	36
Central Japan Railway	126	960
Chiba Bank (C)	181,744	1,087
Chiba Kogyo Bank*	3,800	30
Chubu Electric Power	96,500	2,414
Chuetsu Pulp & Paper	18,000	32
Chugai Pharmaceutical	29,438	554
Citizen Holdings	10,200	70
Cleanup	200	2
Coca-Cola Central Japan	200	2
Corona	1,900	24
Crescendo Investment, Cl A (A)	22	30
Dai Nippon Printing	93,481	1,264
Daicel Chemical Industries	260,623	1,793
Daihatsu Motor	27,000	258
Daiichi Sankyo	103,000	1,930
Daiichikosho	11,500	148

4	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

International Equity Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Daikin Industries	5,200	$213
Daikoku Denki	2,600	46
Dainippon Ink and Chemicals	34,000	74
Dainippon Sumitomo Pharma	72,900	669
Daiwa House Industry	290,000	3,274
Daiwa Securities Group	76,000	400
Dena	47	348
Denki Kagaku Kogyo	179,000	770
Denso	8,000	238
Dentsu (C)	13,100	344
Disco	10,767	663
eAccess	94	69
East Japan Railway	40,800	2,838
Eighteenth Bank	3,000	9
Eisai	2,000	71
Eizo Nanao	500	12
Electric Power Development	2,300	76
Elpida Memory*	80,658	1,589
Faith	378	45
Fanuc	700	74
Fast Retailing	18,300	3,183
Fuji Electric Holdings	331,000	903
Fuji Film Holdings	175,186	6,037
Fuji Heavy Industries	73,000	378
Fuji Media Holdings	1,588	2,354
FUJI SOFT INC	4,300	72
Fujikura	23,000	133
Fujishoji	42	40
Fujitec	7,000	42
Fujitsu	1,077,000	7,054
Fukuda Denshi	300	7
Fukuoka Financial Group	470,000	1,997
Funai Electric	2,300	97
Furukawa Electric	150,000	780
Furuno Electric	2,400	11
Gree	4,800	293
Gunma Bank	31,000	172
Hachijuni Bank	25,000	142
Hakuhodo DY Holdings (C)	3,580	189
Hankyu Hanshin Holdings	56,000	260
Heiwa	4,600	47
Heiwado	3,000	39
Higashi-Nippon Bank	14,000	29
HI-LEX	2,900	37
Hino Motors	752,000	3,179
Hisamitsu Pharmaceutical	1,800	67
Hitachi	1,155,000	4,314
Hitachi Chemical	16,700	361
Hitachi Construction Machinery (C)	16,400	388
Hitachi High-Technologies	2,900	67
Honda Motor	428,590	15,136
Hosiden	5,200	68
Hoya	22,400	616
Hyakugo Bank	9,000	42
Ibiden	16,597	572
Idemitsu Kosan	2,500	189
IHI	70,000	128
Iida Home Max (C)	11,700	192
Inabata	9,100	43
Inpex	435	3,194
Isuzu Motors	39,000	106

Description	Shares	Market Value ($ Thousands)

Itochu	216,000	$1,893
Itochu-Shokuhin	800	25
Iwatani	14,000	41
J Front Retailing	13,000	77
Japan Digital Laboratory	2,000	21
Japan Tobacco	1,327	4,942
JFE Holdings	149,111	6,008
JS Group	40,300	821
JSP	2,000	24
JSR	78,600	1,643
Jupiter Telecommunications (C)	7,506	8,676
Juroku Bank	12,000	48
Justsystems*	33,500	86
Kamigumi	21,000	169
Kaneka	2,000	13
Kansai Paint (C)	40,000	326
Kao	1,800	46
Kasumi	1,000	5
Kato Sangyo	2,500	41
KDDI	1,292	6,692
Keio	13,000	88
Keisei Electric Railway	39,000	238
Kikkoman	4,000	47
Kirin Brewery	80,000	1,181
Kita-Nippon Bank	1,700	47
Kobe Steel	267,000	574
Kohnan Shoji	2,400	27
Koito Manufacturing	14,000	208
Komatsu	30,300	636
Konica Minolta Holdings	46,000	537
Kubota	39,000	356
Kuraray	69,500	936
Kyocera	38,300	3,734
Kyoei Steel	3,900	82
Kyudenko	9,000	54
Mabuchi Motor	8,100	466
Maeda Road Construction	6,000	49
Makita	70,249	2,316
Mars Engineering	200	4
Marubeni	1,093,631	6,800
Maruichi Steel Tube (C)	15,300	310
Matsushita Electric Industrial	100,500	1,538
Matsushita Electric Works	63,000	796
Maxvalu Nishinihon	2,300	33
Mazda Motor	170,000	479
Mediceo Paltac Holdings	55,100	653
MEIJI Holdings	6,700	260
Mie Bank	11,000	31
Minebea	14,000	85
Miraca Holdings	19,400	592
Mitsubishi	492,891	12,924
Mitsubishi Chemical Holdings	118,000	604
Mitsubishi Electric	283,000	2,602
Mitsubishi Heavy Industries	237,000	982
Mitsubishi Materials	101,000	291
Mitsubishi Steel Manufacturing	39,000	96
Mitsubishi UFJ Financial Group	1,058,197	5,549
Mitsui	533,368	8,967
Mitsui Chemicals	94,000	285
Mitsui Engineering & Shipbuilding (C)	299,000	746
Mitsui Home	8,000	44

5	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

International Equity Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Mitsui OSK Lines	353,000	$2,535
Mitsui Sumitomo Insurance Group Holdings	29,800	828
Murata Manufacturing	5,300	301
Nafco	2,300	42
Nagase	19,000	238
Namco Bandai Holdings	23,900	233
NEC	276,000	830
NEC Mobiling	1,000	24
NEC Networks & System Integration	15,900	211
NGK Insulators	31,000	633
NGK Spark Plug	9,000	122
NHK Spring	73,000	670
Nidec	58,100	6,230
Nihon Yamamura Glass	4,000	13
Nikon	151,100	3,300
Nintendo	900	301
Nippo	8,000	61
Nippon Beet Sugar Manufacturing	12,000	29
Nippon Electric Glass	250,470	3,530
Nippon Express	108,000	465
Nippon Flour Mills	8,000	40
Nippon Oil	295,711	1,491
Nippon Shokubai	11,000	99
Nippon Steel	52,000	204
Nippon Steel Trading	7,000	14
Nippon Telegraph & Telephone	144,200	6,080
Nishi-Nippon City Bank	152,000	449
Nissan Chemical Industries	27,000	378
Nissan Motor	1,323,029	11,341
Nissan Shatai	15,000	120
Nissha Printing	1,400	55
Nisshin Seifun Group	3,500	45
Nissin Food Products	14,100	475
Nitori	10,850	824
Nitto Denko	72,900	2,832
NOK	9,500	143
Noritsu Koki	6,500	46
NSK (C)	244,000	1,927
NTT Data	376	1,253
NTT DoCoMo	1,141	1,739
Obic	3,800	691
Ohsho Food Service (C)	2,100	55
Oita Bank	18,000	66
Okasan Securities Group	68,000	325
Okuwa	4,000	40
Olympus	70,200	2,254
Omron	60,900	1,414
Oracle Japan	6,100	283
ORIX	12,677	1,125
Osaka Gas	58,000	208
Osaka Steel	3,100	49
Pioneer	15,500	57
Raito Kogyo	26,000	62
Rakuten	1,086	786
Resona Holdings	36,200	458
Ricoh	73,000	1,141
Ricoh Leasing	500	12
Rinnai	5,300	279
Rohm	1,200	90
Roland	2,200	26

Description	Shares	Market Value ($ Thousands)

Sakai Chemical Industry	1,000	$5
San-Ai Oil	5,000	20
San-In Godo Bank	13,000	109
Sanki Engineering	19,000	134
Sankyo	83,700	4,143
Santen Pharmaceutical	12,226	367
Sapporo Hokuyo Holdings	635,000	2,902
Sazaby League	1,700	25
SBI Holdings	106	21
Secom	900	39
Sega Sammy Holdings	33,600	407
Seiko Epson (C)	18,800	292
Seino Transportation	76,000	542
Senshu Ikeda Holdings (C)	114,200	208
Seven & I Holdings	11,600	280
Sharp (C)	86,000	1,076
Shimamura	3,400	301
Shimano	10,100	447
Shinko Securities	361,000	1,144
Shinsei Bank (C)	459,000	555
Shionogi	146,700	2,791
Shiseido (C)	67,100	1,458
Showa	3,000	24
Showa Denko KK	106,000	239
Sinanen	1,000	4
Sintokogio	15,600	130
SKY Perfect JSAT Holdings	118	51
Softbank	16,800	414
Sohgo Security Services	14,000	162
Sony	229,100	8,778
SRI Sports	23	22
Stanley Electric	4,800	93
Sumco	4,800	102
Sumikin Bussan	13,000	30
Sumitomo	354,940	4,083
Sumitomo Chemical	133,000	650
Sumitomo Electric Industries	203,117	2,491
Sumitomo Heavy Industries	124,989	753
Sumitomo Metal Mining	140,000	2,084
Sumitomo Mitsui Financial Group	145,137	4,800
Sumitomo Realty & Development	3,000	57
Sumitomo Rubber Industries	12,800	113
Sumitomo Trust & Banking	210,000	1,232
Suzuken	13,100	462
Suzuki Motor (C)	28,300	625
Sysmex	6,100	358
T&D Holdings	21,650	513
Tachi-S, Cl S	12,800	139
Tadano	10,000	54
Taisho Pharmaceutical	26,000	473
Taiyo Nippon Sanso	31,000	303
Takara Leben	7,200	32
Takata	200	5
Takeda Pharmaceutical	66,800	2,942
Takefuji (C)	190,630	812
Tanabe Seiyaku	33,000	466
TDK	29,573	1,969
Teijin	100,000	336
Terumo	23,300	1,242
THK	5,200	114
TKC	2,700	50
Toei	3,000	15

6	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

International Equity Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Toho Gas	90,000	$491
Toho Holdings	9,500	124
Tohoku Electric Power	26,500	560
Tohokushinsha Film	3,500	21
Tokai Tokyo Securities	13,000	54
Tokyo Broadcasting System	16,400	249
Tokyo Electron	20,614	1,368
Tokyo Energy & Systems	6,000	41
Tokyo Gas	225,000	992
Tokyo Style	5,000	35
Tokyo Tekko	24,000	73
Tokyu Land	41,000	157
Toppan Forms	900	10
Toppan Printing	68,000	614
Topre	1,800	14
Topy Industries	10,615	24
Toshiba	80,000	414
Toshiba TEC	65,000	257
Totetsu Kogyo	9,000	50
Toyo Ink Manufacturing	30,000	135
Toyo Kohan	10,000	60
Toyo Securities	37,000	77
Toyo Seikan Kaisha	9,500	168
Toyo Suisan Kaisha	39,003	1,009
Toyoda Gosei	27,800	780
Toyota Auto Body	7,300	125
Toyota Boshoku	12,300	236
Toyota Industries	15,000	429
Toyota Motor	105,538	4,230
Toyota Tsusho	136,000	2,134
TV Asahi	91	138
Unicharm	21,200	2,049
Universal Entertainment	1,600	23
USS	2,660	181
Valor	3,800	31
Vital KSK Holdings	2,000	13
Warabeya Nichiyo	5,200	62
Watabe Wedding	7,400	82
West Japan Railway (C)	155	534
Yahoo! Japan	18,675	6,805
Yakult Honsha (C)	43,763	1,181
Yamada Denki	33,670	2,486
Yamaguchi Financial Group	36,000	394
Yamaha	1,100	14
Yamaha Motor	227,200	3,407
Yamato Transport	23,400	329
Yaskawa Electric	42,000	384
Yodogawa Steel Works	12,000	54
Yokogawa Electric	38,200	333
Yokohama Reito	6,000	43
Yokohama Rubber	4,000	19
Yurtec	6,000	30

		343,330

Jersey — 0.3%
Informa	988,549	5,808
Randgold Resources	1,126	85

		5,893

Macau — 0.0%
Sands China*	40,000	64

Description	Shares	Market Value ($ Thousands)

Malaysia — 0.1%
CIMB Group Holdings	398,600	$1,718

Mauritius — 0.0%
Golden Agri-Resources	2,232,153	926

Netherlands — 5.7%
Aegon	38,595	265
Akzo Nobel	101,003	5,767
ArcelorMittal	127,624	5,611
ASML Holding	83,031	2,973
Boskalis Westminster	9,199	353
Corio (A)	438	29
CSM	31,407	977
European Aeronautic Defence and Space	147,311	2,969
Fugro	95,597	6,259
Heineken	59,033	3,039
Heineken Holding	30,756	1,371
ING Groep	308,795	3,089
James Hardie Industries	77,344	515
Koninklijke Ahold	598,311	7,991
Koninklijke DSM	152,488	6,812
Koninklijke KPN	332,215	5,273
Koninklijke Philips Electronics	389,475	12,511
Koninklijke Vopak	23,975	1,892
Nutreco Holding	2,083	131
Randstad Holding	19,000	905
Royal Dutch Shell, Cl A	479,968	13,907
Royal Dutch Shell, Cl B	182,944	5,038
SBM Offshore	102,794	2,061
TNT	317,598	9,123
Unilever	679,800	20,600

		119,461

New Zealand — 0.1%
Air New Zealand	110,300	99
Fletcher Building	92,145	546
Telecom of New Zealand	764,750	1,178

		1,823

Norway — 1.3%
DnB	995,532	11,388
Marine Harvest*	1,254,691	1,116
Norsk Hydro	9,400	72
Petroleum Geo-Services*	1,000	13
Seadrill	128,450	2,997
Statoil	196,572	4,557
Telenor	409,838	5,565
TGS Nopec Geophysical*	3,466	74
Yara International	50,150	2,180

		27,962

Portugal — 0.3%
Banco Comercial Portugues	492,204	549
Banco Espirito Santo*	97,206	526
Brisa Auto-Estradas de Portugal	18,792	160
Cimpor Cimentos de Portugal	27,506	208
Energias de Portugal	411,038	1,637

7	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

International Equity Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Jeronimo Martins SGPS	193,828	$1,967
Portugal Telecom SGPS	103,834	1,163

		6,210

Russia — 0.1%
OAO Gazprom ADR	131,917	3,078
Surgutneftegaz ADR	8,414	83

		3,161

Singapore — 1.5%
Ascendas Real Estate Investment Trust (A)	155,000	213
CapitaCommercial Trust (A)(C)	634,504	490
CapitaMall Trust (A)	378,381	479
CapitaMalls Asia*	29,400	48
Chemoil Energy	80,000	28
City Developments	22,000	167
ComfortDelgro	55,000	61
DBS Group Holdings	624,283	6,386
Fraser and Neave	182,000	625
GuocoLeisure	296,000	142
Hong Leong Asia	27,000	88
Jardine Cycle & Carriage	66,856	1,405
Keppel	18,000	117
Olam International (C)	1,537,953	2,849
Oversea-Chinese Banking	648,701	4,041
SembCorp Industries	263,000	777
SembCorp Marine	52,000	156
SIA Engineering	10,000	25
Singapore Airlines	190,047	2,066
Singapore Airport Terminal Services	117,000	222
Singapore Press Holdings	140,000	383
Singapore Technologies Engineering	217,000	495
Singapore Telecommunications	426,873	968
Starhill Global REIT, Cl REIT (A)	108,000	43
United Industrial	47,000	69
United Overseas Bank	139,000	1,911
UOB-Kay Hian Holdings	77,000	93
UOL Group	262,000	731
Venture	11,000	69
Wheelock Properties Singapore	14,000	19
Wilmar International	793,000	3,800
Yangzijiang Shipbuilding Holdings (C)	2,035,000	1,689

		30,655

South Africa — 0.3%
MTN Group	353,608	5,393

South Korea — 1.0%
Hyundai Mobis	41,835	5,546
Hyundai Steel	31,970	2,427
Kia Motors	68,710	1,533
Korea Electric Power	30,680	991
KT	56,340	2,328
Samsung Electronics	7,030	5,083
Samsung SDI	18,995	2,384

		20,292

Description	Shares	Market Value ($ Thousands)

Spain — 1.8%
Abertis Infraestructuras	10,092	$195
Acerinox	2,343	46
Banco Bilbao Vizcaya Argentaria	438,692	6,013
Banco Pastor	6,689	39
Banco Popular Espanol	39,626	292
Banco Santander Central Hispano	1,318,597	17,557
Bankinter	55,407	462
Caja de Ahorros del Mediterraneo	12,489	104
Construcciones y Auxiliar de Ferrocarriles	612	361
Enagas	17,717	389
Ferrovial	75,857	739
Fomento de Construcciones y Contratas	6,900	253
Gas Natural	136,890	2,532
Gestevision Telecinco	18,433	290
Inditex	13,854	915
Mapfre	43,805	161
Red Electrica	40,686	2,187
Repsol	36,393	863
Telefonica	207,256	4,919

		38,317

Sweden — 1.9%
Alfa Laval	120,239	1,776
Assa Abloy, Cl B	42,984	844
Atlas Copco, Cl B	16,623	234
Atlas Copco, Cl A	33,446	520
Boliden	37,841	543
Electrolux, Ser B	235,774	5,405
Getinge, Cl B	26,257	632
Hennes & Mauritz, Cl B	14,587	951
Industrivarden, Cl C	21,061	268
Investor, Cl A	19,897	366
Kinnevik Investment, Cl B	56,024	1,035
Meda, Cl A	10,238	113
Nordea Bank	334,616	3,313
Ratos, Cl B	22,504	749
Saab, Cl B	4,768	73
Sandvik	10,814	136
Scania, Cl B	21,434	340
Skanska, Cl B	51,857	945
SKF, Cl B	36,770	655
Svenska Cellulosa, Cl B	403,941	5,714
Svenska Handelsbanken, Cl A	250,244	7,357
Swedbank	445,441	4,586
Swedish Match	22,777	546
Tele2, Cl B	31,586	529
TeliaSonera	238,414	1,698
Trelleborg, Cl B	20,884	153

		39,481

Switzerland — 7.8%
Actelion*	6,670	304
Adecco	80,676	4,587
Advanced Digital Broadcast Holdings*	480	20
Baloise Holding	18,038	1,602
Banque Cantonale Vaudoise	1,287	602
Clariant	34,000	433

8	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

International Equity Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Compagnie Financiere Richemont	132,491	$5,139
Credit Suisse Group	206,209	10,648
Elektrizitaets-Gesellschaft Laufenburg	56	43
Geberit	7,339	1,316
Givaudan	6,220	5,466
Helvetia Holding	1,300	457
Holcim	68,214	5,094
Julius Baer Group	115,118	4,183
Kuehne & Nagel International	483	49
Nestle	586,130	30,071
Nobel Biocare Holding	154,764	4,146
Novartis	456,083	24,677
PSP Swiss Property	1,696	109
Roche Holding	85,521	13,894
Schindler Holding	9,631	845
SGS	4,205	5,809
Sonova Holding	8,498	1,058
Straumann Holding	1,363	340
Sulzer	38,219	3,722
Swatch Group	48,372	7,656
Swiss Life Holding	10,859	1,429
Swiss Reinsurance	25,464	1,256
Swisscom	12,130	4,434
Syngenta	4,554	1,267
Temenos Group*	14,501	428
UBS	157,100	2,558
Xstrata	483,229	9,152
Zurich Financial Services	39,587	10,166

		162,960

Taiwan — 0.6%
Chunghwa Telecom	1,447,300	2,830
MediaTek	158,000	2,742
Taishin Financial Holding	3,065,464	1,245
Taiwan Semiconductor
Manufacturing ADR Taiwan Semiconductor	198,300	2,080
Manufacturing	1,319,954	2,556
United Microelectronics ADR	568,418	2,137

		13,590

Thailand — 0.0%
Charoen Pokphand Foods	1,917,100	889

Turkey — 0.2%
KOC Holding*	323,900	1,106
Turkiye Garanti Bankasi	657,550	3,067

		4,173

United Kingdom — 16.3%
3i Group	573,557	2,534
Acergy	59,900	1,097
Admiral Group	20,738	415
African Barrick Gold*	229,600	2,032
Aggreko	46,530	841
Amlin	1,041,923	6,134
Anglo American*	178,168	7,767
Antofagasta	335,316	5,290
Arriva	22,460	250
Associated British Foods	123,816	1,838

Description	Shares	Market Value ($ Thousands)

AstraZeneca	409,094	$18,238
Autonomy*	25,795	713
Aviva	521,740	3,049
BAE Systems	759,439	4,277
Balfour Beatty	194,761	863
Barclays	2,722,469	14,879
BG Group	281,645	4,873
BHP Billiton	420,064	14,401
BP	3,571,591	33,774
British Airways	6,880	25
British American Tobacco	452,625	15,596
British Sky Broadcasting Group	16,672	152
BT Group, Cl A	2,180,264	4,098
Bunzl	20,639	226
Burberry Group	52,805	572
Cairn Energy*	992,073	6,275
Cape*	51,033	177
Carnival	9,863	405
Catlin Group	99,920	546
Charter International	49,124	559
Cobham	102,079	398
Colt Telecom Group*	39,726	77
Compass Group	297,965	2,377
Computacenter	11,100	52
Cookson Group*	75,639	627
Davis Service Group	44,500	285
Devro	35,193	86
Diageo	285,478	4,789
Drax Group	4,302	24
DS Smith	83,389	171
easyJet*	422,317	2,940
Eurasian Natural Resources	46,554	842
Firstgroup	123,923	675
Fresnillo	4,833	62
GlaxoSmithKline	546,373	10,488
Group 4 Securicor	37,024	147
Hamworthy	16,122	79
Healthcare Locums	40,124	110
Home Retail Group	483,187	1,986
HSBC Holdings (C)	1,817,472	18,446
ICAP	259,325	1,470
Imperial Tobacco Group	280,174	8,542
Inmarsat	19,826	227
Intercontinental Hotels Group	36,649	574
International Power	696,999	3,372
Invensys	215,457	1,113
Investec	132,248	1,081
ITV	763,288	703
J Sainsbury	242,099	1,203
Kazakhmys	96,720	2,240
Kingfisher	368,840	1,200
Land Securities Group (A)	5,915	61
Legal & General Group	2,473,650	3,304
Lloyds Banking Group	1,417,642	1,350
Logica	1,144,476	2,370
London Stock Exchange Group	4,863	52
Marks & Spencer Group	22,358	126
Millennium & Copthorne Hotels	46,000	338
Mondi	2,310	16
National Grid	150,252	1,462
Next	76,947	2,526
Old Mutual	707,012	1,314

9	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

International Equity Fund

March 31, 2010

Description	Shares/ Face Amount (1) ($ Thousands)	Market Value ($ Thousands)

Pearson	96,200	$1,512
Persimmon	79,266	560
Petrofac	66,753	1,217
Prudential	25,289	210
QinetiQ	72,000	146
Reckitt Benckiser Group	78,113	4,286
Reed Elsevier	581,671	4,637
Rexam	512,135	2,275
Rio Tinto	236,916	14,034
Rolls-Royce Group	812,192	7,337
Royal & Sun Alliance Insurance Group	346,695	671
SABMiller	196,826	5,768
Sage Group	744,763	2,701
Schroders	8,434	180
Serco Group	38,284	349
Severn Trent	51,032	925
Shire	211,306	4,660
Smith & Nephew	417,318	4,156
Smiths Group	38,654	666
Standard Chartered	256,386	6,991
Tesco	810,265	5,352
Thomas Cook Group	130,732	535
Tomkins	171,508	614
Tullett Prebon	67,155	356
Tullow Oil	213,648	4,051
Unilever	33,695	989
Vedanta Resources	21,695	914
Vodafone Group	10,274,917	23,691
Whitbread	30,404	680
WM Morrison Supermarkets	370,333	1,649
WPP	804,473	8,335

		341,648

United States — 0.5%
A Schulman	903	22
Advance America Cash Advance Centers	8,600	50
Air Transport Services Group*	17,100	58
Capital One Financial	47,586	1,971
Central European Distribution*	53,200	1,862
Clearwater Paper*	5,500	271
ConocoPhillips	59,441	3,042
Electro Rent	3,700	49
Glatfelter	19,200	278
Hawkins	100	2
KMG Chemicals	3,300	58
M&F Worldwide*	2,300	70
MCG Capital*	18,200	95
NGP Capital Resources	9,600	82
PS Business Parks (A)	10,446	558
Seagate Technology	32,239	589
Synthes	7,498	937

		9,994

Total Common Stock (Cost $1,682,757) ($ Thousands)		1,860,240

MORTGAGE-BACKED SECURITIES — 2.1%

Agency Mortgage-Backed Obligation — 0.6%
FHLMC ARM
5.646%, 03/01/36 (D)	935	978
5.220%, 10/01/35 (D)	780	817

Description	Face Amount (1) ($ Thousands)	Market Value ($ Thousands)

4.791%, 06/01/35 (D)	$811	$840
FHLMC CMO, Ser 3335, Cl BF
0.380%, 07/15/19 (D)	366	364
FHLMC CMO, Ser 3346, Cl FA
0.460%, 02/15/19 (D)	1,067	1,071
FNMA
6.000%, 07/01/37	693	738
FNMA ARM (D)
5.119%, 10/01/35	1,231	1,293
4.450%, 05/01/35	826	856
4.050%, 05/01/34	1,559	1,609
3.511%, 10/01/33	187	194
3.212%, 08/01/34	888	918
2.873%, 10/01/24	1,039	1,077
2.797%, 04/01/34	409	422
2.768%, 05/01/35	513	529
2.170%, 07/01/34	1,335	1,373

		13,079

Non-Agency Mortgage-Backed Obligation — 1.5%
American Home Mortgage Investment Trust, Ser 2004-3, Cl 3A
2.486%, 10/25/34 (D)	922	668
Banc of America Commercial Mortgage, Ser 2005-4, Cl A2
4.764%, 07/10/45	599	610
Banc of America Commercial Mortgage, Ser 2006-4, Cl A2
5.522%, 07/10/46	1,000	1,027
Banc of America Commercial Mortgage, Ser 2006-5, Cl A1
5.185%, 09/10/47	379	384
Banc of America Funding, Ser 2004-5, Cl 1A19
5.250%, 12/20/34	853	851
Banc of America Funding, Ser 2005-2, Cl 1A2
5.500%, 04/25/35	618	611
Banc of America Funding, Ser 2006-G, Cl 2A2
0.320%, 07/20/36 (D)	1,141	1,117
Banc of America Mortgage Securities, Ser 2003-9, Cl 1A12
0.696%, 12/25/33 (D)	341	330
BCAP Trust, Ser 2006-RR1, Cl PA
5.000%, 11/25/36	752	759
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-7, Cl 1A1
3.913%, 10/25/34 (D)	406	271
Bear Stearns Commercial Mortgage Securities, Cl A4
4.320%, 02/13/46	650	663
Bear Stearns Commercial Mortgage Securities, Ser 2005- PWR9, Cl A2
4.735%, 09/11/42	1,360	1,368
Countrywide Home Loan Mortgage Pass Through Trust, Cl A18
8.000%, 03/25/33	374	389

10	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

International Equity Fund

March 31, 2010

Description	Face Amount (1) ($ Thousands)	Market Value ($ Thousands)

Countrywide Home Loan Mortgage Pass Through Trust, Cl A16
5.500%, 06/25/33	$484	$492
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-24, Cl A2
4.500%, 07/25/33	500	504
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2004-5, Cl 2A14
5.000%, 05/25/34	147	143
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-13, Cl 2A17
5.750%, 08/25/34	284	284
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-34, Cl A3
5.000%, 09/25/33	313	314
Credit Suisse First Boston Mortgage Securities, Ser 2001- CF2, Cl A4
6.505%, 02/15/34	641	658
Credit Suisse First Boston Mortgage Securities, Ser 2003- C3, Cl A3
3.382%, 05/15/38	15	15
Credit Suisse First Boston Mortgage Securities, Ser 2005- C1, Cl A2
4.609%, 02/15/38	270	270
Credit Suisse First Boston Mortgage Securities, Ser 2005- C3, Cl A2
4.512%, 07/15/37	958	958
Credit Suisse First Boston Mortgage Securities, Ser 2005- C4, Cl A2
5.017%, 08/15/38	685	685
DLJ Commercial Mortgage, Ser 2000-CF1, Cl A1B
7.620%, 06/10/33	83	83
DLJ Commercial Mortgage, Ser 2000-CKP1, Cl A1B
7.180%, 11/10/33	576	581
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.798%, 02/25/48 (B)(D)	415	416
First Horizon Alternative Mortgage Trust, Ser 2005-AA3, Cl 3A1
5.276%, 05/25/35 (D)	685	551
First Horizon Mortgage Pass-Through Trust, Ser 2003-9, Cl 1A3
5.500%, 11/25/33	906	902
GMAC Commercial Mortgage Securities, Ser 2004-C2, Cl A2
4.760%, 08/10/38	520	529
GMAC Mortgage Loan Trust, Ser 2004-J1, Cl A2
5.250%, 04/25/34	660	657

Description	Face Amount (1) ($ Thousands)	Market Value ($ Thousands)

GMAC Mortgage Loan Trust, Ser 2004-J4, Cl A1
5.500%, 09/25/34	$445	$443
Greenwich Capital Commercial Funding, Cl A2
4.022%, 01/05/36	62	63
JP Morgan Commercial Mortgage Finance, Ser 2000-C10, Cl A2
7.371%, 05/15/32 (D)	40	41
JP Morgan Mortgage Trust, Ser 2004-A5, Cl 4A2
4.830%, 12/25/34 (D)	549	555
LB-UBS Commercial Mortgage Trust, Cl A3
4.545%, 02/15/30	773	790
LB-UBS Commercial Mortgage Trust, Ser 2000-C4, Cl A2
7.370%, 08/15/26	124	125
LB-UBS Commercial Mortgage Trust, Ser 2000-C5, Cl A2
6.510%, 12/15/26	1,168	1,189
LB-UBS Commercial Mortgage Trust, Ser 2001-WM, Cl A2
6.530%, 07/14/16 (B)	620	654
LB-UBS Commercial Mortgage Trust, Ser 2003-C7, Cl A2
4.064%, 09/15/27 (D)	444	445
LB-UBS Commercial Mortgage Trust, Ser 2004-C4, Cl A2
4.567%, 06/15/29 (D)	364	370
Master Alternative Loans Trust, Ser 2003-6, Cl 3A2
5.750%, 09/25/33	456	458
Merrill Lynch Mortgage Investors, Ser 2005-A4, Cl 1A
3.652%, 07/25/35 (D)	283	188
PNC Mortgage Acceptance, Ser 2000-C2, Cl A2
7.300%, 10/12/33	403	407
RBSSP Resecuritization Trust, Ser 2009-9, Cl 10A1
0.329%, 10/26/36 (B)(D)	727	710
Residential Asset Securitization Trust, Ser 2003-A, Cl A2
0.746%, 03/25/33 (D)	282	258
Residential Funding Mortgage Securities I, Cl A2
0.646%, 02/25/34 (D)	300	295
Residential Funding Mortgage Securities I, Ser 2004-S2, Cl A4
5.500%, 03/25/34	1,114	1,120
Thornburg Mortgage Securities Trust, Ser 2006-5, Cl A1
0.366%, 09/25/46 (D)	2,032	1,983
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C17, Cl A2
4.782%, 03/15/42	657	657
WaMu Mortgage Pass Through Certificates, Ser 2005-AR10, Cl 1A1
4.791%, 09/25/35 (D)	982	968

11	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

International Equity Fund

March 31, 2010

Description	Face Amount (1) ($ Thousands) / Shares	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A5
4.500%, 06/25/33	$216	$216
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR9, Cl A6
2.950%, 08/25/34 (D)	84	84
WaMu Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A1
5.500%, 06/25/34	570	570
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-6, Cl A13
0.696%, 06/25/34 (D)	392	378
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-I, Cl B1
3.364%, 07/25/34 (D)(E)	121	43
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-N, Cl A5
3.213%, 08/25/34 (D)	30	30
Wells Fargo Mortgage Backed Securities Trust, Ser 2005- AR12, Cl 2A4
2.993%, 07/25/35 (D)	261	259

		30,389

Total Mortgage-Backed Securities (Cost $44,147) ($ Thousands)		43,468

PREFERRED STOCK — 1.0%

Brazil — 0.6%
Banco Bradesco	229,630	4,190
Petroleo Brasileiro	210,900	4,164
Petroleo Brasileiro Sponsored ADR, Cl A	92,800	3,674

		12,028

Germany — 0.4%
Draegerwerk	2,624	182
Fresenius	2,556	193
Henkel	120,344	6,491
Jungheinrich	2,620	61
Porsche	7,645	466
ProSiebenSat.1 Media	56,348	957
RWE	6,726	554
Volkswagen	10,417	957

		9,861

Total Preferred Stock (Cost $20,687) ($ Thousands)		21,889

ASSET-BACKED SECURITIES — 1.0%

Automotive — 0.3%
Americredit Prime Automobile Receivable, Ser 2009-1, Cl A2
1.400%, 11/15/12	225	225
Bank of America Auto Trust, Ser 2009-1A, Cl A3
2.670%, 07/15/13 (B)	500	511

Description	Face Amount (1) ($ Thousands)	Market Value ($ Thousands)

Bank of America Auto Trust, Ser 2009-2A, Cl A3
2.130%, 09/15/13 (B)	$1,150	$1,167
Bank of America Auto Trust, Ser 2010-1A, Cl A2
0.750%, 06/15/12 (B)	1,120	1,121
BMW Floorplan Master Owner Trust, Ser 2009-1A, Cl A
1.380%, 09/15/14 (B)(D)	285	285
CitiFinancial Auto Issuance Trust, Ser 2008-1, Cl A2
1.830%, 11/15/12 (B)	670	674
Mercedes-Benz Auto Receivables Trust, Ser 2009-1, Cl A3
1.670%, 01/15/14	240	242
Nissan Master Owner Trust Receivables, Ser 2010-AA, Cl A
1.380%, 01/15/15 (B)(D)	970	973
USAA Auto Owner Trust, Ser 2009-1, Cl A2
2.640%, 08/15/11	584	586

		5,784

Credit Card — 0.5%
American Express Credit Account Master Trust, Ser 2007-7, Cl A
0.270%, 02/17/15 (D)	1,170	1,164
American Express Credit Account Master Trust, Ser 2009-1, Cl A
1.580%, 05/15/12 (D)	3,295	3,369
Bank of America Credit Card Trust, Ser 2006-A6, Cl A6
0.260%, 11/15/13 (D)	620	617
Capital One Multi-Asset Execution Trust, Ser 2008-A5, Cl A5
4.850%, 02/18/14	1,075	1,118
Chase Issuance Trust, Ser 2007- A10, Cl A10
0.270%, 06/16/14 (D)	875	870
Citibank Credit Card Issuance Trust, Ser 2004-A7, Cl A7
0.342%, 11/25/13 (D)	1,430	1,424
Citibank Credit Card Issuance Trust, Ser 2007-A7, Cl A7
0.590%, 08/20/14 (D)	860	860
Citibank Credit Card Issuance Trust, Ser 2009-A1, Cl A1
1.980%, 03/17/14 (D)	645	662

		10,084

Mortgage Related — 0.2%
Ameriquest Mortgage Securities, Ser 2005-R9, Cl AF3
5.098%, 11/25/35	375	368
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A1
6.129%, 05/28/37	184	183
CNH Equipment Trust, Ser 2009- A, Cl A2
4.060%, 10/17/11	254	255

12	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

International Equity Fund

March 31, 2010

Description	Face Amount (1) ($ Thousands)	Market Value ($ Thousands)

Credit Suisse First Boston Mortgage Securities, Ser 2005- FIX1, Cl A2
4.310%, 05/25/35 (D)	$169	$165
GSAMP Trust, Ser 2005-HE3, Cl M1
0.716%, 06/25/35 (D)	315	313
Master Asset Backed Securities Trust, Ser 2003-WMC2, Cl M1
1.296%, 08/25/33 (D)	271	248
Merrill Lynch First Franklin Mortgage Loan Trust, Ser 2007-3, Cl A2A
0.296%, 06/25/37 (D)	952	943
Merrill Lynch First Franklin Mortgage Loan Trust, Ser 2007-5, Cl 2A1
0.946%, 10/25/37 (D)	511	492
Morgan Stanley Capital I, Ser 2003-NC8, Cl M1
1.296%, 09/25/33 (D)	1,535	1,153
RAAC Series, Ser 2005-RP2, Cl A
0.596%, 06/25/33 (B)(D)	242	230

		4,350

Total Asset-Backed Securities (Cost $20,456) ($ Thousands)		20,218

CORPORATE OBLIGATIONS — 0.3%

Canada — 0.0%
Anadarko Finance
6.750%, 05/01/11	120	126
Rogers Communications
9.625%, 05/01/11	245	266

		392

Italy — 0.1%
Telecom Italia Capital
6.200%, 07/18/11	635	667

Spain — 0.0%
Telefonica Emisiones SAU
5.984%, 06/20/11	405	426

United States — 0.2%
CSX
6.750%, 03/15/11	145	153
Daimler Finance North America
5.875%, 03/15/11	120	125
5.750%, 09/08/11	805	848
Kerr-McGee
6.875%, 09/15/11	185	199
Kraft Foods
5.625%, 11/01/11	905	961
Sara Lee
6.250%, 09/15/11	595	632
Shinsei Finance Cayman
6.418%, 01/29/49 (B)(D)(E)	1,740	1,207

Description	Face Amount (1) ($ Thousands)/ Shares	Market Value ($ Thousands)

Tyco International Finance
6.375%, 10/15/11	$505	$544

		4,669

Total Corporate Obligations (Cost $6,691) ($ Thousands)		6,154

WARRANTS — 0.0%

Italy — 0.0%
Mediobanca, Expires 2011	47,898	6

Singapore — 0.0%
Golden Agri-Resources, Expires 05/29/12 *	118,018	34

Total Warrants (Cost $0) ($ Thousands)		40

RIGHTS — 0.0%

Germany — 0.0%
Volkswagen, Expires 04/15/10	11	7

Japan — 0.0%
Takara Leben, Expires 06/02/10	7	9

Spain — 0.0%
Banco Pastor*	6,689	1

Total Rights (Cost $0) ($ Thousands)		17

U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
0.150%, 06/17/10 (F)(G)	690	690
0.130%, 06/03/10 (F)(G)	5,863	5,861
0.000%, 04/15/10 (F)	85	85

Total U.S. Treasury Obligations (Cost $6,637) ($ Thousands)		6,636

AFFILIATED PARTNERSHIP — 1.5%

United States — 1.5%
SEI Liquidity Fund, L.P., 0.220%†**(H)	32,842,069	31,195

Total Affiliated Partnership (Cost $32,842) ($ Thousands)		31,195

13	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

International Equity Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.1%

United States — 3.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070%†**	63,814,949	$63,815

Total Cash Equivalent (Cost $63,815) ($ Thousands)		63,815

Total Investments — 98.2% (Cost $1,878,032) ($ Thousands)§		$2,053,672

A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2010, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
5/13/10	EUR	2,104	USD	2,851	$5
5/13/10	USD	5,810	EUR	4,214	(109)

					$(104)

A summary of the open futures contracts held by the Fund at March 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	752	Jun-2010	$319
FTSE Index	219	Jun-2010	178
Hang Seng Index	12	Apr-2010	10
MSCI EAFE Index E-MINI	13	Jun-2010	11
Nikkei 225 Index	25	Jun-2010	77
SPI 200 Index	64	Jun-2010	65
Topix Index	156	Jun-2010	1,007

			$1,667

For the period ended December 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

14	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

International Equity Fund

March 31, 2010

A summary of outstanding swap agreements held by the Fund at March 31, 2010, is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation ($Thousands)
Morgan Stanley	MSCI Daily TR Net EAFE USD Market Index	3-Month LIBOR Minus 24 Bps	Price Return	01/13/11	102,220	$5,410

Percentages are based on a Net Assets of $2,092,200 ($ Thousands).

*	Non-income producing security

**	Rate shown is the 7-day effective yield as of March 31, 2010.

†	Affiliated security

(A)	Real Estate Investments Trust

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	This security or a partial position of this security is on loan at March 31, 2010. The total market value of securities on loan at March 31, 2010 was $30,851 ($ Thousands) (See Note 9).

(D)	Variable Rate Security—The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2010.

(E)	Securities considered illiquid. The total market value of such securities as of March 31, 2010 was $1,249 ($ Thousands) and represented 0.1% of Net Assets.

(F)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(G)	The rate reported is the effective yield at time of purchase.

(H)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of March 31, 2010 was $31,195 ($ Thousands).

ADR — American Depositary Receipt

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GDR — Global Depositary Receipt

GMAC — General Motors Acceptance Corporation

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

MTN — Medium Term Note

NOK — Norwegian Krone Ser — Series

USD — U.S. Dollar

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

15	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 90.7%

Argentina — 0.5%
Tenaris ADR	64,604	$2,774
Ternium ADR	41,000	1,682

		4,456

Australia — 0.0%
Centamin Egypt*	171,100	352

Brazil — 8.3%
Agre Empreendimentos Imobiliarios*	47,748	179
Amil Participacoes	109,500	847
Anhanguera Educacional Participacoes*	11,000	158
Banco Bradesco ADR	37,482	691
Banco do Brasil	155,054	2,584
Banco Santander Brasil ADR	149,740	1,861
Banestes Banco do Estado do Espirito Santo	24,800	92
BM&F Bovespa	240,991	1,612
BR Malls Participacoes*	49,641	584
BR Properties*	164,700	1,187
Brasil Telecom*	15,380	136
Centrais Eletricas Brasileiras	27,480	405
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,170	43
Cia de Saneamento Basico do Estado de Sao Paulo	101,469	1,834
Cia de Saneamento de Minas Gerais	105,000	1,494
Cia Energetica de Minas Gerais ADR	62,163	1,034
Cielo	207,958	1,968
Cosan, Cl A*	24,200	228
EDP — Energias do Brasil	94,902	1,815
Empresa Brasileira de Aeronautica	202,200	1,195
Empresa Brasileira de Aeronautica ADR	39,080	936
Equatorial Energia	19,393	170
Eternit	45,755	208
Ez Tec Empreendimentos e Participacoes	44,600	204
Fertilizantes Heringer*	14,500	82
Fibria Celulose*	28,525	616
Fibria Celulose ADR*	12,122	265
Fleury*	65,100	700
Gafisa ADR	29,000	398
Gerdau ADR	16,014	261
Gerdau	70,100	858
Grendene	255,533	1,303
Hypermarcas*	126,550	1,539
Iguatemi Empresa de Shopping Centers	58,600	984
Itau Unibanco Holding ADR	203,889	4,484
Light	51,145	693
Localiza Rent a Car	110,012	1,153
Lojas Renner	100,649	2,305

Description	Shares	Market Value ($ Thousands)

M Dias Branco	2,928	$71
Marfrig Alimentos	23,450	265
Multiplan Empreendimentos Imobiliarios	8,500	142
OGX Petroleo e Gas Participacoes	256,800	2,394
PDG Realty Empreendimentos e Participacoes	94,484	788
Petroleo Brasileiro	346,429	7,685
Petroleo Brasileiro ADR	43,754	1,947
Porto Seguro	123,700	1,234
Redecard	93,900	1,731
Rodobens Negocios Imobiliarios	75,350	536
Sistema Educacional Brasileiro	80,900	1,088
SLC Agricola	81,637	669
Souza Cruz	23,118	805
Sul America	12,821	347
Telegraph Norte Leste Participacoes	46,900	990
Telegraph Norte Leste Participacoes ADR	111,400	1,967
Tractebel Energia	54,870	610
Usinas Siderurgicas de Minas Gerais	107,935	3,787
Vale	163,100	5,193
Vale ADR, Cl B	253,460	8,159
Vivo Participacoes ADR	2,959	80
Wilson Sons, Cl BDR	72,005	938

		78,532

Canada — 0.1%
First Quantum Minerals	10,149	836

Chile — 1.1%
Banco Santander Chile ADR	18,974	1,294
Centros Comerciales Sudamericanos	165,144	648
Cia Cervecerias Unidas ADR	23,094	866
Cia Cervecerias Unidas	205,832	1,538
Embotelladora Andina ADR, Cl B	32,078	655
Empresa Nacional de Telecomunicaciones	66,648	907
Enersis ADR	185,817	3,714
La Polar	54,200	299
Sociedad Quimica y Minera de Chile ADR	6,500	243

		10,164

China — 10.8%
Air China, Cl H	808,000	835
AirMedia Group ADR*	100,892	631
Ajisen China Holdings	1,139,897	1,126
Anhui Conch Cement, Cl H	200,882	1,327
Asia Cement China Holdings	1,535,000	848
Baidu ADR*	1,100	657
Bank of China	12,813,000	6,832
Bank of Communications, Cl H (A)	1,189,000	1,416
Baoye Group, Cl H	154,000	112
Beauty China Holdings (B)	70,000	7
Bosideng International Holdings	3,414,000	765
China BlueChemical	516,000	336
China Citic Bank	1,213,000	909

1	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

China Coal Energy	1,260,000	$1,967
China Communications Construction, Cl H	963,000	909
China Communications Services, Cl H	710,000	357
China Construction Bank, Cl H	14,734,250	12,069
China Dongxiang Group	2,186,500	1,577
China Life Insurance, Cl H	868,793	4,162
China Merchants Property Development, Cl B	33,200	74
China Molybdenum, Cl H	835,991	700
China Petroleum & Chemical, Cl H	1,656,000	1,356
China Railway Construction, Cl H	2,268,000	2,795
China Shenhua Energy	46,500	201
China Shineway Pharmaceutical Group	79,039	218
China Shipping Development, Cl H	948,000	1,548
China Telecom, Cl H	2,854,000	1,408
China Vanke, Cl B	326,500	375
Chongqing Changan Automobile, Cl B	557,000	492
Country Garden Holdings	1,300,000	467
Ctrip.com International ADR*	81,300	3,187
Dongfeng Motor Group, Cl H	1,485,280	2,414
Fosun International	909,000	727
Fuqi International* (A)	46,740	509
Golden Eagle Retail Group	372,103	744
Great Wall Motor, Cl H (A)	524,000	1,089
Great Wall Technology, Cl H	284,000	123
Guangzhou R&F Properties	1,018,000	1,668
Harbin Electric*	18,246	394
Harbin Power Equipment, Cl H	788,000	651
Huaneng Power International ADR	10,690	248
Huaneng Power International, Cl H (A)	2,230,800	1,296
Industrial & Commercial Bank of China	12,559,959	9,576
Jiangling Motors, Cl B	286,300	499
Jiangxi Copper, Cl H	110,000	248
Lianhua Supermarket Holdings, Cl H	41,000	148
Longfor Properties*	321,000	361
Lumena Resources* (A)	2,578,000	794
Mindray Medical International ADR	36,927	1,345
New Oriental Education & Technology Group ADR*	10,167	869
PetroChina ADR	11,290	1,323
PetroChina, Cl H	3,480,208	4,070
Ping An Insurance Group of China, Cl H	193,000	1,663
Qingling Motors, Cl H	206,000	56
Renhe Commercial Holdings	8,820,000	2,045
Shandong Chenming Paper Holdings, Cl B	697,900	523
Shandong Molong Petroleum Machinery, Cl H	77,870	97
Shenzhou International Group Holdings	296,000	427

Description	Shares	Market Value ($ Thousands)

Sino-Ocean Land Holdings	845,000	$744
Sinotrans, Cl H	4,133,000	1,144
Sinotrans Shipping	1,174,500	561
Soho China	3,066,500	1,738
Sohu.com*	4,740	259
SPG Land Holdings	73,000	47
Tencent Holdings	203,300	4,079
Tingyi Cayman Islands Holding	576,000	1,362
Travelsky Technology, Cl H	131,000	109
Trina Solar ADR*	65,400	1,596
Weichai Power, Cl H	76,000	636
Weiqiao Textile, Cl H	1,721,400	1,366
Yangzijiang Shipbuilding Holdings	1,377,903	1,143
Yanzhou Coal Mining, Cl H	544,000	1,309
Zhejiang Expressway, Cl H	581,922	525
Zhongsheng Group Holdings*	289,500	429
Zhuzhou CSR Times Electric, Cl H	685,000	1,299
Zijin Mining Group, Cl H	360,350	284

		102,200

Colombia — 0.1%
BanColombia ADR	13,800	630

Czech Republic — 0.3%
CEZ	32,890	1,555
Komercni Banka	3,665	745
Philip Morris CR	381	201

		2,501

Egypt — 0.6%
Commercial International Bank	132,795	1,569
Egyptian Financial Group-Hermes Holding	283,856	1,637
National Societe Generale Bank	12,100	72
Orascom Construction Industries	9,541	457
Orascom Construction Industries GDR	13,669	651
Orascom Telecom Holding SAE	238,000	243
Talaat Moustafa Group*	289,000	403
Telecom Egypt	205,500	635

		5,667

Hong Kong — 6.0%
Beijing Enterprises Holdings	202,500	1,407
Belle International Holdings	2,026,000	2,724
Chaoda Modern Agriculture	2,574,680	2,742
Cheung Kong Holdings	24,000	309
China Mengniu Dairy	604,000	1,882
China Mobile	1,314,457	12,646
China Mobile ADR	39,500	1,901
China Overseas Land & Investment	442,000	998
China Pharmaceutical Group	1,210,000	748
China Power International Development (A)	4,175,200	995
China Properties Group	399,000	120
China Resources Power Holdings	417,800	894
China Unicom	607,624	684
CNOOC ADR	810	134
CNOOC	5,324,448	8,764
Cosco International Holdings	180,000	112

2	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

COSCO Pacific	1,109,015	$1,680
Dah Chong Hong Holdings	93,000	63
Denway Motors	2,754,000	1,465
Digital China Holdings	221,000	375
Geely Automobile Holdings (A)	1,643,118	870
Global Bio-Chemical Technology Group	3,341,500	839
GOME Electrical Appliances Holdings (B)	4,927,740	1,656
Great Eagle Holdings	161,668	454
Guangdong Investment	872,000	472
GZI Real Estate Investment Trust (C)	641,065	272
Hengan International Group	90,500	675
Hopewell Holdings	91,557	271
Hopson Development Holdings	216,000	349
Huabao International Holdings	1,839,500	2,210
Industrial and Commercial Bank of China Asia	250,000	626
Kingboard Laminates Holdings	539,000	470
Kowloon Development	81,000	103
Kunlun Energy	978,159	1,373
NWS Holdings (A)	719,558	1,436
Samson Holding	5,317,000	883
Shanghai Industrial Holdings	169,000	775
Sino Biopharmaceutical	1,408,000	553
Sinolink Worldwide Holdings	1,648,532	280
Skyworth Digital Holdings	661,264	771
Texwinca Holdings	122,000	135
TPV Technology	985,890	664

		56,780

Hungary — 0.3%
Egis Gyogyszergyar	3,528	380
Magyar Telekom	114,527	468
MOL Hungarian Oil and Gas (A)	19,786	2,025
Richter Gedeon	230	50

		2,923

India — 7.9%
Allahabad Bank	220,261	701
Andhra Bank	340,600	821
Bank	10,693	114
Bank of Baroda	122,054	1,737
Bank of India	528,726	4,007
Bank of Maharashtra	111,285	123
Bharat Heavy Electricals	25,480	1,357
Bharat Petroleum	106,992	1,235
Bharti Airtel	356,420	2,481
Cairn India*	468,738	3,191
Canara Bank	86,748	793
Dabur India	67,900	240
Dena Bank	42,104	73
Exide Industries	19,560	54
Federal Bank	45,650	271
GAIL India	308,038	2,817
Glenmark Pharmaceuticals	231,900	1,387
Grasim Industries	20,829	1,306
Gujarat Alkalies & Chemicals	19,110	54
Gujarat Narmada Valley Fertilizers	36,910	92
Gujarat State Fertilisers & Chemicals	21,870	108

Description	Shares	Market Value ($ Thousands)

HCL Technologies	56,317	$450
Hero Honda Motors	69,960	3,030
Hindalco Industries	230,070	929
Hindustan Petroleum	151,960	1,078
Hindustan Zinc	53,580	1,437
Housing Development Finance	30,723	1,859
India Cements	1,183,511	3,473
Indian Bank	474,721	1,855
Indian Overseas Bank	157,064	322
Industrial Development Bank of India	252,811	648
Infosys Technologies	40,141	2,339
Jet Airways India	34,130	365
Jindal Steel & Power	40,900	641
Mahanagar Telephone Nigam	507,220	827
Mahindra & Mahindra	60,000	724
Mangalore Refinery & Petrochemicals	439,380	746
Nagarjuna Construction	292,651	1,060
Oil & Natural Gas	105,951	2,593
Oriental Bank of Commerce	165,474	1,183
Patni Computer Systems	152,318	1,814
Power Finance	251,860	1,449
Punjab National Bank	40,792	920
Reliance Industries	110,090	2,634
Rolta India	193,750	772
Sesa GOA* (D)	160,084	1,678
Shipping Corporation of India	18,531	64
Shriram Transport Finance	33,180	389
State Bank of India	20,700	958
State Bank of India GDR	25,100	2,324
Steel Authority of India	623,550	3,508
Sterlite Industries India	71,574	1,355
Syndicate Bank	161,043	309
Tata Chemicals	78,203	572
Tata Consultancy Services	110,954	1,929
Tata Power	9,356	286
Tata Steel	73,340	1,033
Triveni Engineering & Industries	71,750	218
UCO Bank	151,210	190
Union Bank of India	96,887	631
Welspun-Gujarat Stahl	200,243	1,219
Zee Entertainment Enterprises	263,505	1,574

		74,347

Indonesia — 2.3%
Adaro Energy	2,517,000	542
Astra International	642,070	2,957
Bank Central Asia	2,851,500	1,724
Bank Mandiri	6,989,592	4,109
Bank Rakyat Indonesia	2,035,500	1,845
Indocement Tunggal Prakarsa	998,805	1,564
Indosat	1,121,500	678
International Nickel Indonesia	1,765,000	916
Kalbe Farma	2,865,500	589
Medco Energi Internasional	1,609,000	460
Perusahaan Gas Negara	3,562,000	1,664
Semen Gresik Persero	1,242,000	996
Tambang Batubara Bukit Asam	209,000	400
Telekomunikasi Indonesia	3,193,600	2,825
United Tractors	408,000	823

		22,092

3	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Israel — 1.4%
Bank Hapoalim*	45,550	$202
Bezeq Israeli Telecommunication	731,790	2,078
Delek Automotive Systems	2,517	31
Delek Group	1,038	238
Discount Investment	12,800	357
First International Bank of Israel*	15,828	297
Formula Systems 1985	4,000	63
Koor Industries	4,800	133
Makhteshim-Agan Industries	251,205	1,136
Mizrahi Tefahot Bank*	30,000	284
Partner Communications	12,779	287
Teva Pharmaceutical Industries	69,817	4,469
Teva Pharmaceutical Industries ADR	61,556	3,883
Union Bank of Israel*	19,538	102

		13,560

Kazakhstan — 0.3%
Halyk Savings Bank of Kazakhstan JSC GDR*	55,127	601
KazMunaiGas Exploration Production GDR	86,903	2,144

		2,745

Malaysia — 1.8%
Axiata Group*	280,200	331
BIMB Holdings	36,000	14
CIMB Group Holdings	583,200	2,514
Gamuda	1,246,200	1,108
Genting Malaysia	2,275,940	2,002
Hong Leong Bank	334,611	886
Hong Leong Financial Group	64,700	168
KLCC Property Holdings	97,600	100
Lafarge Malayan Cement	57,100	111
Malayan Banking	1,586,867	3,634
Malaysian Bulk Carriers	282,777	276
Proton Holdings*	137,000	198
Public Bank	670,285	2,394
Tenaga Nasional	1,039,635	2,556
Titan Chemicals	379,000	143
Top Glove	89,110	380

		16,815

Mexico — 5.0%
Alfa, Cl A	258,468	2,042
America Movil, Ser L	2,346,969	5,932
America Movil ADR, Ser L	147,757	7,438
Bolsa Mexicana de Valores*	573,228	912
Cemex ADR*	175,700	1,794
Coca-Cola Femsa	107,800	722
Consorcio ARA	869,100	587
Desarrolladora Homex ADR*	55,213	1,561
Embotelladoras Arca	578,250	1,999
Fomento Economico Mexicano ADR	45,255	2,151
Fomento Economico Mexicano	257,281	1,228
GEO*	167,200	509
Grupo Aeroportuario del Centro Norte Sab, Cl B	30,012	57
Grupo Bimbo, Ser A	97,763	876

Description	Shares	Market Value ($ Thousands)

Grupo Carso, Ser A1	398,770	$1,496
Grupo Casa Saba ADR	4,500	73
Grupo Continental (B)	552,151	1,671
Grupo Financiero Banorte, Cl O (A)	814,214	3,623
Grupo Mexico, Ser B	1,315,320	3,547
Grupo Modelo	16,100	95
Grupo Simec, Cl B*	174,690	506
Grupo Televisa	315,243	1,336
Grupo Televisa ADR	106,153	2,231
Industrias, Cl B*	172,901	694
Telefonos de Mexico ADR, Ser L	14,105	220
Urbi Desarrollos Urbanos* (A)	1,695,747	4,030
Wal-Mart de Mexico, Ser V	1,300	7

		47,337

Netherlands — 0.1%
Plaza Centers (A)	350,142	717

Pakistan — 0.1%
Oil & Gas Development	816,400	1,262

Panama — 0.2%
Copa Holdings, Cl A	33,600	2,043

Peru — 0.0%
Cia de Minas Buenaventura ADR	14,800	458

Philippines — 0.3%
Bank of the Philippine Islands	437,171	435
Globe Telecom	1,376	31
Philippine Long Distance Telephone ADR	13,052	695
Philippine Long Distance Telephone	13,480	722
SM Investments	44,110	361
Union Bank of Philippines	294,500	267

		2,511

Poland — 1.0%
Asseco Poland	65,393	1,302
Bank Pekao	4,830	281
Bank Zachodni WBK	1,749	126
Cyfrowy Polsat	102,826	562
Gant Development*	6,000	52
Grupa Lotos*	5,526	57
KGHM Polska Miedz	48,313	1,817
Polish Oil & Gas	384,000	493
Polska Grupa Energetyczna*	55,500	449
Polski Koncern Naftowy Orlen	144,446	1,964
Powszechna Kasa Oszczednosci Bank Polski	63,580	890
Synthos*	260,000	160
Telekomunikacja Polska	162,860	925

		9,078

Russia — 6.3%
Evraz Group GDR	44,124	1,753
Globaltrans Investment GDR*	143,323	1,870

4	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Integra Group Holdings GDR*	134,503	$405
LSR Group GDR*	37,939	353
Lukoil ADR	192,633	10,922
Magnit GDR	47,610	828
Magnitogorsk Iron & Steel Works GDR	117,319	1,422
Mechel ADR	28,031	797
MMC Norilsk Nickel ADR*	280,085	5,156
Mobile Telesystems ADR	71,738	3,981
NovaTek OAO GDR	6,150	448
Novolipetsk Steel GDR	25,876	897
OAO Gazprom ADR	677,533	15,807
Pharmstandard GDR*	33,038	823
Rosneft Oil GDR	578,580	4,588
Sberbank GDR	5,093	1,506
Severstal GDR	63,704	927
Sistema GDR	8,120	221
Surgutneftegaz ADR	126,665	1,255
Tatneft ADR	30,500	955
Uralkali GDR	67,655	1,420
VTB Bank GDR	364,348	2,018
X5 Retail Group GDR*	26,606	926

		59,278

Singapore — 0.1%
Wilmar International	127,000	609

South Africa — 7.0%
ABSA Group (A)	137,527	2,665
Adcock Ingram Holdings	13,409	105
African Bank Investments (A)	337,416	1,636
African Rainbow Minerals	11,716	306
Anglo Platinum (A)	8,300	836
AngloGold Ashanti ADR	31,619	1,200
ArcelorMittal South Africa	77,147	972
Aspen Pharmacare Holdings (A)	64,748	701
Assore	1,403	147
Aveng (A)	190,755	977
Barloworld (A)	434,466	2,916
Bidvest Group	88,149	1,635
DataTec	45,000	199
FirstRand	1,162,228	3,197
FOUNTAINHEAD PROPERTY TRUST	164,460	152
Gold Fields ADR	65,130	822
Gold Fields (A)	84,800	1,065
Grindrod (A)	534,452	1,114
Group Five	14,344	72
Harmony Gold Mining (A)	133,040	1,246
Hyprop Investments (A)	16,578	113
Iliad Africa	19,373	22
Impala Platinum Holdings	167,083	4,869
Imperial Holdings (A)	131,197	1,792
Investec	188,552	1,604
JD Group (A)	158,700	956
Kumba Iron Ore (A)	12,560	603
Metmar	42,489	24
Metropolitan Holdings	270,737	622
Mondi (A)	244,786	1,793
Mr Price Group (A)	162,312	880
MTN Group	487,740	7,438

Description	Shares	Market Value ($ Thousands)

Murray & Roberts Holdings	300,950	$1,774
Nampak (A)	569,462	1,388
Naspers, Cl N (A)	47,629	2,053
Nedbank Group (A)	104,418	1,991
Netcare	413,421	743
Northam Platinum (A)	45,000	294
Palabora Mining	6,000	100
Redefine Properties	184,587	197
Remgro (A)	55,130	736
Sanlam (A)	621,573	2,105
Sappi	528,447	2,331
Sasol	156,787	6,463
Sasol ADR	9,070	374
Standard Bank Group	126,921	1,981
Telkom	191,700	891
Vodacom Group Pty	6,920	52
Wilson Bayly Holmes-Ovcon	10,000	161
Woolworths Holdings	59,575	183

		66,496

South Korea — 12.8%
Cheil Jedang	9,266	965
Daegu Bank	60,100	805
Daewoo Shipbuilding & Marine Engineering	81,570	1,564
Daishin Securities	24,390	339
Dongbu Insurance*	19,543	558
GS Engineering & Construction	22,224	1,915
GS Home Shopping	1,520	94
Halla Climate Control	29,320	352
Hanwha Chemical	95,000	1,159
Hynix Semiconductor*	23,500	555
Hyosung	12,223	877
Hyundai Department Store	3,745	343
Hyundai Development	68,640	2,005
Hyundai Engineering & Construction	30,697	1,685
Hyundai Heavy Industries	873	183
Hyundai Motor	30,902	3,155
Jinro	8,640	271
Kangwon Land	168,250	2,528
KB Financial Group	42,284	2,040
KB Financial Group ADR	830	40
KISWIRE	2,270	82
Korea Development Financing*	1,580	44
Korea Electric Power	87,670	2,832
Korea Exchange Bank	69,230	826
Korea Plant Service & Engineering	9,050	410
Korea Zinc	5,769	1,030
Korean Air Lines	60,832	3,575
Korean Reinsurance*	94,146	832
KT ADR	53,040	1,101
KT	35,730	1,476
KT&G	30,931	1,711
LG	39,103	2,454
LG Chemical	12,689	2,697
LG Electronics	56,891	5,782
LG Philips LCD	187,370	6,616
Lotte Chilsung Beverage	265	203
Lotte Shopping	3,265	946
LS Industrial Systems	2,364	168
MegaStudy	5,200	857

5	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Namyang Dairy Products	196	$92
Nong Shim	5,064	1,016
OCI	6,459	1,125
POSCO ADR	4,850	567
POSCO	19,142	8,933
Pusan Bank	73,260	787
Samsung Electro-Mechanics	2,540	258
Samsung Electronics	42,370	30,632
Samsung Engineering	9,200	951
Samsung Fire & Marine Insurance*	15,818	2,537
SeAH Holdings	66	4
Shinhan Financial Group	211,230	8,298
Shinsegae	6,951	3,287
SK Holdings	6,910	614
SK Telecom ADR	95,860	1,655
SK Telecom	2,221	341
S-Oil	22,142	1,115
Tong Yang Life Insurance*	109,820	1,262
Woori Investment & Securities*	49,730	690
Youngone Holdings	3,508	95
Yuhan	10,590	1,615

		120,949

Sweden — 0.1%
Alliance Oil*	76,782	1,224

Taiwan — 10.2%
Acer	336,725	994
Advanced Semiconductor Engineering	2,808,404	2,564
Advanced Semiconductor Engineering ADR	118,757	538
Asia Cement	914,000	892
Asustek Computer	1,699,931	2,960
AU Optronics ADR	30,550	346
AU Optronics	2,523,418	2,868
Catcher Technology	552,000	1,356
Cathay Financial Holding	1,420,200	2,370
Chang Hwa Commercial Bank	1,781,000	808
Cheng Loong	259,000	103
China Metal Products	63,000	90
China Steel	877,819	908
Chinatrust Financial Holding	6,487,861	3,677
Chunghwa Telecom	1,224,241	2,394
Compal Electronics	2,418,388	3,164
CTCI	150,000	157
Delta Electronics	186,000	589
Far Eastern New Century	1,038,538	1,141
Far EasTone Telecommunications	355,000	425
First Financial Holding	3,045,192	1,673
Formosa Chemicals & Fibre	515,000	1,205
Gigabyte Technology	144,000	140
High Tech Computer	269,100	3,144
Hon Hai Precision Industry	2,546,134	11,024
Lite-On Technology	1,110,531	1,474
Macronix International	1,011,000	668
MediaTek	337,857	5,862
Mega Financial Holding	2,136,000	1,238
Nan Ya Printed Circuit Board	310,967	1,234
Novatek Microelectronics	463,860	1,446

Description	Shares	Market Value ($ Thousands)

Pou Chen	685,000	$560
Prime View International	646,000	1,170
Quanta Computer	2,406,592	4,668
Siliconware Precision Industries ADR	235,700	1,416
Siliconware Precision Industries	609,002	734
SinoPac Financial Holdings	4,085,230	1,454
Taiwan Cooperative Bank	811	—
Taiwan Fertilizer	927,000	2,963
Taiwan Semiconductor Manufacturing ADR	183,906	1,929
Taiwan Semiconductor Manufacturing	6,747,456	13,067
Tatung*	5,921,000	1,417
Transcend Information	53,660	194
Tung Ho Steel Enterprise	301,000	342
U-Ming Marine Transport	356,000	722
United Microelectronics	10,685,312	5,669
Universal Scientific Industrial	245,000	157
Walsin Lihwa	561,000	221
Wistron	719,000	1,306
Yuanta Financial Holding	2,002,000	1,201

		96,642

Thailand — 2.5%
Advanced Info Service	466,700	1,245
Airports of Thailand	72,000	85
Bangkok Bank	822,200	3,395
Banpu	34,111	644
Bumrungrad Hospital	768,450	731
Charoen Pokphand Foods	98,000	45
CP ALL	388,400	330
Electricity Generating	43,101	107
Glow Energy	816,421	972
Kasikornbank	811,100	2,530
Krung Thai Bank	3,986,540	1,504
PTT	409,000	3,314
Ratchaburi Electricity Generating Holding	88,800	100
Siam Cement	325,154	2,584
Siam Commercial Bank	1,289,800	3,620
Thai Airways International	157,500	138
Thai Oil	149,500	231
Thai Union Frozen Products	384,700	449
Thanachart Capital	807,137	619
Total Access Communication	734,200	867

		23,510

Turkey — 2.6%
Akbank	148,000	953
Anadolu Efes Biracilik Ve Malt Sanayii	122,166	1,284
Cimsa Cimento Sanayi VE Tica	226,910	1,275
Eczacibasi Ilac Sanayi	175,000	322
Ford Otomotiv Sanayi	187,386	1,354
Haci Omer Sabanci Holding	277,979	1,187
KOC Holding*	215,290	736
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	46,901	85
Tekfen Holding*	251,307	941
Tofas Turk Otomobil Fabrikasi	28,951	108
Tupras Turkiye Petrol Rafine	144,427	3,273

6	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

Turk Hava Yollari	270,977	$926
Turk Sise ve Cam Fabrikalari	1,632,501	2,048
Turkcell Iletisim Hizmet	430,264	2,615
Turkcell Iletisim Hizmet ADR	43,910	661
Turkiye Garanti Bankasi	422,768	1,972
Turkiye Halk Bankasi	115,929	838
Turkiye Is Bankasi*	205,660	643
Turkiye Is Bankasi, Cl C	445,941	1,447
Turkiye Sinai Kalkinma Bankasi*	972,500	1,444
Turkiye Vakiflar Bankasi Tao, Cl D	314,240	838

		24,950

United Arab Emirates — 0.1%
DP World	1,131,700	583
Dragon Oil*	30,600	225

		808

United Kingdom — 0.4%
African Barrick Gold*	69,420	615
Anglo American*	76,272	3,320
JKX Oil & Gas	58,170	249

		4,184

United States — 0.1%
Central European Distribution*	15,391	539

Total Common Stock (Cost $684,034) ($ Thousands)		857,195

PREFERRED STOCK — 7.3%

Brazil — 7.3%
Banco Bradesco	106,000	1,934
Banco Daycoval	25,700	146
Bombril*	16,200	84
Bradespar	39,279	960
Brasil Telecom*	100,582	644
Braskem*	256,170	1,866
Centrais Eletricas Brasileiras	58,000	1,040
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Cl Preference	24,489	816
Cia de Bebidas das Americas ADR	14,174	1,299
Cia de Tecidos do Norte de Minas — Coteminas	155,332	503
Cia Energetica de Minas Gerais	135,901	2,240
Cia Paranaense de Energia	89,053	1,801
Confab Industrial	91,328	240
Construtora Sultepa	600	2
Eletropaulo Metropolitana Eletricidade de Sao Paulo	113,814	2,485
Investimentos Itau	822,963	5,616
Itau Unibanco Holding	228,971	4,996
Klabin	96,115	294
Marcopolo	234,200	1,050
Metalurgica Gerdau, Cl A	55,999	1,131
NET Servicos de Comunicacao*	30,900	398
Petroleo Brasileiro	478,542	9,449
Petroleo Brasileiro Sponsored ADR, Cl A	266,655	10,557
Randon Participacoes	77,800	600

Description	Shares	Market Value ($ Thousands)

Telecomunicacoes de Sao Paulo	63,866	$1,382
Tim Participacoes	371,900	1,025
Ultrapar Participacoes	17,900	852
Universo Online	20,000	115
Usinas Siderurgicas de Minas Gerais	21,233	728
Vale, Cl A	322,431	8,916
Vale ADR ADR, Cl B	192,476	5,343
Vivo Participacoes	14,700	397

Total Preferred Stock (Cost $41,180) ($ Thousands)		68,909

EQUITY-LINKED WARRANTS — 0.2%

Russia — 0.2%
Sberbank, Expires 02/28/18*	112,700	330
Sberbank, Expires 11/05/12*	502,000	1,471

		1,801

United Arab Emirates — 0.0%
Dana Gas, Expires 12/06/10*	1,099,000	266

Total Equity-Linked Warrants (Cost $1,780) ($ Thousands)		2,067

EXCHANGE TRADED FUND — 0.0%

United States — 0.0%
iShares MSCI Emerging Markets Index Fund	4,045	171

Total Exchange Traded Fund (Cost $163) ($ Thousands)		171

DEBENTURE BOND — 0.0%

Brazil — 0.0%
Vale, Ser 1997
0.000%, 09/30/49*	8	—

Total Debenture Bond (Cost $0) ($ Thousands)		—

CASH EQUIVALENT — 1.1%

United States — 1.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070%†**	10,485,286	10,485

Total Cash Equivalent (Cost $10,485) ($ Thousands)		10,485

7	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund

March 31, 2010

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 3.5%

United States — 3.5%
SEI Liquidity Fund, L.P., 0.220%†**(F)	34,041,277	$33,072

Total Affiliated Partnership (Cost $34,041) ($ Thousands)		33,072

Total Investments — 102.8% (Cost $771,683) ($ Thousands)§		$971,899

Percentages are based on a Net Assets of $945,234 ($ Thousands).

*	Non-income producing security

**	Rate shown is the 7-day effective yield as of March 31, 2010.

†	Affiliated security

(A)	This security or a partial position of this security is on loan at March 31, 2010. The total market value of securities on loan at March 31, 2010 was $32,441 ($ Thousands) (See Note 9).

(B)	Securities considered illiquid. The total market value of such securities as of March 31, 2010 was $3,334 ($ Thousands) and represented 0.4% of Net Assets.

(C)	Real Estate Investments Trust

(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2010.

(F)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of March 31, 2010 was $33,072 ($ Thousands).

ADR — American Depositary Receipt

BDR — Brazilian Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

L.P. — Limited Partnership

Ser — Series

USD — U.S. Dollar

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

International Fixed Income Fund

March 31, 2010

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 81.2%

Australia — 1.7%
Commonwealth Bank of Australia
3.750%, 10/15/14 (A)		425	$431
Fairfax Med
5.250%, 06/15/12		250	340
Government of Australia, Ser 122
5.250%, 03/15/19		300	266
Government of Australia, Ser 123
5.750%, 04/15/12		2,000	1,863
Government of Australia, Ser 25CI
3.000%, 09/20/25		640	607
Macquarie Bank MTN
5.500%, 09/19/16 (B)	GBP	336	489
National Australia Bank MTN
4.500%, 06/23/16 (B)		275	380
3.500%, 01/23/15		290	401
New South Wales Treasury
5.250%, 05/01/13		980	891
QBE Insurance Group MTN
6.125%, 09/28/15		250	406
Queensland Treasury
6.000%, 09/14/17		1,630	1,496
Rio Tinto Finance
5.875%, 07/15/13		500	550
Westpac Banking MTN
4.250%, 09/22/16		350	491
4.250%, 01/25/12		300	423

			9,034

Austria — 0.3%
Government of Austria, Ser 97-6
6.250%, 07/15/27		225	391
Republic of Austria MTN, Ser E MTN
3.800%, 10/20/13		675	977
Telekom Finanzmanagement MTN
5.000%, 07/22/13		301	434

			1,802

Belgium — 1.7%
Delhaize Group
5.875%, 02/01/14		105	115
Dexia Funding
4.892%, 11/30/49		336	286
Fortis Bank
4.625%, 10/24/49 (B)		200	233
Inbev
8.625%, 01/30/17		200	346
Kingdom of Belgium, Ser 31
5.500%, 03/28/28		2,022	3,260
Kingdom of Belgium, Ser 44
5.000%, 03/28/35		325	495
Kingdom of Belgium, Ser 48
4.000%, 03/28/22		2,100	2,937
Kingdom of Belgium, Ser 55
4.000%, 03/28/19		400	569
Kingdom of Belgium, Ser 56
3.500%, 03/28/15		750	1,068

			9,309

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Brazil — 0.3%
Centrais Eletricas Brasileiras
6.875%, 07/30/19	150	$164
Federal Republic of Brazil
10.250%, 01/10/28	370	210
Petrobras International Finance
5.750%, 01/20/20	650	666
Vale Overseas
6.875%, 11/21/36	301	311

		1,351

Canada — 3.5%
Bank of Montreal MTN
4.250%, 01/23/13	250	356
Bell Canada MTN
5.000%, 02/15/17	270	276
Canadian Natural Resources
5.150%, 02/01/13	175	188
Canadian Pacific Railway
6.500%, 05/15/18	99	107
CDP Financial
4.400%, 11/25/19 (A)	850	833
Export Development Canada MTN
2.375%, 03/19/12	800	819
Government of Canada
5.750%, 06/01/33	1,300	1,591
5.000%, 06/01/37	2,200	2,495
5.000%, 06/01/14	2,500	2,686
4.000%, 06/01/16	2,438	2,521
3.750%, 06/01/12	3,685	3,775
3.750%, 06/01/19	630	629
Province of Ontario Canada MTN
4.750%, 06/02/13	830	869
Province of Quebec Canada
5.250%, 10/01/13	674	719
4.250%, 02/27/13	450	645
Royal Bank of Canada MTN
4.625%, 01/22/18	252	366
Teck Resources
9.750%, 05/15/14	95	113
YPG Holdings MTN
5.250%, 02/15/16	179	171

		19,159

Chile — 0.1%
Nacional del Cobre de Chile
6.150%, 10/24/36 (A)	640	656

Colombia — 0.1%
Ecopetrol
7.625%, 07/23/19 (A)	237	263

Croatia — 0.1%
Government of Croatia
6.750%, 11/05/19 (A)	420	462

1	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

International Fixed Income Fund

March 31, 2010

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Czech Republic — 0.1%
Government of Czech Republic, Ser 51
4.000%, 04/11/17	5,450	$296

Denmark — 0.6%
Danske Bank MTN
4.875%, 06/11/13	150	219
4.125%, 11/26/19	290	401
Kingdom of Denmark MTN
4.500%, 11/15/39	1,300	261
4.000%, 11/15/12	5,416	1,045
4.000%, 11/15/17	4,450	859
3.125%, 03/17/14	500	704

		3,489

Finland — 0.2%
Government of Finland
4.375%, 07/04/19	225	332
3.875%, 09/15/17	350	503

		835

France — 7.5%
AXA MTN
4.500%, 01/23/15	100	143
Banque PSA Finance MTN
6.375%, 11/16/10	525	729
BNP Paribas
5.019%, 04/29/49 (B)	150	179
4.875%, 10/29/49	375	444
BNP Paribas Home Loan Covered Bonds MTN
4.750%, 05/28/13	100	146
BNP Paribas Public Sector SCF MTN
3.625%, 06/16/14	100	142
BPCE MTN
6.117%, 10/29/49 (B)	100	110
Caisse d’Amortissement de la
Dette Sociale MTN
4.500%, 09/04/13	2,600	3,817
3.250%, 04/25/13	550	778
Caisse Refinancement de l’Habitat
4.250%, 10/25/14	332	482
Casino Guichard Perrachon MTN
4.379%, 02/08/17	200	274
Cie de Saint-Gobain MTN
6.000%, 05/20/13	50	74
CIE Financement Foncier
4.625%, 09/23/17	515	755
Compagnie de Financement Foncier
4.500%, 01/09/13	290	420
3.750%, 01/24/17	189	263
Compagnie De St Gobain MTN
0.942%, 04/11/10 (B)	350	466
Credit Agricole Covered Bonds MTN
3.500%, 07/21/14	200	282

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Credit Logement
4.604%, 03/29/49 (B) (C)		350	$399
1.250%, 12/15/49 (B) (C)		150	168
Dexia Credit Local
2.375%, 09/23/11 (A)		500	511
EDF MTN
6.875%, 12/12/22		300	519
Eutelsat
4.125%, 03/27/17		450	599
France Telecom
5.375%, 07/08/19		375	396
5.000%, 05/12/16		250	397
French Treasury Note BTAN
2.500%, 01/12/14		2,475	3,429
Government of France
4.750%, 04/25/35		2,465	3,728
4.500%, 04/25/41		950	1,392
4.250%, 04/25/19		620	905
3.750%, 04/25/21		2,300	3,177
3.750%, 10/25/19		1,450	2,029
3.500%, 04/25/15		535	763
3.500%, 04/25/20		4,000	5,448
HSBC France MTN
4.875%, 01/15/14		250	364
Lafarge
8.750%, 05/30/17		250	444
6.150%, 07/15/11		475	496
Natixis MTN
0.920%, 01/26/17 (B)		300	376
RCI Banque
8.125%, 05/15/12		250	373
4.375%, 01/27/15		170	234
Safran
4.000%, 11/26/14		250	343
Societe Financement del’Economie Francaise
3.375%, 05/05/14 (A)		905	939
3.125%, 06/30/14		575	806
2.125%, 01/30/12 (A)		955	970
Societe Generale MTN
0.829%, 06/07/17 (B)		200	261
Societe Generale Societe de Credit Fonciere MTN
4.000%, 07/07/16		650	927
Veolia Environnement
5.250%, 06/03/13		585	628
Vivendi MTN
7.750%, 01/23/14		250	392

			40,917

Germany — 13.1%
Bayer MTN
5.625%, 05/23/18	GBP	150	238
Bayerische Landesbank MTN
4.500%, 02/07/19n(B)		350	434
2.750%, 01/23/12		750	1,041
Bundesrepublik Deutschland, Ser 00
5.500%, 01/04/31		525	879
Bundesrepublik Deutschland, Ser 02
5.000%, 01/04/12		3,850	5,580

2	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

International Fixed Income Fund

March 31, 2010

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Bundesrepublik Deutschland, Ser 03
4.750%, 07/04/34	2,460	$3,788
4.250%, 01/04/14	2,150	3,176
Bundesrepublik Deutschland, Ser 04
3.750%, 01/04/15	9,250	13,442
Bundesrepublik Deutschland, Ser 06
3.750%, 01/04/17	3,250	4,703
Bundesrepublik Deutschland, Ser 07
4.250%, 07/04/39	1,300	1,892
Bundesrepublik Deutschland, Ser 08
4.750%, 07/04/40	5,955	9,372
4.250%, 07/04/18	700	1,039
3.750%, 01/04/19	550	787
Bundesrepublik Deutschland, Ser 09
3.500%, 07/04/19	2,090	2,930
3.250%, 01/04/20	6,725	9,216
Bundesschatzanweisungen
1.000%, 03/16/12	1,000	1,354
Commerzbank
5.625%, 11/29/17 (B)	150	206
2.750%, 01/13/12	325	451
Daimler MTN
3.000%, 07/19/13	133	182
Dexia Kommunalbank Deutschland MTN
3.500%, 06/05/14	390	551
Hella KGaA Hueck
7.250%, 10/20/14	100	140
HSH Nordbank MTN
2.750%, 01/20/12	1,075	1,493
Kreditanstalt fuer Wiederaufbau MTN
5.375%, 01/29/14	950	1,582
4.375%, 10/11/13	1,050	1,540
3.875%, 01/21/19	1,075	1,522
Landesbank Berlin MTN
5.875%, 11/25/19	600	851
Landwirtschaftliche Rentenbank
3.250%, 03/12/14	550	776
Merck Financial Services GmbH MTN
3.375%, 03/24/15	350	477
Munich
7.625%, 06/21/28	285	495
SAP
3.500%, 04/10/17	300	405
Volkswagen Leasing
4.875%, 10/18/12	250	358
WestLB MTN
3.500%, 09/03/12	150	209

		71,109

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Greece — 1.5%
Hellenic Republic Government Bond
6.500%, 10/22/19		375	$507
6.250%, 06/19/20		1,500	1,949
6.000%, 07/19/19		150	196
5.500%, 08/20/14		2,100	2,763
5.250%, 05/18/12		2,000	2,695
4.500%, 09/20/37		200	198

			8,308

Hungary — 0.0%
Government of Hungary, Ser 20/A
7.500%, 11/12/20		30,150	160

Ireland — 1.3%
Allied Irish Banks MTN
12.500%, 06/25/19		97	154
5.250%, 03/10/25(B)		220	234
Ardagh Glass Finance
7.125%, 06/15/17		125	165
Ardagh Glass Group
10.750%, 03/01/15		342	449
Bank of Ireland MTN
10.000%, 02/12/20		300	438
4.625%, 04/08/13		400	549
Government of Ireland
5.000%, 10/18/20		2,350	3,281
4.400%, 06/18/19		500	682
Smurfit Kappa Acquisitions
7.750%, 11/15/19 (A)		170	239
TransCapit (Transneft) Registered
7.700%, 08/07/13		539	597
UT2 Funding
5.321%, 06/30/16 (C)		390	405

			7,193

Italy — 3.9%
A2A
4.500%, 11/02/16		100	140
Assicurazioni Generali MTN
5.125%, 09/16/24		350	495
Enel Finance International
5.750%, 09/14/40		300	455
5.125%, 10/07/19 (A)		400	395
3.875%, 10/07/14 (A)		575	582
Intesa Sanpaolo MTN
6.375%, 11/12/17 (B)	GBP	300	479
6.375%, 04/06/10		2,150	2,910
3.750%, 11/23/16		400	550
Italy Buoni Poliennali Del Tesoro
5.750%, 02/01/33		1,570	2,438
4.250%, 09/01/19		1,400	1,975
4.250%, 04/15/13		1,925	2,782
4.250%, 02/01/19		2,075	2,948
3.500%, 06/01/14		1,100	1,554
Telecom Italia MTN
7.375%, 12/15/17		200	340
6.750%, 03/21/13		150	223

3	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

International Fixed Income Fund

March 31, 2010

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Telecom Italia Capital
6.175%, 06/18/14	300	$321
Unicredit Luxembourg Finance MTN
0.591%, 04/13/10 (B)	665	647
Unicredito Italiano MTN
4.500%, 09/22/19	400	558
Unione di Banche Italiane SCPA
4.000%, 12/16/19	800	1,087

		20,879

Japan — 13.4%
Fukoku Mutual Life Insurance
4.500%, 09/28/25 (B) EUR	500	505
Government of Japan 10 Year Bond, Ser 284
1.700%, 12/20/16	328,400	3,708
Government of Japan 10 Year Bond, Ser 286
1.800%, 06/20/17	49,150	557
Government of Japan 10 Year Bond, Ser 288
1.700%, 09/20/17	1,779,950	20,022
Government of Japan 10 Year Bond, Ser 296
1.500%, 09/20/18	316,000	3,474
Government of Japan 10 Year Bond, Ser 298
1.300%, 12/20/18	460,700	4,969
Government of Japan 10 Year Bond, Ser 301
1.500%, 06/20/19	235,300	2,565
Government of Japan 2 Year Bond, Ser 287
0.300%, 12/15/11	487,600	5,230
Government of Japan 20 Year Bond, Ser 109
1.900%, 03/20/29	256,000	2,642
Government of Japan 20 Year Bond, Ser 112
2.100%, 06/20/29	375,000	3,995
Government of Japan 20 Year Bond, Ser 48
2.500%, 12/21/20	289,450	3,399
Government of Japan 20 Year Bond, Ser 99
2.100%, 12/20/27	634,300	6,826
Government of Japan 30 Year Bond, Ser 29
2.400%, 09/20/38	103,250	1,129
Government of Japan 5 Year Bond, Ser 63
1.200%, 03/20/12	218,000	2,380
Government of Japan 5 Year Bond, Ser 79
0.700%, 12/20/13	772,800	8,366
Government of Japan CPI Linked Bond, Ser 16
1.400%, 06/10/18	261,555	2,729

		72,496

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Jersey — 0.1%
WPP MTN
6.625%, 05/12/16	225	$340

Lithuania — 0.1%
Republic of Lithuania
6.750%, 01/15/15 (A)	425	464

Malaysia — 0.1%
Malaysia Government Bond
5.734%, 07/30/19	900	309
Petronas Capital
5.250%, 08/12/19 (A)	410	414

		723

Mexico — 0.3%
Mexican Bonos, Ser M10
7.750%, 12/14/17	7,275	601
Mexican Bonos, Ser MI10
9.000%, 12/20/12	10,000	873

		1,474

Netherlands — 6.0%
ABN Amro Bank MTN
3.750%, 07/15/14	750	1,060
0.451%, 01/17/17 (B)	950	876
Aegon
4.750%, 06/01/13	250	263
Allianz Finance II MTN
6.125%, 05/31/22 (B)	1,000	1,437
5.000%, 03/06/13	350	512
ArcelorMittal
5.375%, 06/01/13 (A)	475	506
Bayer MTN
4.625%, 09/26/14	375	546
BMW Finance MTN
5.000%, 08/06/18	133	193
Boats Investments MTN
11.000%, 03/31/17	328	333
CRH Finance MTN
7.375%, 05/28/14	280	434
Deutsche Telekom International Finance BV MTN
6.500%, 04/08/22	380	624
E.ON International Finance
6.750%, 01/27/39	200	357
5.800%, 04/30/18 (A)	650	703
EDP Finance BV
5.375%, 11/02/12 (A)	750	797
Eureko
5.125%, 06/24/15 (B)	650	710
Government of Netherlands
4.500%, 07/15/17	1,500	2,246
4.000%, 07/15/18	4,325	6,254
4.000%, 01/15/37	200	274
4.000%, 07/15/16	1,700	2,481
3.750%, 07/15/14	475	689

4	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

International Fixed Income Fund

March 31, 2010

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

ING Bank MTN
4.750%, 05/27/19		800	$1,163
3.000%, 09/30/14		125	171
0.427%, 05/23/10 (B)		450	423
ING Groep MTN
4.750%, 05/31/17		500	703
ING Verzekeringen
6.250%, 06/21/21 (B)		1,310	1,693
KBC Internationale Financieringsmaatschappij MTN
4.500%, 09/17/14		350	488
Koninklijke KPN MTN
7.500%, 02/04/19		150	250
5.750%, 09/17/29		350	533
5.750%, 03/18/16		100	162
Linde Finance
7.375%, 07/14/66 (B)		300	438
6.750%, 12/08/15		225	360
Philips Electronics
5.750%, 03/11/18		395	421
Rabobank Nederland MTN
4.125%, 04/04/12		1,250	1,774
0.856%, 07/28/15 (B)		250	338
RWE Finance MTN
5.000%, 02/10/15		500	743
Siemens Financieringsmat MTN
6.125%, 09/14/66 (B)	GBP	275	423
5.125%, 02/20/17		250	375
SNS Bank MTN
2.875%, 01/30/12		600	831
Volkswagen
5.625%, 02/09/12		150	216

			32,800

New Zealand — 0.1%
ANZ National International
6.200%, 07/19/13		450	494

Norway — 0.6%
DnB Bank MTN
4.500%, 05/29/14		475	684
0.859%, 05/30/17 (B)		425	552
Eksportfinans MTN
4.375%, 09/20/10	EUR	625	857
MPU Offshore Lift
11.285%, 12/22/11 (C) (D)		1,445	5
Norway Government Bond
4.500%, 05/22/19		1,150	205
Sevan Drilling
7.410%, 12/07/12 (B)		2,000	310
‘Telenor MTN
4.125%, 03/26/20		150	202
Yara International
7.875%, 06/11/19		290	338

			3,153

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Peru — 0.1%
Republic of Peru
9.875%, 02/06/15		155	$196
8.375%, 05/03/16		65	79

			275

Poland — 0.6%
Republic of Poland
‘6.375%, 07/15/19		130	142
Republic of Poland, Ser 1017
5.250%, 10/25/17		1,500	525
Republic of Poland, Ser 1019
5.500%, 10/25/19		7,535	2,638

			3,305

Portugal — 0.2%
Banco Comercial Portugues MTN
3.750%, 10/08/16		500	667
Portugal Obrigacoes do Tesouro OT
4.800%, 06/15/20		100	142
4.450%, 06/15/18		305	427

			1,236

Russia — 0.4%
Gazprom
9.625%, 03/01/13		470	536
6.580%, 10/31/13	GBP	150	239
6.212%, 11/22/16(A)		230	238
RSHB Capital for Russian Agricultural Bank
7.750%, 05/29/18 (A)		715	803
Steel Capital (Severstal)
9.750%, 07/29/13 (A) (C)		540	596

			2,412

Singapore — 0.5%
DBS Bank
0.470%, 05/16/10 (A) (B)		525	500
Government of Singapore
4.000%, 09/01/18		2,400	1,900
3.500%, 03/01/27		650	471

			2,871

South Africa — 0.1%
Foodcorp Registered
8.875%, 06/15/12	EUR	150	206
Republic of South Africa, Ser R203
8.250%, 09/15/17		4,050	545

			751

Spain — 1.0%
Government of Spain
4.750%, 07/30/14		925	1,366
4.600%, 07/30/19		485	701
3.300%, 10/31/14		475	662
Mapfre
5.921%, 07/24/37 (B)		500	610
Santander Issuances, Ser 24
7.300%, 07/27/19 (B)		400	657

5	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

International Fixed Income Fund

March 31, 2010

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Telefonica Emisiones SAU MTN
5.289%, 12/09/22		200	$298
4.375%, 02/02/16		800	1,128

			5,422

Supra-National — 1.8%
European Investment Bank
3.500%, 04/15/16		1,975	2,793
2.375%, 07/10/20		1,140	1,100
1.400%, 06/20/17	JPY	340,800	3,739
Inter-American Development Bank
9.750%, 05/15/15		750	1,485
WT Finance
3.625%, 06/27/12	EUR	450	615

			9,732

Sweden — 2.0%
Kingdom of Sweden, Ser 1041
6.750%, 05/05/14		9,325	1,526
Kingdom of Sweden, Ser 1049
4.500%, 08/12/15		26,950	4,118
Kingdom of Sweden, Ser 1052
4.250%, 03/12/19		2,000	303
Nordea Bank MTN
4.500%, 05/12/14		800	1,152
Skandinaviska Enskilda Banken MTN
6.625%, 07/09/14		242	402
Stadshypotek MTN
3.750%, 12/12/13		400	568
Svenska Handelsbanken MTN
3.750%, 02/24/17		150	203
0.880%, 10/19/17 (B)	EUR	800	1,054
Swedbank MTN
7.375%, 06/26/18 (B)		150	218
3.125%, 03/04/13		128	175
3.125%, 02/02/12		550	768
Volvo Treasury
5.950%, 04/01/15		145	148

			10,635

Switzerland — 1.4%
Credit Suisse MTN
6.125%, 05/16/14		350	531
6.125%, 08/05/13		200	301
4.750%, 08/05/19		400	565
Glencore Finance Europe MTN
7.125%, 04/23/15		300	451
5.250%, 03/22/17		300	405
Novartis Finance MTN
4.250%, 06/15/16		525	756
UBS
7.152%, 12/29/49 (B)		150	200
6.625%, 04/11/18	GBP	150	249
6.250%, 09/03/13	EUR	200	299
5.875%, 12/20/17		575	596
5.625%, 05/19/14		200	294
3.000%, 10/06/14		1,125	1,548
0.811%, 11/17/15 (B)	EUR	784	1,029
Weatherford International
9.625%, 03/01/19		275	348

			7,572

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

United Arab Emirates — 0.1%
National Bank of Abu Dhabi MTN
5.875%, 02/27/12	GBP	365	$574

United Kingdom — 8.9%
3i Group MTN
5.625%, 03/17/17		150	204
3I Group MTN
0.854%, 06/08/12 (B)		350	432
Abbey National Treasury Services MTN
4.250%, 04/12/21		850	1,146
Anglian Water Services Financing, Ser A5 MTN
6.293%, 07/30/30		500	829
Anglo American Capital
9.375%, 04/08/14 (A)		275	330
Bank of Scotland MTN
4.750%, 06/08/22		1,000	1,357
Barclays Bank
14.000%, 06/15/19 (B)		100	197
6.750%, 05/22/19		350	387
6.750%, 01/16/23 (B)		350	549
5.000%, 09/22/16		705	725
4.500%, 03/04/19 (B)		125	172
BAT International Finance MTN
5.875%, 03/12/15		200	304
5.375%, 06/29/17		675	1,006
4.875%, 02/24/21		100	141
BG Energy Capital MTN
3.375%, 07/15/13		200	280
Bishopsgate Asset Finance
4.808%, 08/14/44		200	218
British Telecommunications MTN
6.500%, 07/07/15		200	297
5.750%, 12/07/28		111	150
Chester Asset Receivables, Ser A
6.125%, 10/15/10	EUR	2,160	2,947
Daily Mail & General Trust
5.750%, 12/07/18		350	473
Enterprise Inns
6.500%, 12/06/18		140	184
ENW Finance MTN
6.125%, 07/21/21		350	559
First Hydro Finance
9.000%, 07/31/21		220	388
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/19 (A)		25	26
HSBC Holdings MTN
9.875%, 04/08/18 (B)		80	140
6.500%, 05/20/24		250	416
0.492%, 10/06/16 (B)		625	609
Imperial Tobacco Finance MTN
8.375%, 02/17/16		1,150	1,913
7.250%, 09/15/14		150	236
Ineo’s Group Holdings
7.875%, 02/15/16	EUR	111	118
Inmarsat Finance
7.375%, 12/01/17 (A)		115	120

6	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

International Fixed Income Fund

March 31, 2010

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Intercontinental Hotels Group MTN
6.000%, 12/09/16	150	$231
Legal & General Group MTN
4.000%, 06/08/25 (B)	200	242
Lloyds TSB Bank MTN
6.500%, 03/24/20	300	405
6.375%, 04/15/14	725	1,172
6.250%, 04/15/14	150	220
5.375%, 09/03/19	175	239
Marks & Spencer MTN
6.125%, 12/02/19	100	157
5.625%, 03/24/14	268	427
Mondi Finance
5.750%, 04/03/17	92	126
National Express Group
6.250%, 01/13/17	150	238
National Westminster Bank
6.500%, 09/07/21	220	312
Nationwide Building Society MTN
3.375%, 08/17/15 (B)	580	762
Network Rail Infrastructure Finance MTN
4.875%, 11/27/15	950	1,560
Northern Rock
5.625%, 06/22/17 (A)	1,750	1,733
Northumbrian Water Finance
6.000%, 10/11/17	500	827
Old Mutual MTN
7.125%, 10/19/16	250	411
4.500%, 01/18/17 (B) (C)	300	375
OTE MTN
5.375%, 02/14/11	375	521
Prudential MTN
6.125%, 12/19/31	120	174
Rexam MTN
4.375%, 03/15/13	570	795
Rolls-Royce
6.750%, 04/30/19	100	170
Royal Bank of Scotland MTN
6.934%, 04/09/18	300	418
5.750%, 05/21/14	250	358
Scottish & Southern Energy MTN
6.250%, 08/27/38	150	251
5.750%, 02/05/14	245	399
Society of Lloyds
6.875%, 11/17/25 (B)	250	389
Southern Gas Networks, Ser A1 MTN
0.915%, 10/21/10 (B) (C)	300	404
SOV Housing Capital
5.705%, 09/10/39	250	384
Standard Chartered Bank MTN
6.400%, 09/26/17	250	261
5.875%, 09/26/17	600	879
Tesco
6.125%, 02/24/22	100	162
6.052%, 10/13/39	350	559
Thames Water Utilities Cayman Finance MTN
6.125%, 02/04/13	200	295

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

United Kingdom Treasury
5.000%, 03/07/25		250	$406
4.750%, 03/07/20		500	805
4.750%, 12/07/38		815	1,285
4.750%, 09/07/15		910	1,512
4.750%, 12/07/30		800	1,257
4.500%, 12/07/42		335	510
4.500%, 03/07/19		1,395	2,222
4.250%, 12/07/49		85	124
4.250%, 03/07/36		375	545
4.250%, 06/07/32		950	1,397
4.250%, 09/07/39		325	471
4.000%, 09/07/16		1,100	1,748
2.750%, 01/22/15		850	1,292
2.250%, 03/07/14		370	560
Vodafone Group MTN
5.900%, 11/26/32		276	434
W&DB Issuer, Ser B1
5.641%, 07/15/35 (B)		60	72
Wales & West Utilities Finance MTN
6.750%, 12/17/36 (B)		200	306
Western Power Distribution South West
5.750%, 03/23/40		200	306
Yorkshire Power Finance
7.250%, 08/04/28		208	359
Yorkshire Water Services Bradford Finance
6.375%, 08/19/39		100	170

			48,490

United States — 7.4%
AES
7.750%, 10/15/15		55	56
Alcoa
5.375%, 01/15/13		314	329
Altria Group
9.250%, 08/06/19		325	395
American Express Credit MTN
5.375%, 10/01/14		250	395
American Honda Finance
6.250%, 07/16/13		250	376
American International Group, Ser A3
4.875%, 03/15/67 (B)	EUR	400	344
Anheuser-Busch InBev
5.375%, 01/15/20		600	619
AT&T
5.875%, 04/28/17		200	327
5.600%, 05/15/18		415	443
BA Covered Bond Issuer MTN
4.125%, 04/05/12	EUR	3,100	4,324
Bank of America MTN
6.500%, 08/01/16		225	243
5.650%, 05/01/18		350	354
4.750%, 05/06/19 (B)		250	328
BNP Paribas Capital Trust III
6.625%, 12/29/49 (B)		1,000	1,359
Cablevision Systems, Ser B
8.000%, 04/15/12		235	251

7	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

International Fixed Income Fund

March 31, 2010

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Cargill
6.250%, 07/24/15		600	$923
Case New Holland
7.125%, 03/01/14		80	81
CBS
7.700%, 07/30/10		440	448
Cellco Partnership
3.750%, 05/20/11		650	670
Citigroup
5.500%, 04/11/13		500	525
4.250%, 02/25/30 (B)		850	897
Comcast Cable Communications Holdings
9.455%, 11/15/22		340	454
Commerzbank Capital Funding Trust
5.012%, 03/29/49	EUR	200	163
Computer Sciences
5.500%, 03/15/13		605	650
ConocoPhillips
5.750%, 02/01/19		400	436
Countrywide Financial MTN
5.800%, 06/07/12		507	539
Countrywide Home Loan, Ser L MTN
4.000%, 03/22/11		9	9
Dell
5.625%, 04/15/14		245	270
Dow Chemical
8.550%, 05/15/19		288	348
Duke Energy
6.300%, 02/01/14		375	418
Dynegy Holdings
8.375%, 05/01/16		230	191
Electronic Data Systems, Ser B
6.500%, 08/01/13		474	530
Fisher Scientific International
6.125%, 07/01/15		71	74
General Electric Capital MTN
5.900%, 05/13/14		300	330
5.625%, 05/01/18		300	314
5.500%, 01/08/20		305	311
3.750%, 11/14/14		375	380
Genworth Financial
1.600%, 06/20/11	JPY	53,000	548
Goldman Sachs Group
6.375%, 05/02/18		400	601
4.750%, 10/12/21		200	250
4.750%, 01/28/14		396	559
4.250%, 08/04/10		200	272
0.965%, 02/04/13 (B)	EUR	450	588
Goodyear
9.000%, 07/01/15		155	160
Hartford Life Institutional Funding MTN
5.375%, 01/17/12		200	307
Hertz
8.875%, 01/01/14		221	227
HSBC Finance MTN
7.000%, 03/27/12		285	464
Ingersoll-Rand Global Holding
9.500%, 04/15/14		213	258

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

International Paper
7.950%, 06/15/18		260	$304
JPMorgan Chase Bank
4.625%, 05/31/17 (B)	EUR	250	349
Key Bank MTN
0.833%, 02/09/12 (B)		570	719
0.785%, 11/21/11 (B)		50	64
Kraft Foods
6.125%, 08/23/18		500	545
Merrill Lynch MTN
6.750%, 05/21/13		150	221
4.625%, 10/02/13	EUR	261	365
1.200%, 09/14/18 (B)		375	431
Metropolitan Life Global Funding I MTN
4.625%, 05/16/17		200	275
Morgan Stanley MTN
6.000%, 04/28/15		630	675
5.625%, 09/23/19		575	573
3.750%, 03/01/13		1,000	1,376
Nabors Industries
9.250%, 01/15/19		275	342
News America
6.900%, 03/01/19		300	341
Nissan Motor
3.250%, 01/30/13 (A)		430	434
Oracle
5.750%, 04/15/18		435	477
Owens Corning
6.500%, 12/01/16		420	445
Pemex Project Funding Master Trust
5.500%, 02/24/25		300	400
PNC Funding
5.125%, 02/08/20		300	302
Pregis
5.684%, 04/15/13		50	62
Qwest
7.625%, 06/15/15		260	284
Qwest Communications International
7.500%, 02/15/14		335	341
Reynolds American
7.625%, 06/01/16		377	424
7.300%, 07/15/15		195	215
Ryder System
5.850%, 11/01/16		116	122
Schering-Plough
5.375%, 10/01/14	EUR	1,025	1,537
SES
4.625%, 03/09/20		300	408
SLM MTN
0.850%, 06/15/10 (B)	EUR	300	398
Tesoro
6.500%, 06/01/17		280	258
Toyota Motor Credit Corp
5.250%, 02/03/12		250	358
Tyco International Group
6.000%, 11/15/13		331	366
United Health Group
6.000%, 02/15/18		135	144

8	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

International Fixed Income Fund

March 31, 2010

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

US Bank MTN
4.375%, 02/28/11 (B)		900	$1,223
Verizon Communications
5.250%, 04/15/13		315	344
Wal-Mart Stores
4.875%, 01/19/39	GBP	238	341
Wellpoint
5.875%, 06/15/17		40	43
Western Union
5.930%, 10/01/16		475	525
Windstream
8.625%, 08/01/16		220	225
WM Covered Bond Program MTN
4.375%, 05/19/14		100	141
3.875%, 09/27/11		250	346
Wyndham Worldwide
6.000%, 12/01/16		242	239

			40,320

Total Global Bonds (Cost $442,098) ($ Thousands)			440,761

MORTGAGE-BACKED SECURITIES — 3.3%

Non-Agency Mortgage-Backed Obligation — 3.3%
Arkle Master Issuer, Ser 2006-1X, Cl 5M1
0.931%, 02/17/52 (C)		150	188
Arran Residential Mortgages Funding, Ser 2006-1X, Cl BC
0.883%, 04/12/56 (B) (C)		432	503
Banc of America Commercial Mortgage, Ser 2007-5, Cl A4
5.492%, 02/10/51		1,200	1,139
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
5.431%, 09/25/34 (B)		358	345
Canary Wharf Finance, Ser II, Cl C2
1.164%, 10/22/37 (B) (C)		200	152
Citigroup Commercial Mortgage
Trust, Ser 2007-C6, Cl A4
5.700%, 06/10/17 (B)		1,140	1,135
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.095%, 04/01/10 (B)		405	408
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A4
5.110%, 05/25/35 (B)		1,708	1,464
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A3
6.640%, 09/17/10		203	204
Credit Suisse First Boston Mortgage Securities, Ser 2003- CKS4, Cl A1
4.485%, 11/15/36		744	755
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39		1,215	1,147
Eddystone Finance, Ser 2006-1, Cl A
0.824%, 04/19/10		150	189

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Eddystone Finance, Ser 2006-1, Cl B
0.994%, 04/19/21 (B) (C)	100	$114
Gracechurch Mortgage Financing, Ser 2006-1, Cl C3
0.930%, 11/20/56 (B) (C)	250	319
Gracechurch Mortgage Financing, Ser 2007-1X, Cl 3A2
0.760%, 11/20/56 (B)	2,000	2,657
Granite Master Issuer, Ser 2006-2, Cl A5
0.519%, 12/20/54 (B) (C)	646	804
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 4A1
5.134%, 01/25/35 (B)	501	450
Holmes Master Issuer, Ser 2007- 1, Cl 3C2
1.104%, 07/15/40 (B) (C)	150	194
Immeo Residential Finance, Ser 2, Cl A
0.874%, 12/15/16 (B)	453	528
JP Morgan Chase Commercial Mortgage Securities, Ser 2007- CB18, Cl A4
5.440%, 04/01/10	880	860
JP Morgan Mortgage Trust, Ser 2004-A5, Cl 3A1
5.309%, 12/25/34 (B)	464	438
Leek Finance, Ser 15X, Cl BA
0.943%, 03/21/37 (B) (C)	100	149
London and Regional Debt Securitisation, Ser 1, Cl A
0.820%, 10/15/14 (B) (C)	150	188
Permanent Financing, Ser 7, Cl 3B
0.772%, 06/10/42 (B) (C)	850	1,144
Silverstone, Ser 2009-1, Cl A2
2.067%, 04/21/10	300	460
Skyline, Ser 2007-1, Cl D
1.484%, 07/22/43 (B) (C)	200	139
Storm, Ser 2006-1, Cl A2
0.784%, 04/22/48 (B)	1,239	1,632
Talisman Finance, Ser 7, Cl H
2.934%, 04/22/17 (B)	485	99

Total Mortgage-Backed Securities (Cost $19,672) ($ Thousands)		17,804

CORPORATE OBLIGATIONS — 2.8%

United States — 2.8%
AES
7.750%, 03/01/14	110	112

9	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

International Fixed Income Fund

March 31, 2010

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Antero Resources Finance
9.375%, 12/01/17 (A)	46	$47
AutoNation
7.360%, 04/15/10 (A) (B)	44	44
Bear Stearns MTN
6.950%, 08/10/12	163	181
CMS Energy
8.750%, 06/15/19	164	185
DirecTV Holdings
5.875%, 10/01/19 (A)	550	572
Dominion Resources
6.400%, 06/15/18	400	446
Duke Realty
6.750%, 03/15/20 (E)	140	142
Embarq
7.082%, 06/01/16	448	488
Equities
8.125%, 06/01/19	45	53
Freeport-McMoRan Copper & Gold
8.250%, 04/01/15	300	327
Hartford Financial Services Group
5.500%, 03/30/20	195	192
Hess
8.125%, 02/15/19	141	172
Humana
7.200%, 06/15/18	280	303
6.450%, 06/01/16	40	42
6.300%, 08/01/18	50	51
ILFC E-Capital Trust I
5.900%, 06/21/10 (A) (B)	150	115
International Lease Finance
8.750%, 03/15/17 (A)	175	179
8.625%, 09/15/15 (A)	175	179
Liberty Mutual Group
7.800%, 03/15/37 (A)	315	279
Limited Brands
5.250%, 11/01/14	315	315
Lincoln National
8.750%, 07/01/19	128	157
Masco
6.125%, 10/03/16	500	499
McGraw-Hill
5.900%, 11/15/17	325	343
McKesson
5.250%, 03/01/13	440	470
Mirant Americas Generation
8.500%, 10/01/21	399	375
Mohawk Industries
6.625%, 01/15/16	375	387
Motorola
7.500%, 05/15/25	85	88
6.500%, 09/01/25	531	516
Nisource Finance
6.800%, 01/15/19	235	255
NRG Energy
7.375%, 02/01/16	225	223
Principal Financial Group
7.875%, 05/15/14	290	328
Progress Energy
6.050%, 03/15/14	160	176

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

RRI Energy
7.875%, 06/15/17	225	$202
7.625%, 06/15/14	175	164
SLM MTN
8.000%, 03/25/20	825	803
5.050%, 11/14/14	800	740
Time Warner Cable
9.125%, 01/15/13	500	584
7.500%, 04/01/14	385	444
Union Bank MTN
5.950%, 05/11/16	392	411
Union Carbide
7.750%, 10/01/96	300	257
Union Electric
6.700%, 02/01/19	45	50
United States Steel
6.050%, 06/01/17	300	289
Valero Energy
9.375%, 03/15/19	345	411
Viacom
5.625%, 09/15/19	325	338
Wachovia MTN
5.500%, 05/01/13	415	449
5.350%, 03/15/11	150	155
Wachovia Capital Trust III
5.800%, 03/15/11 (B)	385	326
Wellpoint
7.000%, 02/15/19	90	102
Whirlpool MTN
8.600%, 05/01/14	298	346
Williams
7.875%, 09/01/21	82	97
Williams Partners
5.250%, 03/15/20 (A)	298	299
Xerox
7.625%, 06/15/13	210	215

Total Corporate Obligations (Cost $14,520) ($ Thousands)		14,923

ASSET-BACKED SECURITIES — 1.9%

Automotive — 0.7%
Auto Compartiment, Ser 2006-1, Cl B
0.922%, 07/25/17(B)	500	638
Auto Compartiment, Ser 2007-1, Cl A
0.771%, 02/25/19 (B)	1,000	1,340
FTA Santander Auto, Ser 1, Cl A
0.720%, 11/25/21 (B)	279	377
Hyundai Auto Receivables Trust, Ser 2009-A, Cl A2
1.110%, 02/15/12	1,020	1,022
Santander Consumer Finance, Ser 2007-1, Cl A
0.815%, 09/20/22 (C)	257	341

		3,718

10	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

International Fixed Income Fund

March 31, 2010

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Credit Card — 0.5%
Citibank Credit Card Issuance Trust, Ser A4, Cl A4
5.375%, 04/11/11	EUR	1,900	$2,626

Mortgage Related Securities — 0.2%
Countrywide Asset-Backed Certificates, Ser 2007-2, Cl 2A1
0.296%, 08/25/37 (B)		891	859
Soundview Home Equity Loan Trust, Ser 2007-NS1, Cl A1
0.366%, 04/25/10 (B)		632	607

			1,466

Other Asset-Backed Securities — 0.5%
Amstel Corporate Loan Offering, Ser 2007-1, Cl A2
0.817%, 03/25/17 (B) (C)		917	1,080
COMIT, Ser 1, Cl C
0.935%, 06/29/13 (B) (C)		79	53
Lambda Finance, Ser 2005-1X, Cl A2
0.902%, 11/15/29 (B) (C)		518	688
SLM Student Loan Trust, Ser 2008-5, Cl A4
1.349%, 10/25/16		800	813
Whinstone Capital Management, Ser 1X, Cl B1
1.516%, 10/25/45 (B)		140	55

			2,689

Total Asset-Backed Securities (Cost $10,519) ($ Thousands)			10,499

U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Bonds
4.250%, 05/15/39		1,060	982
3.500%, 02/15/39		75	61
U.S. Treasury Notes
4.500%, 11/15/15		1,100	1,202
2.625%, 07/31/14		700	709
2.000%, 11/30/13		4,300	4,309

Total U.S. Treasury Obligations (Cost $7,311) ($ Thousands)			7,263

Total Investments — 90.5% (Cost $494,120) ($ Thousands)§			$491,250

A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2010, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
4/6/10-6/16/10	EUR	304,051	USD	411,036	$(338)
4/7/10	USD	789	MXP	9,904	14
4/7/10-6/16/10	CAD	44,449	USD	43,363	(458)
4/7/10-6/16/10	GBP	50,205	USD	75,605	(527)
4/7/10-6/16/10	JPY	12,714,872	USD	140,483	4,348
4/7/10-6/16/10	MXP	27,219	USD	2,136	(65)
4/7/10-6/16/10	NOK	5,907	USD	989	(4)
4/7/10-6/16/10	SEK	46,592	USD	6,378	(97)
4/7/10-6/16/10	USD	26,832	CAD	27,566	345
4/7/10-6/16/10	USD	114,621	EUR	85,817	1,495
4/7/10-6/16/10	USD	21,759	GBP	14,582	359
4/7/10-6/16/10	USD	31,374	JPY	2,876,986	(580)
4/7/10-6/16/10	USD	20,701	NOK	123,239	20
4/7/10-6/16/10	USD	27,792	SEK	200,715	109
4/8/10	EUR	1,780	CHF	2,586	49
4/8/10-6/17/10	CHF	26,900	USD	25,050	(527)
4/15/10-6/16/10	USD	2,340	AUD	2,657	87
4/29/10-6/16/10	USD	2,089	KRW	2,366,115	4
4/30/10	TWD	2,660	USD	84	–
4/30/10	USD	250	TWD	7,930	1
5/10/10-6/16/10	PLN	8,969	USD	3,073	(60)
6/1/10	EUR	3,255	NOK	26,407	34
6/1/10	NOK	25,800	EUR	3,208	4
6/1/10	NOK	65,110	GBP	7,285	102
6/4/10-6/16/10	DKK	11,650	USD	2,123	6
6/16/10	AUD	3,557	USD	3,189	(47)
6/16/10	CZK	17,299	USD	918	(3)
6/16/10	HUF	117,984	USD	595	(1)
6/16/10	KRW	377,419	USD	332	(2)
6/16/10	MYR	1,001	USD	302	(4)
6/16/10	NZD	4,450	USD	3,116	(23)
6/16/10	SGD	3,411	USD	2,435	(5)
6/16/10	USD	986	CHF	1,044	7
6/16/10	USD	297	CZK	5,565	(1)
6/16/10	USD	871	HUF	172,259	(1)
6/16/10	USD	1,809	NZD	2,584	14
6/16/10	USD	421	SGD	590	1
6/16/10	ZAR	4,016	USD	527	(14)

					$4,242

11	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

International Fixed Income Fund

March 31, 2010

A summary of the open futures contracts held by the Fund at March 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Australian 10-Year Bond	(24)	Jun-2010	$31
Australian 3-Year Bond	(24)	Jun-2010	7
Canadian 10-Year Bond	16	Jun-2010	(9)
Euro-Bobl	51	Jun-2010	11
Euro-Bund	(26)	Jun-2010	(8)
Euro-Buxl 30 Year Bond	(6)	Jun-2010	(10)
Euro-Schatz	41	Jun-2010	7
Japanese 10-Year Bond	6	Jun-2000	(70)
Long Gilt 10-Year Bond	10	Jun-2010	(3)
U.S. 10-Year Treasury Note	(55)	Jun-2010	6
U.S. 2-Year Treasury Note	(56)	Jul-2010	17
U.S. 5-Year Treasury Note	(162)	Jun-2010	17
U.S. Long Treasury Bond	(18)	Jun-2010	(22)
U.S. Long Treasury Bond	7	Jun-2010	5

			$(21)

For the year ended December 31, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of outstanding swap agreements held by the Fund at December 31, 2009, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)		Net Unrealized Appreciation (Depreciation) ($Thousands)
Deutsche Bank	United Utilities 6.875% 08/15/28	BUY	0.77	03/20/15		1,400	$17
Deutsche Bank	Wolters Kluwer NV, 5.125% 01/27/14	BUY	(0.90)	03/20/14	EUR	1,400	(34)
Morgan Stanley	Prudential Financial 4.500% 07/15/13	SELL	5.00	09/20/14		(350)	54
Morgan Stanley	Spanish Government, 5.500% 07/30/17	BUY	(1.00)	09/20/14	EUR	4,100	66
UBS Warburg	iTraxx Europe Crossover Series 13	SELL	4.65	06/20/15	EUR	(5,000)	113

							$216

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)		Net Unrealized Appreciation (Depreciation) ($Thousands)
Barclays Bank PLC	3.83%	3-Month LIBOR	03/31/20		2,650,000	$(3)
Citigroup	3.79%	6-Month GBP LIBOR	05/19/19	GBP	2,500,000	(67)
Deutsche Bank	3.45%	6-Month EUR LIBOR	10/16/19	EUR	3,400,000	(142)
Deutsche Bank	6-Month EURIBOR	4.17%	03/28/13	EUR	7,000,000	666
Deutsche Bank	4.31%	6-Month EURIBOR	04/07/10	EUR	6,500,000	(334)
Citibank	3-Month LIBOR	4.43%	03/22/40		2,400,000	(28)
JPMorgan Chase Bank	6-Month JPY LIBOR	2.22%	03/26/27	JPY	750,000,000	182
JPMorgan Chase Bank	6-Month EURIBOR	4.38%	01/07/13	EUR	5,400,000	579
JPMorgan Chase Bank	4.20%	6-Month EURIBOR	03/30/12	EUR	3,000,000	(223)
JPMorgan Chase Bank	6-Month JPY LIBOR	1.29%	03/26/12	JPY	1,300,000,000	228

						$858

12	SEI Institutional International Trust / Semi-Annual Report /March 31, 2010

Schedule of Investments (Unaudited)

International Fixed Income Fund

March 31, 2010

Percentages are based on a Net Assets of $542,862 ($ Thousands).

(1)	In local currency unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2010.

(C)	Securities considered illiquid. The total market value of such securities as of March 31, 2010 was $8,409 ($ Thousands) and represented 1.5% of Net Assets.

(D)	Security in default on interest payments.

(E)	Real Estate Investments Trust

Cl — Class

EURIBOR — Euro London Interbank Offered

Rate EUR — Euro

GBP — British Pound Sterling

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

Ser — Series

USD — U.S. Dollar

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

13	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

March 31, 2010

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 90.8%

Argentina — 5.4%
Province of Buenos Aires
9.625%, 04/18/28 (A)		695	$497
9.625%, 04/18/28 (A)(B)		1,605	1,148
9.375%, 09/14/18 (A)		470	336
3.000%, 05/15/35 (A)		1,200	438
Province of Medoza
5.500%, 09/04/18 (A)		354	265
Provincia de Neuquen
8.656%, 10/18/14 (A)(B)		176	179
Republic of Argentina
12.000%, 09/19/16		1,000	284
11.750%, 05/20/11 (C)		2,554	760
10.566%, 12/15/35 (D)(E)		3,655	254
10.000%, 01/03/07 (C)	ITL	3,000,000	917
9.250%, 07/20/04 (C)		1,375	791
9.000%, 05/26/49 (C)		2,650	1,535
9.000%, 05/24/49 (C)		1,400	846
9.000%, 07/01/11		1,125	654
8.750%, 02/04/49 (C)		1,375	817
8.500%, 07/01/49 (C)		775	448
8.500%, 07/30/10 (C)		2,000	1,157
8.280%, 12/31/33		8,012	6,009
8.125%, 04/21/49 (C)		4,200	2,438
8.000%, 02/25/32 (C)		864	520
8.000%, 02/26/08 (C)		1,000	589
7.820%, 12/31/33		708	613
7.625%, 03/31/05 (C)		1,120	526
7.625%, 08/11/07 (C)	ITL	2,325,000	668
7.000%, 03/18/49	ITL	1,475,000	423
7.000%, 10/03/15		15,165	12,631
3.380%, 09/30/10 (F)		2,950	1,207
3.169%, 12/15/35 (D)		7,705	578
2.500%, 03/31/19 (F)		6,690	2,402
0.000%, 08/03/12 (D)		12,605	4,248
0.000%, 07/13/49 (C)	ITL	3,245,000	941
Transportadora Gas Norte
7.500%, 12/31/12 (A)(F)		130	63
7.500%, 12/31/12 (A)(B)(F)		260	127
7.500%, 12/31/12		420	205
6.500%, 12/31/12 (A)(B)(F)		30	15
6.500%, 12/31/12 (A)(F)		81	40
6.500%, 12/31/12 (A)(F)		72	35

			45,604

Bahrain — 0.1%
Kingdom of Bahrain
5.500%, 03/31/20 (B)		1,215	1,205

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

B.arbados — 0.2%
Columbus International
11.500%, 11/20/14 (B)		1,600	$1,752

Belize — 0.0%
Government of Belize
6.000%, 02/20/29 (A)		400	276

Bosnia and Herzegovina — 0.1%
Republic of Bosnia & Herzegovina
1.813%, 12/11/17 (A)(D)	DEM	2,300	1,170

Brazil — 9.2%
Banco Nacional de
Desenvolvimento Economico e Social
6.500%, 06/10/19 (B)		2,325	2,482
5.500%, 07/12/20 (B)		600	594
Banco Votorantim
7.375%, 01/21/20 (B)		720	746
Federal Republic of Brazil
12.250%, 03/06/30		175	304
11.000%, 08/17/40		9,507	12,725
10.125%, 05/15/27		4,485	6,582
8.875%, 10/14/19		1,155	1,487
8.875%, 04/15/24		2,720	3,590
8.750%, 02/04/25		3,285	4,336
8.250%, 01/20/34		5,440	6,936
8.000%, 01/15/18		1,689	1,968
7.125%, 01/20/37		2,235	2,545
6.000%, 01/17/17		2,600	2,825
5.875%, 01/15/19		6,865	7,380
5.625%, 01/07/41		800	753
Fibria Overseas Finance
9.250%, 10/30/19 (B)		890	1,015
Nota Do Tesouro Nacional
10.000%, 01/01/17		22,441	11,607
10.000%, 01/01/21		14,730	7,247
Petrobras
7.875%, 03/15/19		555	649
Rearden G Holdings EINS GmbH
7.875%, 03/30/20 (B)		175	177
Voto-Votorantim
6.750%, 04/05/21 (B)		1,856	1,833
6.625%, 09/25/19 (B)		490	491

			78,272

Chile — 0.2%
Empresa Nacional del Petroleo
6.250%, 07/08/19 (B)		900	911
Nacional del Cobre de Chile
7.500%, 01/15/19		600	707

			1,618

1	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

March 31, 2010

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

China — 0.1%
Evergrande Real Estate
13.000%, 01/27/15		600	$615

Colombia — 4.3%
Bogota Distrio Capital
9.750%, 07/26/28 (B)	COP	9,441,000	5,218
Ecopetrol
7.625%, 07/23/19 (B)		500	555
Republic of Colombia
11.750%, 02/25/20		2,095	3,069
10.375%, 01/28/33		450	643
9.850%, 06/28/27	COP	1,684,000	1,030
8.125%, 05/21/24		3,150	3,780
7.375%, 09/18/37		10,800	12,096
7.375%, 01/27/17		4,075	4,686
7.375%, 03/18/19		4,395	5,054
6.125%, 01/18/41		775	740

			36,871

Croatia — 0.3%
Government of Croatia
6.750%, 11/05/19 (B)		570	627
Republic of Croatia
6.750%, 11/05/19		250	273
Zagrebacki Holding
5.500%, 07/10/17		1,100	1,257

			2,157

Czech Republic — 0.1%
Central European Media Enterprises
11.625%, 09/15/16 (B)		450	664

Dominican Republic — 0.0%
Republic of Dominican Republic
9.040%, 01/23/18		16	18

Ecuador — 0.1%
Republic of Ecuador
9.375%, 12/15/15		1,100	1,026

El Salvador — 1.0%
Republic of El Salvador
8.250%, 04/10/32		100	110
8.250%, 04/10/32		200	221
7.750%, 01/24/23		595	658
7.650%, 06/15/35		5,811	6,116
7.375%, 12/01/19 (B)		1,330	1,450
7.375%, 12/01/19		200	218

			8,773

Gabon — 0.0%
Republic of Gabon
8.200%, 12/12/17 (B)		140	153

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Georgia — 0.5%
BG Finance for JSC Bank of Georgia
9.000%, 02/08/12		1,850	$1,839
Republic of Georgia
7.500%, 04/15/13		2,600	2,705

			4,544

Ghana — 0.2%
Republic of Ghana
8.500%, 10/04/17 (B)		720	787
8.500%, 10/04/17		950	1,045

			1,832

Hong Kong — 0.2%
Bank of China Hong Kong
5.550%, 02/11/20 (B)		1,500	1,497

Hungary — 0.4%
Republic of Hungary
6.250%, 01/29/20		3,170	3,372

India — 0.4%
Indian Oil
4.750%, 01/22/15		450	457
State Bank of India MTN
4.500%, 10/23/14		750	752
Vedanta Resources
9.500%, 07/18/18 (B)		1,965	2,172

			3,381

Indonesia — 6.8%
JPMorgan Chase Bank MTN
12.800%, 06/17/21	IDR	26,200,000	3,624
0.000%, 06/17/10 (D)	IDR	12,200,000	1,688
Majapahit Holding
8.000%, 08/07/19 (B)		1,020	1,121
7.875%, 06/29/37 (A)(B)		355	367
7.750%, 10/17/16 (A)		180	196
7.750%, 10/17/16		1,100	1,198
7.750%, 01/20/20 (B)		1,840	1,996
7.250%, 10/17/11		650	687
PT Adaro
7.625%, 10/22/19		1,195	1,241

2	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

March 31, 2010

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Republic of Indonesia
11.625%, 03/04/19 (B)		2,375	$3,414
11.625%, 03/04/19		2,600	3,738
11.000%, 11/15/20	IDR	14,300,000	1,784
10.375%, 05/04/14 (B)		200	249
10.375%, 05/04/14		300	373
8.500%, 10/12/35		3,550	4,420
7.750%, 01/17/38		16,546	19,193
7.500%, 01/15/16		2,300	2,656
7.250%, 04/20/15		1,230	1,397
6.875%, 01/17/18		2,150	2,392
6.750%, 03/10/14 (B)		1,100	1,216
6.750%, 03/10/14		700	773
6.625%, 02/17/37		2,350	2,398
5.875%, 03/13/20 (B)		1,500	1,556
Star Energy
11.500%, 02/12/15		400	423

			58,100

Iraq — 0.8%
Republic of Iraq
5.800%, 01/15/28		8,800	7,084

Ivory Coast — 0.1%
Republic of Ivory Coast
4.000%, 03/30/18 (C)		4,300	488

Jamaica — 0.1%
Digicel Group
8.875%, 01/15/15 (B)		550	540

Kazakhstan — 3.2%
CenterCredit International
8.625%, 01/30/14		1,499	1,521
HSBK Europe
9.250%, 10/16/13		675	724
7.750%, 05/13/13		150	155
7.250%, 05/03/17		460	448
Kazkommerts International
8.700%, 04/07/14 (D)		1,300	1,144
8.500%, 04/16/13		550	531
8.500%, 04/16/13		600	579
8.000%, 11/03/15		1,400	1,316
7.875%, 04/07/14		750	711
7.500%, 11/29/16 (A)		1,950	1,808
6.875%, 02/13/17		450	567
KazMunaiGaz Finance Sub MTN
11.750%, 01/23/15 (B)		3,280	4,215
9.125%, 07/02/18 (B)		3,815	4,621
9.125%, 07/02/18		3,550	4,304
8.375%, 07/02/13		3,800	4,275
Tengizchevroil Finance
6.124%, 11/15/14		357	379

			27,298

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Lithuania — 0.6%
Lithuania Government International Bond
7.375%, 02/11/20 (B)		1,800	$1,970
7.375%, 02/11/20		1,400	1,526
Republic of Lithuania
6.750%, 01/15/15 (B)		1,150	1,256

			4,752

Malaysia — 3.1%
Government of Malaysia
4.378%, 11/29/19		10,580	3,291
3.741%, 02/27/15		10,560	3,242
Petroliam Nasional
7.750%, 08/15/15		705	829
7.625%, 10/15/26		395	471
Petronas Capital
7.875%, 05/22/22		6,405	7,784
7.875%, 05/22/22 (B)		400	490
7.875%, 05/22/22		1,000	1,215
5.250%, 08/12/19 (B)		8,845	8,944

			26,266

Mexico — 8.3%
EUR Capital
6.277%, 05/09/49 (D)		1,350	1,196
Grupo Senda
10.500%, 10/03/15		3,865	3,411
Mexican Bonos
8.500%, 05/31/29	MXP	57,150	4,762
8.500%, 12/13/18	MXP	27,620	2,379
7.500%, 06/03/27	MXP	45,880	3,502
Mexican Bonos, Ser MI10
9.500%, 12/18/14	MXP	5,161	465
NII Capital
10.000%, 08/15/16		3,700	4,052
Oceanografia
11.250%, 07/15/15		1,029	637
Pemex Finance
9.150%, 11/15/18		1,595	1,995
Pemex Project Funding Master Trust
6.625%, 06/15/35		450	443
5.750%, 03/01/18		1,505	1,549
Petroleos Mexicanos
8.000%, 05/03/19		1,000	1,173
6.000%, 03/05/20 (B)		450	461
United Mexican States
8.300%, 08/15/31		10,385	13,345
8.125%, 12/30/19		3,115	3,878
7.500%, 04/08/33		3,665	4,371
6.625%, 03/03/15		2,000	2,260
6.050%, 01/11/40		7,110	7,092
5.950%, 03/19/19		3,078	3,324
5.875%, 02/17/14		800	892
5.625%, 01/15/17		4,600	4,922
5.125%, 01/15/20		1,476	1,491
United Mexican States, Ser A MTN
6.750%, 09/27/34		2,548	2,803

			70,403

3	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

March 31, 2010

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Nigeria — 0.2%
GTB Finance
8.500%, 01/29/12	800	$823
UBS
0.000%, 08/29/10 (A)(B)(D)	750	699

		1,522

Oman — 0.0%
Blue City Investments
13.750%, 11/07/13 (A)	2,250	326
4.049%, 05/07/10 (D)	250	101

		427

Pakistan — 0.6%
Republic of Pakistan
7.125%, 03/31/16	2,960	2,781
6.875%, 06/01/17	2,440	2,208

		4,989

Panama — 2.2%
Republic of Panama
9.375%, 01/16/23	560	722
9.375%, 04/01/29	5,932	8,053
8.875%, 09/30/27	950	1,225
8.125%, 04/28/34	720	871
7.250%, 03/15/15	4,865	5,558
6.700%, 01/26/36	1,860	1,976

		18,405

Peru — 2.7%
Interoceanica IV Finance
3.938%, 11/30/25 (A)(B)(E)(G)	936	463
3.876%, 11/30/18 (A)(B)(E)(G)	436	334
Peru Enhanced Pass-Through Finance
6.826%, 06/02/25 (B)(E)(G)	320	146
3.929%, 05/31/18 (A)(B)(E)(G)	1,116	885
3.323%, 05/31/18 (E)(G)	673	533
Republic of Peru
8.750%, 11/21/33	1,155	1,530
8.375%, 05/03/16 (H)	1,450	1,764
7.350%, 07/21/25	8,045	9,332
7.125%, 03/30/19	1,545	1,790
6.550%, 03/14/37	6,170	6,602

		23,379

Philippines — 5.7%
National Power
9.625%, 05/15/28 (A)	1,400	1,722
Power Sector
7.390%, 12/02/24	1,020	1,074
7.250%, 05/27/19	460	498

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Republic of the Philippines
10.625%, 03/16/25	3,635	$5,207
9.500%, 02/02/30	3,250	4,339
8.875%, 03/17/15	450	555
8.375%, 06/17/19	1,945	2,373
8.250%, 01/15/14	600	703
8.000%, 01/15/16	4,200	5,008
7.750%, 01/14/31 (H)	6,123	7,011
7.500%, 09/25/24	13,856	15,692
6.500%, 01/20/20	450	485
6.375%, 10/23/34	3,640	3,567

		48,234

Poland — 1.6%
Republic of Poland
6.375%, 07/15/19	11,221	12,293
TVN Finance
10.750%, 11/15/17 (B)	800	1,197

		13,490

Qatar — 1.2%
Government of Qatar
9.750%, 06/15/30	425	610
6.400%, 01/20/40 (B)	610	637
5.250%, 01/20/20 (B)	5,415	5,621
Qtel International Finance
7.875%, 06/10/19	2,550	2,947
6.500%, 06/10/14 (B)	500	543

		10,358

Russia — 8.8%
Alfa Diversified Payment Rights Finance MTN
2.199%, 06/15/10 (B)(D)	196	180
Alfa Invest MTN
9.250%, 06/24/13 (A)(B)	750	808
Alfa Issuance MTN
8.000%, 03/18/15	417	430
Bank of Moscow
7.500%, 11/25/15 (A)(D)	1,200	1,212
Edel Capital for Sinek Capital
7.700%, 08/03/15	500	509
Gaz Capital MTN
9.625%, 03/01/13	1,200	1,368
8.625%, 04/28/34	920	1,067
6.510%, 03/07/22	215	211
6.212%, 11/22/16	600	618
RSHB Capital
9.000%, 06/11/14	750	865
7.750%, 05/29/18	650	730
7.175%, 05/16/13	100	108
6.299%, 05/15/17	300	311
Russian Federation Registered
12.750%, 06/24/28	4,210	7,473
7.500%, 03/31/30 (F)	38,241	44,076
Teorema
11.000%, 10/27/09 (C)	3,400	340

4	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

March 31, 2010

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

TNK-BP Finance
7.250%, 02/02/20 (B)	927	$967
6.250%, 02/02/15 (B)	202	212
Transneft
8.700%, 08/07/18 (B)	775	930
7.700%, 08/07/13 (B)	150	167
Vimpel Communications
9.125%, 04/30/18	350	395
9.125%, 04/30/18 (A)(B)	1,155	1,304
8.375%, 04/30/13	250	271
8.375%, 04/30/13 (B)	900	974
8.250%, 05/23/16	570	621
VTB Capital
6.875%, 05/29/18	5,900	6,143
6.609%, 10/31/12 (B)	1,850	1,938
6.250%, 06/30/35	381	382

		74,610

Saudi Arabia — 0.1%
Dar Al-Arkan International Sukuk
10.750%, 02/18/15 (B)	700	713

Singapore — 0.2%
Sea Product
4.500%, 02/14/12 (A)	2,500	1,825

South Africa — 1.8%
Consol Glass MTN
7.625%, 04/15/14	221	298
Edcon Proprietary
3.900%, 06/15/14 (D)	1,800	1,857
Republic of South Africa
8.500%, 06/23/17	860	1,040
6.875%, 05/27/19	2,130	2,378
6.500%, 06/02/14	3,295	3,629
5.875%, 05/30/22	2,400	2,440
5.500%, 03/09/20	1,650	1,671
Republic of South Africa, Ser R203
8.250%, 09/15/17	12,210	1,643

		14,956

South Korea — 0.4%
Export-Import Bank of Korea
8.125%, 01/21/14	720	835
5.875%, 01/14/15	995	1,073
Korea Power
6.250%, 06/17/14	750	822
Republic of Korea
7.125%, 04/16/19	900	1,054

		3,784

Sri Lanka — 0.1%
Republic of Sri Lanka
7.400%, 01/22/15 (B)	450	469

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Supra-National — 0.1%
Andina de Fomento
8.125%, 06/04/19	485	$570
Central American Bank for Economic Integration
5.375%, 09/24/14 (B)	300	315
Eurasian Development Bank MTN
7.375%, 09/29/14 (B)	275	295

		1,180

Thailand — 0.1%
True Move
10.750%, 12/16/13 (A)(B)	1,250	1,251

Trinidad & Tobago — 0.4%
Petroleum of Trinidad & Tobago
6.000%, 05/08/22 (A)	2,355	2,214
6.000%, 05/08/22 (B)	800	752
Petrotrin
9.750%, 08/14/19 (B)	490	557

		3,523

Tunisia — 0.3%
Banque Centrale de Tunisie
8.250%, 09/19/27	800	978
7.375%, 04/25/12	1,205	1,327
6.250%, 02/20/13	360	525

		2,830

Turkey — 4.4%
Globus Capital Finance
8.500%, 03/05/12	500	463
Republic of Turkey
11.875%, 01/15/30	650	1,036
9.500%, 01/15/14	500	597
8.000%, 02/14/34	2,200	2,527
7.500%, 07/14/17	1,150	1,311
7.500%, 11/07/19	2,955	3,350
7.375%, 02/05/25	3,270	3,643
7.250%, 03/15/15	5,235	5,883
7.250%, 03/05/38	2,640	2,765
7.000%, 03/11/19	850	938
7.000%, 09/26/16	1,050	1,166
7.000%, 06/05/20	200	220
6.875%, 03/17/36	6,220	6,282
6.750%, 05/30/40	2,918	2,867
6.750%, 04/03/18	4,000	4,365

		37,413

Ukraine — 3.3%
Credit Suisse First Boston International for CJSC The EXIM of Ukraine
8.000%, 11/06/15 (A)	750	653
7.650%, 09/07/11 (A)	500	501
6.800%, 10/04/12	1,000	985
6.800%, 10/04/12 (A)	600	591

5	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

March 31, 2010

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Government of Ukraine
7.650%, 06/11/13		2,120	$2,155
6.750%, 11/14/17		850	811
6.580%, 11/21/16		500	477
6.580%, 11/21/16 (B)		2,240	2,134
JSC Commercial Bank
8.000%, 02/06/12		2,000	1,900
MHP
10.250%, 11/30/11		1,250	1,285
NAK Naftogaz Ukraine
9.500%, 09/30/14		8,850	9,216
Republic of Ukraine
7.650%, 06/11/13		250	254
3.200%, 12/19/10 (B)		660,000	6,820
Springvale Holdings
9.181%, 09/07/09 (A)(C)(D)		1,000	75

			27,857

United Arab Emirates — 1.9%
Dolphin Energy
5.888%, 06/15/19		1,287	1,323
5.888%, 06/15/19 (B)		644	661
Dubai DOF Sukuk MTN
6.396%, 11/03/14		1,450	1,383
Dubai Holding Commercial Operations MTN
4.750%, 01/30/14		1,400	1,487
0.624%, 05/01/10 (D)		150	122
Dubai Sukuk Centre
0.632%, 06/13/10 (D)		600	451
Emirate of Abu Dhabi
6.750%, 04/08/19 (B)		970	1,104
Jafz Sukuk
3.446%, 11/27/12 (D)	AED	31,500	7,294
MDC-GMTN
7.625%, 05/06/19		850	961
Nakheel Development
2.750%, 01/16/11		1,250	1,267

			16,053

Uruguay — 3.0%
Republic of Uruguay PIK
7.875%, 01/15/33		2,850	3,305
Republic of Uruguay
9.250%, 05/17/17		3,675	4,713
8.000%, 11/18/22		11,420	13,590
7.625%, 03/21/36		2,600	2,945
6.875%, 09/28/25		701	761

			25,314

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)

Venezuela — 5.8%
Government of Venezuela
13.625%, 08/15/18		1,600	$1,612
10.750%, 09/19/13		200	196
9.375%, 01/13/34		2,230	1,633
9.250%, 09/15/27		2,820	2,207
9.250%, 05/07/28		5,630	4,110
9.000%, 05/07/23		4,770	3,542
8.500%, 10/08/14		5,581	4,855
8.250%, 10/13/24		1,650	1,141
7.750%, 10/13/19		300	215
7.650%, 04/21/25		3,700	2,414
7.000%, 03/31/38		100	59
6.000%, 12/09/20		2,020	1,252
5.750%, 02/26/16		3,000	2,175
1.283%, 04/20/11 (D)		16,951	15,764
Petroleos de Venezuela
5.500%, 04/12/37		2,250	1,074
5.375%, 04/12/27		4,555	2,255
5.250%, 04/12/17		6,835	4,204
5.000%, 10/28/15		1,000	613

			49,321

Vietnam — 0.1%
Republic of Vietnam
6.875%, 01/15/16		350	371
6.750%, 01/29/20 (B)		894	912

			1,283

Yemen — 0.0%
Pemberley MTN
11.500%, 02/19/14 (A)(B)		144	—

Total Global Bonds (Cost $699,312) ($ Thousands)			772,917

LOAN PARTICIPATIONS — 3.0%

Angola — 0.2%
Republic of Angola
2.998%, 04/30/16	EUR	1,300	1,450

Cambodia — 0.3%
Camgsm PIK
12.729%, 04/25/10		2,137	2,137

Georgia — 0.0%
Ashmore Cayman
0.000%, 04/16/14 (G)		221	227

Indonesia — 0.3%
Indonesia Standby Loan 94 (Counterparty: Deutsche Bank)
1.187%, 06/29/10		2,309	2,124

6	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

March 31, 2010

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

Mexico — 0.3%
Altos Hornos Promissory Note # 5
0.000%, 04/29/99 (A)(C)	2,500	$375
Altos Hornos Promissory Note # 6
0.000%, 04/29/99 (A)(C)	2,500	375
Altos Hornos Promissory Note (Counterparty: Deustche Bank)
0.000%, 12/31/49 (A)(C)	4,500	675
Altos Hornos Tranche A (Counterparty: Bank of America)
0.000%, 04/11/04 (A)(C)	6,540	981

		2,406

Russia — 0.2%
Snegri
10.500%, 04/21/10 (A)	2,510	1,983

Singapore — 1.3%
Connect International PIK
0.000%, 01/01/10 (A)	9,128	8,258
Morton Bay
6.250%, 06/30/11 (A)	3,193	3,193

		11,451

Turkey — 0.4%
Cukurova, Ser B
8.493%, 05/01/12 (A)	4,015	3,654

Total Loan Participations (Cost $28,770) ($ Thousands)		25,432

CONVERTIBLE BONDS — 0.6%

India — 0.6%
Firstsource CV
6.144%, 12/04/12 (E)(G)	1,800	1,697
Reliance Communications
0.000%, 03/01/12 (G)	1,200	1,352
Suzlon Energy
1.318%, 06/12/12 (E)	2,054	2,144
2.453%, 07/25/14 (E)	450	408

Total Convertible Bonds (Cost $5,144) ($ Thousands)		5,601

Description	Face Amount (1) (Thousands)	Market Value ($ Thousands)

PURCHASED OPTIONS — 0.1%

United States — 0.1%
Currency OTC option on Euro, Put, Expires 05/22/10 Strike Price EUR 1.39	13,350,000	$415
Currency OTC option on Euro, Put, Expires 05/22/10 Strike Price EUR 1.39	15,980,000	496

Total Purchased Options (Cost $735) ($ Thousands)		911

WARRANTS — 0.0%

Russia — 0.0%
Teorema Holding A, Expires 10/27/11 (A)	226	—
Teorema Holding B, Expires 10/27/11 (A)	452	—

Total Warrants (Cost $77) ($ Thousands)		—

DEPOSIT WITH COUNTERPARTY AS COLLATERAL FOR SWAP CONTRACTS — 0.1%
Deposits with Merrill Lynch as Collateral for Swap Contracts Outstanding	682	682

Total Deposit with Counterparty as Collateral for Swap Contracts (Cost $682) ($ Thousands)		682

AFFILIATED PARTNERSHIP — 0.5%

United States — 0.5%
SEI Liquidity Fund, L.P., 0.220%†*(I)	4,201,785	3,938

Total Affiliated Partnership (Cost $4,202) ($ Thousands)		3,938

Total Investments — 95.1% (Cost $738,922) ($ Thousands)§		$809,481

7	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

March 31, 2010

A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2010, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
4/5/10-5/4/10	USD	7,228	BRL	13,201	$143
4/9/10	USD	3,796	KRW	4,347,575	47
4/12/10-5/21/10	USD	9,490	PLN	27,291	59
4/12/10-6/11/10	USD	7,479	INR	343,980	166
4/22/10	MXP	5,594	USD	450	(3)
4/22/10-5/24/10	USD	3,790	MXP	47,909	77
4/26/10-4/30/10	EUR	19,394	USD	26,082	(156)
4/30/10	JPY	641,664	USD	6,936	67
11/23/10	USD	3,100	CNY	20,773	(20)

					$380

A summary of the open futures contracts held by the Fund at March 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. Long Treasury Bond		14 Jun-2010	$(1)

For the year ended September 30, 2009, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

8	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund

March 31, 2010

A summary of outstanding swap agreements held by the fund at March 31, 2010, is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Merrill Lynch	Zaporozh Term Loan 9.78438 12/31/10	Cash Deposit Of Notional Amount	Price Return	12/31/10	682	$(35)

Percentages are based on a Net Assets of $851,114 ($ Thousands).

*	Rate shown is the 7-day effective yield as of March 31, 2010.

†	Affiliated security

(1)	In U.S. dollars unless otherwise indicated.

(A)	Securities considered illiquid. The total market value of such securities as of March 31, 2010 was $41,318($ Thousands) and represented 4.9% of Net Assets.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Security in default on interest payments.

(D)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2010.

(E)	The rate reported is the effective yield at time of purchase.

(F)	Step Bonds —The rate reflected on the Schedule of Investments is the effective yield on March 31, 2010. The coupon on a step bond changes on a specified date.

(G)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(H)	This security or a partial position of this security is on loan at March 31, 2010. The total market value of securities on loan at March 31, 2010 was $4,037 ($ Thousands) (See Note 7).

(I)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of March 31, 2010 was $3,938 ($ Thousands).

AED — United Arab Emirates Dirham

BRL — Brazilian Real

COP — Colombian Peso

CV — Convertible Security

DEM — German Mark

EUR — Euro

IDR — Indonesian Rupiah

ITL — Italian Lira

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

MTN — Medium Term Note

MXP — Mexican Peso

PIK — Payment-in-Kind

PLN — Polish Zloty

Ser — Series

USD — U.S. Dollar

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

9	SEI Institutional International Trust / Semi-Annual Report / March 31, 2010

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing nominating committee (the “Committee”) currently consisting of the independent trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s board of trustees (the “Board”). Pursuant to the Committee’s charter, adopted on June 18, 2004 and as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days of the filing date of this report, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) of the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items	12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional International Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: May 27, 2010

By	/S/ STEPHEN F. PANNER
Stephen F. Panner, Controller & CFO

Date: May 27, 2010